UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Focused Growth Fund, PGIM Quant Solutions Large-Cap Value Fund and PGIM Strategic Bond Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2026

Date of reporting period:	2/28/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Focused Growth Fund
Class A:
SPFAX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class A	$108	1.03%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. equities generated solid gains over the reporting period, driven by resilient corporate earnings, easing inflation pressures, and sustained enthusiasm for secular growth themes, including artificial intelligence (AI) and digital transformation. Market leadership broadened (rather than being concentrated in a few mega-cap technology or AI-related stocks), while volatility increased later in the period as investors reassessed the pace of AI-related investment returns amid elevated embedded expectations. A supportive economic backdrop, together with continued
technological adoption, helped sustain confidence in longer-term growth opportunities.
■
Stock selection was strong within the industrials sector, especially aerospace & defense, adding the most value relative to the Russell 1000
Growth Index (the Index). The Fund’s security selection within the information technology and consumer staples sectors, along with its underweight to the financials sector, also supported relative results for the period.
■
While the Fund produced solid absolute performance, relative returns fell short of the Index. Security selection within the communication services, health care, and consumer discretionary sectors, along with an underweight to the information technology and a modest overweight to the health care sectors, detracted the most from the Fund’s performance relative to the Index.
MF500EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	3.81%	5.27%	15.71%
Class A without sales charges	9.85%	6.47%	16.37%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Growth Index	14.78%	14.36%	18.23%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,603,244,471
Number of fund holdings	38
Total advisory fees paid for the year	$ 10,702,994
Portfolio turnover rate for the year	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.2%
Software	14.3%
Interactive Media & Services	12.7%
Broadline Retail	8.2%
Technology Hardware, Storage & Peripherals	8.2%
Aerospace & Defense	5.7%
Entertainment	5.4%
Pharmaceuticals	5.1%
Automobiles	3.6%
Financial Services	3.6%
Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)	3.1%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	3.0%
IT Services	2.4%
Health Care Equipment & Supplies	2.0%
Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	1.4%
Specialty Retail	1.1%
Biotechnology	1.0%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can
also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	A
NASDAQ	SPFAX
CUSIP	74440K504
MF500EA

PGIM Jennison Focused Growth Fund
Class C
:
SPFCX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class C	$186	1.78%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. equities generated solid gains over the reporting period, driven by resilient corporate earnings, easing inflation pressures, and sustained enthusiasm for secular growth themes, including artificial intelligence (AI) and digital transformation. Market leadership broadened (rather than being concentrated in a few mega-cap technology or AI-related stocks), while volatility increased later in the period as investors reassessed the pace of AI-related investment returns amid elevated embedded expectations. A supportive economic backdrop, together with continued
technological adoption, helped sustain confidence in longer-term growth opportunities.
■
Stock selection was strong within the indust
ria
ls sector, especially aerospace & defense, adding the most value relative to the Russell 1000
Growth Index (the Index). The Fund’s security selection within the information technology and consumer staples sectors, along with its underweight to the financials sector, also supported relative results for the period.
■
While the Fund produced solid absolute performance, relative returns fell short of the Index. Security selection within the communication services, health care, and consumer discretionary sectors, along with an underweight to the information technology and a modest overweight to the health care sectors, detracted the most from the Fund’s performance relative to the Index.
MF500EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	8.04%	5.66%	15.50%
Class C without sales charges	9.04%	5.66%	15.50%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Growth Index	14.78%	14.36%	18.23%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,603,244,471
Number of fund holdings	38
Total advisory fees paid for the year	$ 10,702,994
Portfolio turnover rate for the year	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.2%
Software	14.3%
Interactive Media & Services	12.7%
Broadline Retail	8.2%
Technology Hardware, Storage & Peripherals	8.2%
Aerospace & Defense	5.7%
Entertainment	5.4%
Pharmaceuticals	5.1%
Automobiles	3.6%
Financial Services	3.6%
Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)	3.1%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	3.0%
IT Services	2.4%
Health Care Equipment & Supplies	2.0%
Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	1.4%
Specialty Retail	1.1%
Biotechnology	1.0%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/
mutual
-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	C
NASDAQ	SPFCX
CUSIP	74440K702
MF500EC

PGIM Jennison Focused Growth Fund
Class Z:
SPFZX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class Z	$79	0.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. equities generated solid gains over the reporting period, driven by resilient corporate earnings, easing inflation pressures, and sustained enthusiasm for secular growth themes, including artificial intelligence (AI) and digital transformation. Market leadership broadened (rather than being concentrated in a few mega-cap technology or AI-related stocks), while volatility increased later in the period as investors reassessed the pace of AI-related investment returns amid elevated embedded expectations. A supportive economic backdrop, together with continued
technological adoption, helped sustain confidence in longer-term growth opportunities.
■
Stock selection was strong within the industrials sector, especially aerospace & defense, adding the most value relative to the Russell 1000
Growth Index (the Index). The Fund’s security selection within the information technology and consumer staples sectors, along with its underweight to the financials sector, also supported relative results for the period.
■
While the Fund produced solid absolute performance, relative returns fell short of the Index. Security selection within the communication services, health care, and consumer discretionary sectors, along with an underweight to the information technology and a modest overweight to the health care sectors, detracted the most from the Fund’s performance relative to the Index.
MF500EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	10.19%	6.78%	16.71%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Growth Index	14.78%	14.36%	18.23%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,603,244,471
Number of fund holdings	38
Total advisory fees paid for the year	$ 10,702,994
Portfolio turnover rate for the year	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.2%
Software	14.3%
Interactive Media & Services	12.7%
Broadline Retail	8.2%
Technology Hardware, Storage & Peripherals	8.2%
Aerospace & Defense	5.7%
Entertainment	5.4%
Pharmaceuticals	5.1%
Automobiles	3.6%
Financial Services	3.6%
Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)	3.1%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	3.0%
IT Services	2.4%
Health Care Equipment & Supplies	2.0%
Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	1.4%
Specialty Retail	1.1%
Biotechnology	1.0%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	Z
NASDAQ	SPFZX
CUSIP	74440K868
MF500EZ

PGIM Jennison Focused Growth Fund
Class R6:
PSGQX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Focused Growth Fund (the “Fund”)
for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class R6	$70	0.67%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. equities generated solid gains over the reporting period, driven by resilient corporate earnings, easing inflation pressures, and sustained enthusiasm for secular growth themes, including artificial intelligence (AI) and digital transformation. Market leadership broadened (rather than being concentrated in a few mega-cap technology or AI-related stocks), while volatility increased later in the period as investors reassessed the pace of AI-related investment returns amid elevated embedded expectations. A supportive economic backdrop, together with continued
technological adoption, helped sustain confidence in longer-term growth opportunities.
■
Stock selection was strong within the industrials sector, especially aerospace & defense, adding the most value relative to the Russell 1000
Growth Index (the Index). The Fund’s security selection within the information technology and consumer staples sectors, along with its underweight to the financials sector, also supported relative results for the period.
■
While the Fund produced solid absolute performance, relative returns fell short of the Index. Security selection within the communication services, health care, and consumer discretionary sectors, along with an underweight to the information technology and a modest overweight to the health care sectors, detracted the most from the Fund’s performance relative to the Index.
MF500ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	10.25%	6.87%	16.79%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Growth Index	14.78%	14.36%	18.23%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,603,244,471
Number of fund holdings	38
Total advisory fees paid for the year	$ 10,702,994
Portfolio turnover rate for the year	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.2%
Software	14.3%
Interactive Media & Services	12.7%
Broadline Retail	8.2%
Technology Hardware, Storage & Peripherals	8.2%
Aerospace & Defense	5.7%
Entertainment	5.4%
Pharmaceuticals	5.1%
Automobiles	3.6%
Financial Services	3.6%
Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)	3.1%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	3.0%
IT Services	2.4%
Health Care Equipment & Supplies	2.0%
Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	1.4%
Specialty Retail	1.1%
Biotechnology	1.0%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	R6
NASDAQ	PSGQX
CUSIP	74440K751
MF500ER6

PGIM Quant Solutions Large-Cap Value Fund
Class A:
SUVAX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Value Fund (the
“Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class A	$122	1.11%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, the stock market saw a sharp but brief downturn driven by tariff uncertainty, which was ultimately overshadowed by enthusiasm over artificial intelligence (AI), earnings growth, interest rate cuts, and investor resilience to volatility. As a result, the market continued to post strong gains for the period as a whole, with U.S. large-cap stocks (as measured by the Russell 1000 Index) advancing
16.74%. Value outpaced growth, with the Russell 1000 Value Index (up by 18.36%) outperforming the Russell 1000 Growth Index (up by
14.78%) by over 3.5%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove relative performance, as the Fund outperformed the Russell 1000 Value Index (the Index) in six of the 11 economic sectors.
■
The top contributors to performance relative to the Index came from the financials, consumer discretionary, utilities, and health care sectors.
Outperformance in financials was predominantly driven by stock selection across the financial services, capital markets, and insurance industries, while positive results in consumer discretionary were broadly distributed across a handful of industries. Within utilities, gains were primarily driven by positioning in electric utilities. In health care, gains reflected an overweight in health care facilities (up over 57% for the period) combined with an underweight in the managed health care industry (down over 33%).
■
The top detractors from performance relative to the Index came from positioning in the communication services and energy sectors.
MF502EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	13.74%	9.80%	9.73%
Class A without sales charges	20.36%	11.05%	10.36%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Value Index	18.36%	11.79%	11.90%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 254,533,966
Number of fund holdings	270
Total advisory fees paid for the year	$ 1,501,559
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Semiconductors & Semiconductor Equipment	5.9%
Capital Markets	5.4%
Banks	4.2%
Insurance	4.0%
Interactive Media & Services	3.8%
Machinery	3.8%
Diversified Telecommunication Services	3.7%
Electric Utilities	3.1%
Health Care Providers & Services	3.0%
Software	2.9%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.6%
Biotechnology	2.3%
Financial Services	2.3%
IT Services	2.2%
Health Care Equipment & Supplies	1.9%
Electrical Equipment	1.8%
Metals & Mining	1.7%
Specialty Retail	1.7%
Life Sciences Tools & Services	1.6%
Passenger Airlines	1.5%
Building Products	1.5%
Air Freight & Logistics	1.4%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Industry Classification	% of Net Assets
Specialized REITs	1.4%
Tobacco	1.3%
Food Products	1.3%
Communications Equipment	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Chemicals	1.1%
Electronic Equipment, Instruments & Components	1.1%
Broadline Retail	1.0%
Industrial Conglomerates	1.0%
Gas Utilities	0.9%
Media	0.9%
Hotel & Resort REITs	0.8%
Real Estate Management & Development	0.7%
Automobiles	0.6%
Retail REITs	0.6%
Commercial Services & Supplies	0.6%
Household Products	0.5%
Marine Transportation	0.5%
Beverages	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.1%
Others*	2.7%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	A
NASDAQ	SUVAX
CUSIP	74440K108
MF502EA

PGIM Quant Solutions Large-Cap Value Fund
Class C:
SUVCX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Value Fund (the
“Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class C	$233	2.13%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, the stock market saw a sharp but brief downturn driven by tariff uncertainty, which was ultimately overshadowed by enthusiasm over artificial intelligence (AI), earnings growth, interest rate cuts, and investor resilience to volatility. As a result, the market continued to post strong gains for the period as a whole, with U.S. large-cap stocks (as measured by the Russell 1000 Index) advancing
16.74%. Value outpaced growth, with the Russell 1000 Value Index (up by 18.36%) outperforming the Russell 1000 Growth Index (up by
14.78%) by over 3.5%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove relative performance, as the Fund outperformed the Russell 1000 Value Index (the Index) in six of the 11 economic sectors.
■
The top contributors to performance relative to the Index came from the financials, consumer discretionary, utilities, and health care sectors.
Outperformance in financials was predominantly driven by stock selection across the financial services, capital markets, and insurance industries, while positive results in consumer discretionary were broadly distributed across a handful of industries. Within utilities, gains were primarily driven by positioning in electric utilities. In health care, gains reflected an overweight in health care facilities (up over 57% for the period) combined with an underweight in the managed health care industry (down over 33%).
■
The top detractors from performance relative to the Index came from positioning in the communication services and energy sectors.
MF502EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	18.02%	9.93%	9.30%
Class C without sales charges	19.02%	9.93%	9.30%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Value Index	18.36%	11.79%	11.90%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 254,533,966
Number of fund holdings	270
Total advisory fees paid for the year	$ 1,501,559
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Semiconductors & Semiconductor Equipment	5.9%
Capital Markets	5.4%
Banks	4.2%
Insurance	4.0%
Interactive Media & Services	3.8%
Machinery	3.8%
Diversified Telecommunication Services	3.7%
Electric Utilities	3.1%
Health Care Providers & Services	3.0%
Software	2.9%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.6%
Biotechnology	2.3%
Financial Services	2.3%
IT Services	2.2%
Health Care Equipment & Supplies	1.9%
Electrical Equipment	1.8%
Metals & Mining	1.7%
Specialty Retail	1.7%
Life Sciences Tools & Services	1.6%
Passenger Airlines	1.5%
Building Products	1.5%
Air Freight & Logistics	1.4%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Industry Classification	% of Net Assets
Specialized REITs	1.4%
Tobacco	1.3%
Food Products	1.3%
Communications Equipment	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Chemicals	1.1%
Electronic Equipment, Instruments & Components	1.1%
Broadline Retail	1.0%
Industrial Conglomerates	1.0%
Gas Utilities	0.9%
Media	0.9%
Hotel & Resort REITs	0.8%
Real Estate Management & Development	0.7%
Automobiles	0.6%
Retail REITs	0.6%
Commercial Services & Supplies	0.6%
Household Products	0.5%
Marine Transportation	0.5%
Beverages	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.1%
Others*	2.7%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	C
NASDAQ	SUVCX
CUSIP	74440K306
MF502EC

PGIM Quant Solutions Large-Cap Value Fund
Class R:
PRVRX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Large-Cap Value Fund (the
“Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class R	$145	1.32%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, the stock market saw a sharp but brief downturn driven by tariff uncertainty, which was ultimately overshadowed by enthusiasm over artificial intelligence (AI), earnings growth, interest rate cuts, and investor resilience to volatility. As a result, the market continued to post strong gains for the period as a whole, with U.S. large-cap stocks (as measured by the Russell 1000 Index) advancing
16.74%. Value outpaced growth, with the Russell 1000 Value Index (up by 18.36%) outperforming the Russell 1000 Growth Index (up by
14.78%) by over 3.5%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove relative performance, as the Fund outperformed the Russell 1000 Value Index (the Index) in six of the 11 economic sectors.
■
The top contributors to performance relative to the Index came from the financials, consumer discretionary, utilities, and health care sectors.
Outperformance in financials was predominantly driven by stock selection across the financial services, capital markets, and insurance industries, while positive results in consumer discretionary were broadly distributed across a handful of industries. Within utilities, gains were primarily driven by positioning in electric utilities. In health care, gains reflected an overweight in health care facilities (up over 57% for the period) combined with an underweight in the managed health care industry (down over 33%).
■
The top detractors from performance relative to the Index came from positioning in the communication services and energy sectors.
MF502ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	20.02%	10.82%	10.13%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Value Index	18.36%	11.79%	11.90%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 254,533,966
Number of fund holdings	270
Total advisory fees paid for the year	$ 1,501,559
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Semiconductors & Semiconductor Equipment	5.9%
Capital Markets	5.4%
Banks	4.2%
Insurance	4.0%
Interactive Media & Services	3.8%
Machinery	3.8%
Diversified Telecommunication Services	3.7%
Electric Utilities	3.1%
Health Care Providers & Services	3.0%
Software	2.9%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.6%
Biotechnology	2.3%
Financial Services	2.3%
IT Services	2.2%
Health Care Equipment & Supplies	1.9%
Electrical Equipment	1.8%
Metals & Mining	1.7%
Specialty Retail	1.7%
Life Sciences Tools & Services	1.6%
Passenger Airlines	1.5%
Building Products	1.5%
Air Freight & Logistics	1.4%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Industry Classification	% of Net Assets
Specialized REITs	1.4%
Tobacco	1.3%
Food Products	1.3%
Communications Equipment	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Chemicals	1.1%
Electronic Equipment, Instruments & Components	1.1%
Broadline Retail	1.0%
Industrial Conglomerates	1.0%
Gas Utilities	0.9%
Media	0.9%
Hotel & Resort REITs	0.8%
Real Estate Management & Development	0.7%
Automobiles	0.6%
Retail REITs	0.6%
Commercial Services & Supplies	0.6%
Household Products	0.5%
Marine Transportation	0.5%
Beverages	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.1%
Others*	2.7%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	R
NASDAQ	PRVRX
CUSIP	74440K736
MF502ER

PGIM Quant Solutions Large-Cap Value Fund
Class Z:
SUVZX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Value Fund (the
“Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class Z	$87	0.79%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, the stock market saw a sharp but brief downturn driven by tariff uncertainty, which was ultimately overshadowed by enthusiasm over artificial intelligence (AI), earnings growth, interest rate cuts, and investor resilience to volatility. As a result, the market continued to post strong gains for the period as a whole, with U.S. large-cap stocks (as measured by the Russell 1000 Index) advancing
16.74%. Value outpaced growth, with the Russell 1000 Value Index (up by 18.36%) outperforming the Russell 1000 Growth Index (up by
14.78%) by over 3.5%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove relative performance, as the Fund outperformed the Russell 1000 Value Index (the Index) in six of the 11 economic sectors.
■
The top contributors to performance relative to the Index came from the financials, consumer discretionary, utilities, and health care sectors.
Outperformance in financials was predominantly driven by stock selection across the financial services, capital markets, and insurance industries, while positive results in consumer discretionary were broadly distributed across a handful of industries. Within utilities, gains were primarily driven by positioning in electric utilities. In health care, gains reflected an overweight in health care facilities (up over 57% for the period) combined with an underweight in the managed health care industry (down over 33%).
■
The top detractors from performance relative to the Index came from positioning in the communication services and energy sectors.
MF502EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	20.67%	11.43%	10.71%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Value Index	18.36%	11.79%	11.90%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 254,533,966
Number of fund holdings	270
Total advisory fees paid for the year	$ 1,501,559
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Semiconductors & Semiconductor Equipment	5.9%
Capital Markets	5.4%
Banks	4.2%
Insurance	4.0%
Interactive Media & Services	3.8%
Machinery	3.8%
Diversified Telecommunication Services	3.7%
Electric Utilities	3.1%
Health Care Providers & Services	3.0%
Software	2.9%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.6%
Biotechnology	2.3%
Financial Services	2.3%
IT Services	2.2%
Health Care Equipment & Supplies	1.9%
Electrical Equipment	1.8%
Metals & Mining	1.7%
Specialty Retail	1.7%
Life Sciences Tools & Services	1.6%
Passenger Airlines	1.5%
Building Products	1.5%
Air Freight & Logistics	1.4%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Industry Classification	% of Net Assets
Specialized REITs	1.4%
Tobacco	1.3%
Food Products	1.3%
Communications Equipment	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Chemicals	1.1%
Electronic Equipment, Instruments & Components	1.1%
Broadline Retail	1.0%
Industrial Conglomerates	1.0%
Gas Utilities	0.9%
Media	0.9%
Hotel & Resort REITs	0.8%
Real Estate Management & Development	0.7%
Automobiles	0.6%
Retail REITs	0.6%
Commercial Services & Supplies	0.6%
Household Products	0.5%
Marine Transportation	0.5%
Beverages	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.1%
Others*	2.7%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	Z
NASDAQ	SUVZX
CUSIP	74440K405
MF502EZ

PGIM Quant Solutions Large-Cap Value Fund
Class R6:
SUVQX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Value Fund (the
“Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class R6	$87	0.79%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, the stock market saw a sharp but brief downturn driven by tariff uncertainty, which was ultimately overshadowed by enthusiasm over artificial intelligence (AI), earnings growth, interest rate cuts, and investor resilience to volatility. As a result, the market continued to post strong gains for the period as a whole, with U.S. large-cap stocks (as measured by the Russell 1000 Index) advancing
16.74%. Value outpaced growth, with the Russell 1000 Value Index (up by 18.36%) outperforming the Russell 1000 Growth Index (up by
14.78%) by over 3.5%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove relative performance, as the Fund outperformed the Russell 1000 Value Index (the Index) in six of the 11 economic sectors.
■
The top contributors to performance relative to the Index came from the financials, consumer discretionary, utilities, and health care sectors.
Outperformance in financials was predominantly driven by stock selection across the financial services, capital markets, and insurance industries, while positive results in consumer discretionary were broadly distributed across a handful of industries. Within utilities, gains were primarily driven by positioning in electric utilities. In health care, gains reflected an overweight in health care facilities (up over 57% for the period) combined with an underweight in the managed health care industry (down over 33%).
■
The top detractors from performance relative to the Index came from positioning in the communication services and energy sectors.
MF502ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 26, 2017 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	20.69%	11.41%	8.57% (4/26/2017)
S&P 500 Index	16.99%	14.19%	14.64%
Russell 1000 Value Index	18.36%	11.79%	10.49%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 254,533,966
Number of fund holdings	270
Total advisory fees paid for the year	$ 1,501,559
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Semiconductors & Semiconductor Equipment	5.9%
Capital Markets	5.4%
Banks	4.2%
Insurance	4.0%
Interactive Media & Services	3.8%
Machinery	3.8%
Diversified Telecommunication Services	3.7%
Electric Utilities	3.1%
Health Care Providers & Services	3.0%
Software	2.9%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.6%
Biotechnology	2.3%
Financial Services	2.3%
IT Services	2.2%
Health Care Equipment & Supplies	1.9%
Electrical Equipment	1.8%
Metals & Mining	1.7%
Specialty Retail	1.7%
Life Sciences Tools & Services	1.6%
Passenger Airlines	1.5%
Building Products	1.5%
Air Freight & Logistics	1.4%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Industry Classification	% of Net Assets
Specialized REITs	1.4%
Tobacco	1.3%
Food Products	1.3%
Communications Equipment	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Chemicals	1.1%
Electronic Equipment, Instruments & Components	1.1%
Broadline Retail	1.0%
Industrial Conglomerates	1.0%
Gas Utilities	0.9%
Media	0.9%
Hotel & Resort REITs	0.8%
Real Estate Management & Development	0.7%
Automobiles	0.6%
Retail REITs	0.6%
Commercial Services & Supplies	0.6%
Household Products	0.5%
Marine Transportation	0.5%
Beverages	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.1%
Others*	2.7%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	R6
NASDAQ	SUVQX
CUSIP	74440K538
MF502ER6

PGIM Strategic Bond Fund
Class A:
PUCAX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class A shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class A	$96	0.93%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) These cuts were preceded by notable declines in U.S. Treasury yields. Despite bouts of market volatility due to artificial intelligence (AI)-related developments and heightened geopolitical tensions in the first two months of 2026, credit spreads across fixed income were fairly resilient—e.g., investment-grade corporates, emerging markets (EM) hard-currency debt, and securitized debt, and the period ended with most sectors posting positive total returns.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index (the Index) during the period: positioning in U.S. investment-grade corporates; security selection in U.S. high-yield corporates, non-agency mortgage-backed securities (MBS), and MBS; overweight allocations to the EM high yield, AA collateralized loan obligations (CLOs), and AA-and-below non-agency commercial mortgage-backed securities (CMBS) sectors; and credit positioning in the health care & pharmaceutical, electric utilities, and real estate investment trusts (REITs). The combined impact of the Fund’s yield curve strategies and duration positioning also contributed to results. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following detracted the most from the Fund’s performance relative to the Index during the period: positioning in Great British Pound Sterling
(GBP)-denominated high yield corporates; security selection in EM high-yield bonds, EM investment-grade bonds, and AA CLOs; overweight allocations to the U.S high-yield corporate, European bank loan, and MBS sectors; and credit positioning in telecom.
■
The Fund held financial futures, Treasury swaps, and options to help manage its duration and yield curve exposure during the period. Financial futures and Treasury swap positions detracted from the Fund’s performance, while options contributed. The Fund also traded foreign exchange derivatives and credit default swaps to manage credit risk. The use of these derivatives detracted from the Fund’s performance.
MF231EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	3.53%	1.38%	4.46%
Class A without sales charges	7.01%	2.06%	4.80%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg Intermediate US Aggregate Bond Index	6.58%	1.16%	2.04%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,329,507,549
Number of fund holdings	1,087
Total advisory fees paid for the year	$ 5,686,246
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	22.3
AA	32.4
A	5.0
BBB	14.6
BB	16.5
B	6.1
CCC	1.6
Not Rated	5.3
Cash/Cash Equivalents	(3.6)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	A
NASDAQ	PUCAX
CUSIP	74440K678
MF231EA

PGIM Strategic Bond Fund
Class C:
PUCCX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class C shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class C	$178	1.73%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) These cuts were preceded by notable declines in U.S. Treasury yields. Despite bouts of market volatility due to artificial intelligence (AI)-related developments and heightened geopolitical tensions in the first two months of 2026, credit spreads across fixed income were fairly resilient—e.g., investment-grade corporates, emerging markets (EM) hard-currency debt, and securitized debt, and the period ended with most sectors posting positive total returns.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index (the Index) during the period: positioning in U.S. investment-grade corporates; security selection in U.S. high-yield corporates, non-agency mortgage-backed securities (MBS), and MBS; overweight allocations to the EM high yield, AA collateralized loan obligations (CLOs), and AA-and-below non-agency commercial mortgage-backed securities (CMBS) sectors; and credit positioning in the health care & pharmaceutical, electric utilities, and real estate investment trusts (REITs). The combined impact of the Fund’s yield curve strategies and duration positioning also contributed to results. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following detracted the most from the Fund’s performance relative to the Index during the period: positioning in Great British Pound Sterling
(GBP)-denominated high yield corporates; security selection in EM high-yield bonds, EM investment-grade bonds, and AA CLOs; overweight allocations to the U.S high-yield corporate, European bank loan, and MBS sectors; and credit positioning in telecom.
■
The Fund held financial futures, Treasury swaps, and options to help manage its duration and yield curve exposure during the period. Financial futures and Treasury swap positions detracted from the Fund’s performance, while options contributed. The Fund also traded foreign exchange derivatives and credit default swaps to manage credit risk. The use of these derivatives detracted from the Fund’s performance.
MF231EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	5.16%	1.28%	4.00%
Class C without sales charges	6.16%	1.28%	4.00%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg Intermediate US Aggregate Bond Index	6.58%	1.16%	2.04%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,329,507,549
Number of fund holdings	1,087
Total advisory fees paid for the year	$ 5,686,246
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	22.3
AA	32.4
A	5.0
BBB	14.6
BB	16.5
B	6.1
CCC	1.6
Not Rated	5.3
Cash/Cash Equivalents	(3.6)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	C
NASDAQ	PUCCX
CUSIP	74440K660
MF231EC

PGIM Strategic Bond Fund
Class Z:
PUCZX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class Z	$64	0.62%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) These cuts were preceded by notable declines in U.S. Treasury yields. Despite bouts of market volatility due to artificial intelligence (AI)-related developments and heightened geopolitical tensions in the first two months of 2026, credit spreads across fixed income were fairly resilient—e.g., investment-grade corporates, emerging markets (EM) hard-currency debt, and securitized debt, and the period ended with most sectors posting positive total returns.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index (the Index) during the period: positioning in U.S. investment-grade corporates; security selection in U.S. high-yield corporates, non-agency mortgage-backed securities (MBS), and MBS; overweight allocations to the EM high yield, AA collateralized loan obligations (CLOs), and AA-and-below non-agency commercial mortgage-backed securities (CMBS) sectors; and credit positioning in the health care & pharmaceutical, electric utilities, and real estate investment trusts (REITs). The combined impact of the Fund’s yield curve strategies and duration positioning also contributed to results. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following detracted the most from the Fund’s performance relative to the Index during the period: positioning in Great British Pound Sterling
(GBP)-denominated high yield corporates; security selection in EM high-yield bonds, EM investment-grade bonds, and AA CLOs; overweight allocations to the U.S high-yield corporate, European bank loan, and MBS sectors; and credit positioning in telecom.
■
The Fund held financial futures, Treasury swaps, and options to help manage its duration and yield curve exposure during the period. Financial futures and Treasury swap positions detracted from the Fund’s performance, while options contributed. The Fund also traded foreign exchange derivatives and credit default swaps to manage credit risk. The use of these derivatives detracted from the Fund’s performance.
MF231EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	7.34%	2.41%	5.14%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg Intermediate US Aggregate Bond Index	6.58%	1.16%	2.04%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,329,507,549
Number of fund holdings	1,087
Total advisory fees paid for the year	$ 5,686,246
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	22.3
AA	32.4
A	5.0
BBB	14.6
BB	16.5
B	6.1
CCC	1.6
Not Rated	5.3
Cash/Cash Equivalents	(3.6)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	Z
NASDAQ	PUCZX
CUSIP	74440K652
MF231EZ

PGIM Strategic Bond Fund
Class R6:
PUCQX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class R6	$61	0.59%
WHAT AFFECTED THE FUND’S
PERFORMANCE
DURING
THE
REPORTING
PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) These cuts were preceded by notable declines in U.S. Treasury yields. Despite bouts of market volatility due to artificial intelligence (AI)-related developments and heightened geopolitical tensions in the first two months of 2026, credit spreads across fixed income were fairly resilient—e.g., investment-grade corporates, emerging markets (EM) hard-currency debt, and securitized debt, and the period ended with most sectors posting positive total returns.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index (the Index) during the period: positioning in U.S. investment-grade corporates; security selection in U.S. high-yield corporates, non-agency mortgage-backed securities (MBS), and MBS; overweight allocations to the EM high yield, AA collateralized loan obligations (CLOs), and AA-and-below non-agency commercial mortgage-backed securities (CMBS) sectors; and credit positioning in the health care & pharmaceutical, electric utilities, and real estate investment trusts (REITs). The combined impact of the Fund’s yield curve strategies and duration positioning also contributed to results. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following detracted the most from the Fund’s performance relative to the Index during the period: positioning in Great British Pound Sterling
(GBP)-denominated high yield corporates; security selection in EM high-yield bonds, EM investment-grade bonds, and AA CLOs; overweight allocations to the U.S high-yield corporate, European bank loan, and MBS sectors; and credit positioning in telecom.
■
The Fund held financial futures, Treasury swaps, and options to help manage its duration and yield curve exposure during the period. Financial futures and Treasury swap positions detracted from the Fund’s performance, while options contributed. The Fund also traded foreign exchange derivatives and credit default swaps to manage credit risk. The use of these derivatives detracted from the Fund’s performance.
MF231ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 26, 2017 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	7.25%	2.42%	3.97% (4/26/2017)
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.99%
Bloomberg Intermediate US Aggregate Bond Index	6.58%	1.16%	2.13%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the share class it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class's inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,329,507,549
Number of fund holdings	1,087
Total advisory fees paid for the year	$ 5,686,246
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	22.3
AA	32.4
A	5.0
BBB	14.6
BB	16.5
B	6.1
CCC	1.6
Not Rated	5.3
Cash/Cash Equivalents	(3.6)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	R6
NASDAQ	PUCQX
CUSIP	74440K520
MF231ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended February 28, 2026 and February 28, 2025, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $125,415 and $120,591, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended February 28, 2026 and February 28, 2025: none.

(c)	Tax Fees

For the fiscal years ended February 28, 2026 and February 28, 2025: none.

(d)	All Other Fees

For the fiscal years ended February 28, 2026 and February 28, 2025: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

 Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

 Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

 Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended February 28, 2026	Fiscal Year Ended February 28, 2025
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended February 28, 2026 and February 28, 2025 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7  – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Jennison Focused Growth Fund

PGIM Quant Solutions Large-Cap Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2026

Table of Contents	Financial Statements and Other Information	February 28, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Focused Growth Fund	2
PGIM Quant Solutions Large-Cap Value Fund	14
Notes to Financial Statements	34

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

PGIM Jennison Focused Growth Fund

Schedule of Investments

as of February 28, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS

Aerospace & Defense 5.7%

Boeing Co. (The)*	139,649	$31,774,337
General Electric Co.	172,200	58,937,172

		90,711,509

Automobiles 3.6%

Tesla, Inc.*	144,803	58,284,656

Biotechnology 1.0%

Vertex Pharmaceuticals, Inc.*	33,191	16,490,285

Broadline Retail 8.2%

Amazon.com, Inc.*	588,869	123,662,490
MercadoLibre, Inc. (Brazil)*	4,276	7,515,412

		131,177,902

Consumer Staples Distribution & Retail 3.0%

Costco Wholesale Corp.	29,579	29,898,158
Walmart, Inc.(a)	145,413	18,605,593

		48,503,751

Electric Utilities 1.8%

Constellation Energy Corp.(a)	86,838	28,646,119

Electronic Equipment, Instruments & Components 1.4%

Amphenol Corp. (Class A Stock)	156,445	22,850,357

Entertainment 5.4%

Netflix, Inc.*	349,571	33,642,713
Spotify Technology SA*(a)	52,042	26,798,507
Walt Disney Co. (The)	244,370	25,912,995

		86,354,215

Financial Services 3.6%

Mastercard, Inc. (Class A Stock)	110,577	57,191,530

Health Care Equipment & Supplies 1.9%

Edwards Lifesciences Corp.*(a)	102,422	8,856,430
Intuitive Surgical, Inc.*	44,587	22,450,001

		31,306,431

Interactive Media & Services 12.7%

Alphabet, Inc. (Class A Stock)	217,301	67,745,760
Alphabet, Inc. (Class C Stock)	216,622	67,462,589
Meta Platforms, Inc. (Class A Stock)	106,026	68,723,933

		203,932,282

IT Services 2.4%

Shopify, Inc. (Canada) (Class A Stock)*	179,636	21,687,454
Snowflake, Inc.*	95,259	16,042,568

		37,730,022

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals 5.1%

Eli Lilly & Co.	67,813	$71,338,598
UCB SA (Belgium)	35,058	10,530,841

		81,869,439

Semiconductors & Semiconductor Equipment 20.3%

Advanced Micro Devices, Inc.*	126,036	25,233,667
Broadcom, Inc.	253,232	80,920,286
NVIDIA Corp.	1,012,793	179,456,792
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	108,375	40,595,107

		326,205,852

Software 14.3%

AppLovin Corp. (Class A Stock)*	38,512	16,743,862
Cadence Design Systems, Inc.*	102,827	30,992,058
Crowdstrike Holdings, Inc. (Class A Stock)*	63,018	23,441,435
Datadog, Inc. (Class A Stock)*	108,655	12,165,014
Microsoft Corp.	306,930	120,543,688
Oracle Corp.	88,750	12,904,250
Palantir Technologies, Inc. (Class A Stock)*	95,656	13,123,047

		229,913,354

Specialty Retail 1.1%

Industria de Diseno Textil SA (Spain)	256,453	17,125,258

Technology Hardware, Storage & Peripherals 8.2%

Apple, Inc.	496,313	131,115,968

TOTAL LONG-TERM INVESTMENTS (cost $778,107,211)		1,599,408,930

SHORT-TERM INVESTMENTS 3.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)	4,289,574	4,289,574
PGIM Institutional Money Market Fund (7-day effective yield 3.836%) (cost $44,787,061; includes $44,647,859 of cash collateral for securities on loan)(b)(wb)	44,818,434	44,787,061

TOTAL SHORT-TERM INVESTMENTS (cost $49,076,635)		49,076,635

TOTAL INVESTMENTS 102.8% (cost $827,183,846)		1,648,485,565
Liabilities in excess of other assets (2.8)%		(45,241,094)

NET ASSETS 100.0%		$1,603,244,471

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,767,533; cash collateral of $44,647,859 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  3

PGIM Jennison Focused Growth Fund

Schedule of Investments (continued)

as of February 28, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$90,711,509	$—	$—
Automobiles	58,284,656	—	—
Biotechnology	16,490,285	—	—
Broadline Retail	131,177,902	—	—
Consumer Staples Distribution & Retail	48,503,751	—	—
Electric Utilities	28,646,119	—	—
Electronic Equipment, Instruments & Components	22,850,357	—	—
Entertainment	86,354,215	—	—
Financial Services	57,191,530	—	—
Health Care Equipment & Supplies	31,306,431	—	—
Interactive Media & Services	203,932,282	—	—
IT Services	37,730,022	—	—
Pharmaceuticals	71,338,598	10,530,841	—
Semiconductors & Semiconductor Equipment	326,205,852	—	—
Software	229,913,354	—	—
Specialty Retail	—	17,125,258	—
Technology Hardware, Storage & Peripherals	131,115,968	—	—
Short-Term Investments
Affiliated Mutual Funds	49,076,635	—	—

Total	$1,620,829,466	$27,656,099	$—

See Notes to Financial Statements.

Schedule of Investments

as of February 28, 2026

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Semiconductors & Semiconductor Equipment	20.3%
Software	14.3
Interactive Media & Services	12.7
Broadline Retail	8.2
Technology Hardware, Storage & Peripherals	8.2
Aerospace & Defense	5.7
Entertainment	5.4
Pharmaceuticals	5.1
Automobiles	3.6
Financial Services	3.6
Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	3.1
Consumer Staples Distribution & Retail	3.0

IT Services	2.4%
Health Care Equipment & Supplies	1.9
Electric Utilities	1.8
Electronic Equipment, Instruments & Components	1.4
Specialty Retail	1.1
Biotechnology	1.0

102.8
Liabilities in excess of other assets	(2.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$44,767,533	$(44,647,859)	$119,674

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  5

PGIM Jennison Focused Growth Fund

Statement of Assets & Liabilities

as of February 28, 2026

Assets
Investments at value, including securities on loan of $44,767,533:
Unaffiliated investments (cost $778,107,211)	$1,599,408,930
Affiliated investments (cost $49,076,635)	49,076,635
Foreign currency, at value (cost $23)	23
Receivable for investments sold	4,555,485
Dividends receivable	409,300
Tax reclaim receivable	258,634
Receivable for Fund shares sold	227,803
Prepaid expenses	9,306

Total Assets	1,653,946,116

Liabilities
Payable to broker for collateral for securities on loan	44,647,859
Payable for investments purchased	3,053,355
Payable for Fund shares purchased	1,490,208
Management fee payable	756,682
Accrued expenses and other liabilities	446,228
Distribution fee payable	236,825
Affiliated transfer agent fee payable	63,048
Trustees’ fees payable	7,440

Total Liabilities	50,701,645

Net Assets	$1,603,244,471

Net assets were comprised of:
Shares of beneficial interest, at par	$56,395
Paid-in capital in excess of par	709,622,372
Total distributable earnings (loss)	893,565,704

Net assets, February 28, 2026	$1,603,244,471

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Statement of Assets & Liabilities (continued)

as of February 28, 2026

Class A
Net asset value and redemption price per share, ($1,061,868,831 ÷ 38,341,463 shares of beneficial interest issued and outstanding)	$27.70
Maximum sales charge (5.50% of offering price)	1.61

Maximum offering price to public	$29.31

Class C
Net asset value, offering price and redemption price per share, ($39,367,365 ÷ 2,121,090 shares of beneficial interest issued and outstanding)	$18.56

Class Z
Net asset value, offering price and redemption price per share, ($392,901,240 ÷ 12,481,677 shares of beneficial interest issued and outstanding)	$31.48

Class R6
Net asset value, offering price and redemption price per share, ($109,107,035 ÷ 3,450,905 shares of beneficial interest issued and outstanding)	$31.62

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  7

PGIM Jennison Focused Growth Fund

Statement of Operations

Year Ended February 28, 2026

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $249,028 foreign withholding tax)	$6,103,309
Affiliated dividend income	395,474
Income from securities lending, net (including affiliated income of $41,555)	46,418

Total income	6,545,201

Expenses
Management fee	11,089,979
Distribution fee(a)	3,744,190
Transfer agent’s fees and expenses (including affiliated expense of $339,738)(a)	1,567,169
Custodian and accounting fees	117,401
Shareholders’ reports	87,914
Registration fees(a)	64,451
Professional fees	42,532
Trustees’ fees	33,823
Audit fee	27,722
Miscellaneous	145,497

Total expenses	16,920,678
Less: Fee waiver and/or expense reimbursement(a)	(386,985)
Distribution fee waiver(a)	(553,337)

Net expenses	15,980,356

Net investment income (loss)	(9,435,155)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,086))	154,955,957
Foreign currency transactions	10,436

154,966,393

Net change in unrealized appreciation (depreciation) on:
Investments	12,549,991
Foreign currencies	13,890

12,563,881

Net gain (loss) on investment and foreign currency transactions	167,530,274

Net Increase (Decrease) In Net Assets Resulting From Operations	$158,095,119

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	3,320,021	424,169	—	—
Transfer agent’s fees and expenses	1,160,131	50,206	349,546	7,286
Registration fees	21,092	12,277	18,060	13,022
Fee waiver and/or expense reimbursement	(203,052)	(23,644)	(117,897)	(42,392)
Distribution fee waiver	(553,337)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Statements of Changes in Net Assets

	Year Ended February 28,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(9,435,155)	$(8,527,252)
Net realized gain (loss) on investment and foreign currency transactions	154,966,393	197,284,670
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,563,881	33,934,160

Net increase (decrease) in net assets resulting from operations	158,095,119	222,691,578

Dividends and Distributions
Distributions from distributable earnings
Class A	(47,396,348)	—
Class C	(2,588,586)	—
Class Z	(15,674,721)	—
Class R6	(4,426,039)	—

	(70,085,694)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	109,343,229	114,574,682
Net asset value of shares issued in reinvestment of dividends and distributions	67,409,215	—
Cost of shares purchased	(283,459,751)	(298,133,822)

Net increase (decrease) in net assets from Fund share transactions	(106,707,307)	(183,559,140)

Total increase (decrease)	(18,697,882)	39,132,438

Net Assets:

Beginning of year	1,621,942,353	1,582,809,915

End of year	$1,603,244,471	$1,621,942,353

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  9

PGIM Jennison Focused Growth Fund

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$26.28	$22.94	$14.58	$18.46	$24.34
Income (loss) from investment operations:
Net investment income (loss)	(0.18)	(0.15)	(0.09)	(0.08)	(0.20)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.85	3.49	8.45	(3.80)	(2.10)
Total from investment operations	2.67	3.34	8.36	(3.88)	(2.30)
Less Dividends and Distributions:
Distributions from net realized gains	(1.25)	-	-	-	(3.58)
Net asset value, end of year	$27.70	$26.28	$22.94	$14.58	$18.46
Total Return(b):	9.85%	14.56%	57.34%	(21.02)%	(12.51)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,061,869	$1,077,302	$1,037,945	$739,492	$1,078,256
Average net assets (000)	$1,106,674	$1,077,815	$870,689	$829,415	$653,573
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03%	1.02%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.10%	1.09%	1.14%	1.14%	1.14%
Net investment income (loss)	(0.64)%	(0.59)%	(0.49)%	(0.53)%	(0.86)%
Portfolio turnover rate(d)	30%	33%	34%	49%	67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Financial Highlights (continued)

Class C Shares
	Year Ended February 28/29,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$18.10	$15.92	$10.19	$13.00	$18.25
Income (loss) from investment operations:
Net investment income (loss)	(0.27)	(0.23)	(0.15)	(0.13)	(0.28)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98	2.41	5.88	(2.68)	(1.39)
Total from investment operations	1.71	2.18	5.73	(2.81)	(1.67)
Less Dividends and Distributions:
Distributions from net realized gains	(1.25)	-	-	-	(3.58)
Net asset value, end of year	$18.56	$18.10	$15.92	$10.19	$13.00
Total Return(b):	9.04%	13.69%	56.23%	(21.62)%	(13.27)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$39,367	$44,074	$47,880	$36,391	$60,205
Average net assets (000)	$42,417	$46,914	$41,006	$43,727	$60,666
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78%	1.78%	1.78%	1.78%	1.79%
Expenses before waivers and/or expense reimbursement	1.84%	1.83%	1.87%	1.87%	1.82%
Net investment income (loss)	(1.39)%	(1.35)%	(1.22)%	(1.26)%	(1.61)%
Portfolio turnover rate(d)	30%	33%	34%	49%	67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  11

PGIM Jennison Focused Growth Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended February 28/29,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$29.64	$25.80	$16.35	$20.64	$26.76
Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.09)	(0.04)	(0.04)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.21	3.93	9.49	(4.25)	(2.39)
Total from investment operations	3.09	3.84	9.45	(4.29)	(2.54)
Less Dividends and Distributions:
Distributions from net realized gains	(1.25)	-	-	-	(3.58)
Net asset value, end of year	$31.48	$29.64	$25.80	$16.35	$20.64
Total Return(b):	10.19%	14.88%	57.80%	(20.78)%	(12.27)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$392,901	$378,525	$369,697	$232,765	$538,780
Average net assets (000)	$405,927	$382,188	$303,068	$347,807	$587,500
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.78%	0.78%	0.80%	0.80%	0.81%
Net investment income (loss)	(0.36)%	(0.32)%	(0.20)%	(0.24)%	(0.56)%
Portfolio turnover rate(d)	30%	33%	34%	49%	67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended February 28/29,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$29.75	$25.87	$16.38	$20.66	$26.76
Income (loss) from investment operations:
Net investment income (loss)	(0.09)	(0.07)	(0.02)	(0.03)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.21	3.95	9.51	(4.25)	(2.39)
Total from investment operations	3.12	3.88	9.49	(4.28)	(2.52)
Less Dividends and Distributions:
Distributions from net realized gains	(1.25)	-	-	-	(3.58)
Net asset value, end of year	$31.62	$29.75	$25.87	$16.38	$20.66
Total Return(b):	10.25%	15.00%	57.94%	(20.72)%	(12.19)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$109,107	$122,041	$127,289	$101,583	$158,547
Average net assets (000)	$120,364	$127,844	$116,341	$119,659	$180,823
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67%	0.67%	0.67%	0.67%	0.67%
Expenses before waivers and/or expense reimbursement	0.71%	0.70%	0.71%	0.71%	0.71%
Net investment income (loss)	(0.28)%	(0.24)%	(0.12)%	(0.15)%	(0.48)%
Portfolio turnover rate(d)	30%	33%	34%	49%	67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  13

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments

as of February 28, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS 99.6%

Aerospace & Defense 2.8%

ATI, Inc.*	3,200	$523,488
General Dynamics Corp.	8,920	3,184,886
L3Harris Technologies, Inc.	2,040	743,662
Lockheed Martin Corp.	2,240	1,474,099
Northrop Grumman Corp.	500	362,190
RTX Corp.	3,400	688,908
V2X, Inc.*	2,200	153,450
Woodward, Inc.	100	38,676

		7,169,359

Air Freight & Logistics 1.4%

Expeditors International of Washington, Inc.	800	116,024
FedEx Corp.	7,100	2,747,700
United Parcel Service, Inc. (Class B Stock)	7,100	823,316

		3,687,040

Automobile Components 0.2%

Aptiv PLC*	1,000	73,540
BorgWarner, Inc.	5,000	287,850
Garrett Motion, Inc. (Switzerland)	9,700	197,492
Lear Corp.	400	52,500

		611,382

Automobiles 0.6%

Ford Motor Co.	45,600	642,504
General Motors Co.	12,796	1,007,173

		1,649,677

Banks 4.2%

Bank of America Corp.	4,111	204,851
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	7,700	390,775
Bank OZK	13,200	614,592
California BanCorp	13,900	254,509
Civista Bancshares, Inc.	5,000	119,050
First BanCorp. (Puerto Rico)	5,500	116,215
Hanmi Financial Corp.	7,100	185,381
JPMorgan Chase & Co.	15,784	4,739,935
Parke Bancorp, Inc.	3,800	105,868
PNC Financial Services Group, Inc. (The)	300	63,705
Regions Financial Corp.	32,300	898,909
Shore Bancshares, Inc.	14,600	271,268
Third Coast Bancshares, Inc.*	3,600	142,596
Truist Financial Corp.	3,100	152,861
U.S. Bancorp	24,800	1,355,568
Wells Fargo & Co.	7,632	621,627
Zions Bancorp NA	6,300	360,864

		10,598,574

Beverages 0.5%

Monster Beverage Corp.*	14,200	1,211,260

Biotechnology 2.3%

Amgen, Inc.	4,740	1,839,878
Exelixis, Inc.*	9,800	431,788

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Gilead Sciences, Inc.	9,100	$1,355,445
Incyte Corp.*	5,600	567,112
Regeneron Pharmaceuticals, Inc.	1,580	1,235,039
United Therapeutics Corp.*	900	453,510

		5,882,772

Broadline Retail 1.0%

Amazon.com, Inc.*	11,200	2,352,000
Dillard’s, Inc. (Class A Stock)	300	180,837

		2,532,837

Building Products 1.5%

Advanced Drainage Systems, Inc.	800	137,072
Hayward Holdings, Inc.*	7,800	124,800
Johnson Controls International PLC	22,700	3,275,610
Trane Technologies PLC	480	221,914

		3,759,396

Capital Markets 5.4%

Ameriprise Financial, Inc.	320	150,439
Bank of New York Mellon Corp. (The)	19,610	2,335,551
Charles Schwab Corp. (The)	21,800	2,075,360
Goldman Sachs Group, Inc. (The)	4,790	4,117,340
Morgan Stanley	22,362	3,723,497
Northern Trust Corp.	7,900	1,130,411
State Street Corp.	618	79,487
Virtu Financial, Inc. (Class A Stock)	1,700	70,397

		13,682,482

Chemicals 1.1%

CF Industries Holdings, Inc.	11,300	1,124,802
Corteva, Inc.	10,500	841,260
Element Solutions, Inc.	15,900	557,931
Linde PLC	200	101,616
Mosaic Co. (The)	4,700	130,848

		2,756,457

Commercial Services & Supplies 0.6%

Cimpress PLC (Ireland)*	6,200	452,910
Deluxe Corp.	37,500	1,040,625

		1,493,535

Communications Equipment 1.2%

Cisco Systems, Inc.	39,100	3,106,886

Construction & Engineering 0.1%

Valmont Industries, Inc.	400	183,972

Consumer Finance 0.1%

Bread Financial Holdings, Inc.	2,900	205,494

Consumer Staples Distribution & Retail 2.6%

Albertson’s Cos., Inc. (Class A Stock)	67,200	1,202,880
Dollar General Corp.	12,700	1,984,248
Kroger Co. (The)	5,100	348,024

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  15

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)

Maplebear, Inc.*	1,400	$52,514
Sysco Corp.	5,200	474,032
Target Corp.	8,100	921,699
US Foods Holding Corp.*	1,500	144,915
Walmart, Inc.	12,156	1,555,360

		6,683,672

Containers & Packaging 0.1%

Crown Holdings, Inc.	2,400	275,040

Distributors 0.1%

GigaCloud Technology, Inc. (Class A Stock)*	7,000	310,380

Diversified Consumer Services 0.2%

ADT, Inc.	23,700	190,074
H&R Block, Inc.	4,300	131,666
Perdoceo Education Corp.	5,000	166,750

		488,490

Diversified Telecommunication Services 3.7%

AT&T, Inc.	135,900	3,806,559
Comcast Corp. (Class A Stock)	48,282	1,494,811
Verizon Communications, Inc.	82,716	4,147,380

		9,448,750

Electric Utilities 3.1%

American Electric Power Co., Inc.	8,500	1,137,470
Edison International	32,700	2,443,998
Exelon Corp.	60,241	2,980,122
PG&E Corp.	64,500	1,225,500

		7,787,090

Electrical Equipment 1.8%

AMETEK, Inc.	8,000	1,913,760
Emerson Electric Co.	1,500	226,125
EnerSys	1,700	282,455
nVent Electric PLC	7,200	852,192
Rockwell Automation, Inc.	3,400	1,385,330

		4,659,862

Electronic Equipment, Instruments & Components 1.1%

Avnet, Inc.	1,900	125,096
Flex Ltd.*	7,500	472,650
Jabil, Inc.	3,600	953,964
Keysight Technologies, Inc.*	400	122,932
Kimball Electronics, Inc.*	8,200	204,918
ScanSource, Inc.*	13,300	489,174
TD SYNNEX Corp.	900	141,129
Vontier Corp.	5,100	208,692

		2,718,555

Energy Equipment & Services 0.3%

TechnipFMC PLC (United Kingdom)	11,100	736,041

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment 0.4%

Walt Disney Co. (The)	10,400	$1,102,816

Financial Services 2.3%

Berkshire Hathaway, Inc. (Class B Stock)*	9,998	5,048,490
Enact Holdings, Inc.	6,700	280,328
MGIC Investment Corp.	6,400	169,792
PayPal Holdings, Inc.	4,400	203,324
Radian Group, Inc.	4,500	155,340

		5,857,274

Food Products 1.3%

Darling Ingredients, Inc.*	2,300	122,268
Fresh Del Monte Produce, Inc.	12,600	540,918
Pilgrim’s Pride Corp.	6,400	276,224
Smithfield Foods, Inc.	97,400	2,423,312

		3,362,722

Gas Utilities 0.9%

National Fuel Gas Co.	25,400	2,312,162

Health Care Equipment & Supplies 1.9%

Abbott Laboratories	11,100	1,291,485
Edwards Lifesciences Corp.*	8,200	709,054
Embecta Corp.	10,700	109,782
Medtronic PLC	4,700	459,002
ResMed, Inc.	2,000	512,520
Solventum Corp.*	16,500	1,224,300
STERIS PLC	1,700	428,995

		4,735,138

Health Care Providers & Services 3.0%

Cardinal Health, Inc.	3,300	756,459
CVS Health Corp.	9,500	759,050
HCA Healthcare, Inc.	3,820	2,023,454
McKesson Corp.	360	355,453
Tenet Healthcare Corp.*	4,000	957,560
UnitedHealth Group, Inc.	5,240	1,536,735
Universal Health Services, Inc. (Class B Stock)	6,100	1,257,210

		7,645,921

Hotel & Resort REITs 0.8%

DiamondRock Hospitality Co.	30,800	309,232
Host Hotels & Resorts, Inc.	86,500	1,694,535

		2,003,767

Hotels, Restaurants & Leisure 1.4%

Boyd Gaming Corp.	2,500	208,075
Carnival Corp.	34,200	1,079,010
El Pollo Loco Holdings, Inc.*	37,100	410,326
Expedia Group, Inc.	600	129,414
Las Vegas Sands Corp.	10,600	601,232
Travel + Leisure Co.	15,700	1,157,090

		3,585,147

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  17

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Household Products 0.5%

Central Garden & Pet Co. (Class A Stock)*	4,100	$141,614
Church & Dwight Co., Inc.	3,500	367,010
Procter & Gamble Co. (The)	4,372	730,998
Reynolds Consumer Products, Inc.	5,100	126,531

		1,366,153

Independent Power & Renewable Electricity Producers 0.1%

AES Corp. (The)	17,500	302,400

Industrial Conglomerates 1.0%

3M Co.	7,700	1,272,964
Honeywell International, Inc.	5,100	1,242,309

		2,515,273

Insurance 4.0%

Allstate Corp. (The)	13,000	2,788,760
American International Group, Inc.	19,000	1,529,310
Arch Capital Group Ltd.*	7,100	711,065
Axis Capital Holdings Ltd.	15,100	1,596,372
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	22,700	717,093
Hartford Insurance Group, Inc. (The)	3,000	422,490
Lincoln National Corp.	30,600	1,049,580
Mercury General Corp.	1,300	117,754
RenaissanceRe Holdings Ltd. (Bermuda)	100	30,246
Slide Insurance Holdings, Inc.*	54,900	1,043,100
Universal Insurance Holdings, Inc.	2,600	91,442

		10,097,212

Interactive Media & Services 3.8%

Alphabet, Inc. (Class A Stock)	15,300	4,769,928
Alphabet, Inc. (Class C Stock)	10,100	3,145,443
Meta Platforms, Inc. (Class A Stock)	2,880	1,866,758

		9,782,129

IT Services 2.2%

Accenture PLC (Class A Stock)	7,400	1,544,528
Cognizant Technology Solutions Corp. (Class A Stock)	32,900	2,119,747
EPAM Systems, Inc.*	500	70,500
International Business Machines Corp.	7,540	1,811,183

		5,545,958

Life Sciences Tools & Services 1.6%

Charles River Laboratories International, Inc.*	800	142,792
IQVIA Holdings, Inc.*	1,900	339,739
Medpace Holdings, Inc.*	580	262,021
Sotera Health Co.*	36,100	586,625
Thermo Fisher Scientific, Inc.	5,040	2,626,394

		3,957,571

Machinery 3.8%

AGCO Corp.	500	68,250
Allison Transmission Holdings, Inc.	8,700	1,090,110
Blue Bird Corp.*	3,900	227,253
Caterpillar, Inc.	1,520	1,129,102
Cummins, Inc.	1,500	875,805

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Dover Corp.	6,000	$1,353,000
Fortive Corp.	15,400	911,680
Lincoln Electric Holdings, Inc.	400	114,820
Mueller Industries, Inc.	12,400	1,462,704
Nordson Corp.	2,200	645,568
Parker-Hannifin Corp.	1,300	1,311,934
Toro Co. (The)	5,900	583,274

		9,773,500

Marine Transportation 0.5%

Costamare, Inc. (Monaco)	53,200	934,724
Matson, Inc.	1,900	315,647

		1,250,371

Media 0.9%

Fox Corp. (Class A Stock)	6,100	343,674
Fox Corp. (Class B Stock)	19,100	988,043
Gray Media, Inc.	89,400	463,986
Nexstar Media Group, Inc.	1,300	326,326
Versant Media Group, Inc.*	1,931	64,341

		2,186,370

Metals & Mining 1.7%

Alcoa Corp.	5,500	341,440
Anglogold Ashanti PLC (Australia)	1,800	229,986
Commercial Metals Co.	600	43,980
Newmont Corp.	16,500	2,145,000
Nucor Corp.	6,300	1,114,344
SSR Mining, Inc. (Canada)*	6,200	199,578
Steel Dynamics, Inc.	1,200	231,756

		4,306,084

Mortgage Real Estate Investment Trusts (REITs) 0.1%

TPG Mortgage Investment Trust, Inc.	42,000	339,780

Multi-Utilities 1.4%

Consolidated Edison, Inc.	25,200	2,835,504
Public Service Enterprise Group, Inc.	9,300	800,451

		3,635,955

Oil, Gas & Consumable Fuels 6.1%

Antero Midstream Corp.	6,300	141,624
Antero Resources Corp.*	9,000	331,290
APA Corp.	5,800	176,146
Cheniere Energy, Inc.	8,100	1,909,413
Chevron Corp.	1,138	212,533
ConocoPhillips	5,115	580,348
Devon Energy Corp.	61,400	2,672,742
EOG Resources, Inc.	21,300	2,642,904
Exxon Mobil Corp.	16,871	2,572,827
HF Sinclair Corp.	9,300	465,093
Marathon Petroleum Corp.	3,000	594,630
Ovintiv, Inc.	25,000	1,264,750
Phillips 66	800	123,464
SandRidge Energy, Inc.	15,300	268,209

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  19

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Teekay Corp. Ltd. (Bermuda)	66,200	$857,290
Valero Energy Corp.	3,900	798,096

		15,611,359

Passenger Airlines 1.5%

Delta Air Lines, Inc.	19,100	1,254,870
SkyWest, Inc.*	5,000	520,400
Southwest Airlines Co.	4,200	206,892
United Airlines Holdings, Inc.*	17,000	1,807,100

		3,789,262

Pharmaceuticals 6.0%

Bristol-Myers Squibb Co.	42,400	2,644,488
Collegium Pharmaceutical, Inc.*	3,600	150,012
Elanco Animal Health, Inc.*	7,700	203,280
Harmony Biosciences Holdings, Inc.*	2,200	62,788
Johnson & Johnson	29,420	7,308,811
Merck & Co., Inc.	20,000	2,476,400
Pfizer, Inc.	84,786	2,344,333

		15,190,112

Professional Services 0.3%

Genpact Ltd.	4,900	194,628
IBEX Holdings Ltd.*	8,900	257,210
Leidos Holdings, Inc.	2,200	385,220

		837,058

Real Estate Management & Development 0.7%

CBRE Group, Inc. (Class A Stock)*	5,900	871,194
Jones Lang LaSalle, Inc.*	3,200	1,009,760

		1,880,954

Retail REITs 0.6%

Brixmor Property Group, Inc.	51,700	1,564,959
CBL & Associates Properties, Inc.	1,200	45,336

		1,610,295

Semiconductors & Semiconductor Equipment 5.9%

Advanced Micro Devices, Inc.*	200	40,042
Analog Devices, Inc.	8,300	2,953,057
Applied Materials, Inc.	2,500	930,750
Cirrus Logic, Inc.*	5,800	818,496
Intel Corp.*	11,800	538,198
KLA Corp.	260	396,383
Lam Research Corp.	4,300	1,005,727
Marvell Technology, Inc.	11,700	955,773
Micron Technology, Inc.	11,300	4,659,781
MKS, Inc.	5,100	1,246,746
QUALCOMM, Inc.	4,600	654,856
Skyworks Solutions, Inc.	3,600	214,488
Teradyne, Inc.	1,100	352,033
Texas Instruments, Inc.	800	169,688

		14,936,018

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Software 2.9%

Adobe, Inc.*	1,460	$383,119
Autodesk, Inc.*	1,200	295,044
Consensus Cloud Solutions, Inc.*	12,900	388,032
Docusign, Inc.*	3,700	166,759
Dolby Laboratories, Inc. (Class A Stock)	1,000	66,570
Gen Digital, Inc.	29,200	659,044
Microsoft Corp.	1,260	494,852
Salesforce, Inc.	10,800	2,103,732
Sprinklr, Inc. (Class A Stock)*	7,600	44,232
Teradata Corp.*	46,300	1,457,987
Zoom Communications, Inc.*	17,700	1,308,738

		7,368,109

Specialized REITs 1.4%

EPR Properties	13,500	802,035
VICI Properties, Inc.	91,000	2,749,110

		3,551,145

Specialty Retail 1.7%

Asbury Automotive Group, Inc.*	1,100	235,158
AutoNation, Inc.*	300	58,548
Bath & Body Works, Inc.	9,200	209,392
Gap, Inc. (The)	25,900	726,236
Ross Stores, Inc.	9,000	1,850,760
Sally Beauty Holdings, Inc.*	7,900	126,953
TJX Cos., Inc. (The)	2,200	355,652
Urban Outfitters, Inc.*	8,900	589,180
Zumiez, Inc.*	5,000	131,100

		4,282,979

Technology Hardware, Storage & Peripherals 1.2%

Dell Technologies, Inc. (Class C Stock)	3,200	473,856
Immersion Corp.	45,000	274,950
Sandisk Corp.*	1,300	825,968
Western Digital Corp.	5,000	1,398,500

		2,973,274

Textiles, Apparel & Luxury Goods 0.1%

Crocs, Inc.*	2,300	208,633

Tobacco 1.3%

Altria Group, Inc.	49,700	3,431,288

Trading Companies & Distributors 0.3%

United Rentals, Inc.	800	672,000

TOTAL COMMON STOCKS (cost $193,154,767)		253,645,192

UNAFFILIATED EXCHANGE-TRADED FUND 0.3%
iShares Russell 1000 Value ETF (cost $730,827)	3,430	773,534

TOTAL LONG-TERM INVESTMENTS (cost $193,885,594)		254,418,726

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  21

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Shares	Value

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%) (cost $191,162)(wb)	191,162	$191,162

TOTAL INVESTMENTS 100.0% (cost $194,076,756)		254,609,888
Liabilities in excess of other assets (0.0)%		(75,922)

NET ASSETS 100.0%		$254,533,966

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$7,169,359	$—	$—
Air Freight & Logistics	3,687,040	—	—
Automobile Components	611,382	—	—
Automobiles	1,649,677	—	—
Banks	10,598,574	—	—
Beverages	1,211,260	—	—
Biotechnology	5,882,772	—	—
Broadline Retail	2,532,837	—	—
Building Products	3,759,396	—	—
Capital Markets	13,682,482	—	—
Chemicals	2,756,457	—	—
Commercial Services & Supplies	1,493,535	—	—
Communications Equipment	3,106,886	—	—
Construction & Engineering	183,972	—	—
Consumer Finance	205,494	—	—
Consumer Staples Distribution & Retail	6,683,672	—	—
Containers & Packaging	275,040	—	—
Distributors	310,380	—	—
Diversified Consumer Services	488,490	—	—
Diversified Telecommunication Services	9,448,750	—	—
Electric Utilities	7,787,090	—	—
Electrical Equipment	4,659,862	—	—
Electronic Equipment, Instruments & Components	2,718,555	—	—
Energy Equipment & Services	736,041	—	—
Entertainment	1,102,816	—	—
Financial Services	5,857,274	—	—
Food Products	3,362,722	—	—
Gas Utilities	2,312,162	—	—
Health Care Equipment & Supplies	4,735,138	—	—
Health Care Providers & Services	7,645,921	—	—
Hotel & Resort REITs	2,003,767	—	—
Hotels, Restaurants & Leisure	3,585,147	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Household Products	$1,366,153	$—	$—
Independent Power & Renewable Electricity Producers	302,400	—	—
Industrial Conglomerates	2,515,273	—	—
Insurance	10,097,212	—	—
Interactive Media & Services	9,782,129	—	—
IT Services	5,545,958	—	—
Life Sciences Tools & Services	3,957,571	—	—
Machinery	9,773,500	—	—
Marine Transportation	1,250,371	—	—
Media	2,186,370	—	—
Metals & Mining	4,306,084	—	—
Mortgage Real Estate Investment Trusts (REITs)	339,780	—	—
Multi-Utilities	3,635,955	—	—
Oil, Gas & Consumable Fuels	15,611,359	—	—
Passenger Airlines	3,789,262	—	—
Pharmaceuticals	15,190,112	—	—
Professional Services	837,058	—	—
Real Estate Management & Development	1,880,954	—	—
Retail REITs	1,610,295	—	—
Semiconductors & Semiconductor Equipment	14,936,018	—	—
Software	7,368,109	—	—
Specialized REITs	3,551,145	—	—
Specialty Retail	4,282,979	—	—
Technology Hardware, Storage & Peripherals	2,973,274	—	—
Textiles, Apparel & Luxury Goods	208,633	—	—
Tobacco	3,431,288	—	—
Trading Companies & Distributors	672,000	—	—
Unaffiliated Exchange-Traded Fund	773,534	—	—
Short-Term Investment
Affiliated Mutual Fund	191,162	—	—

Total	$254,609,888	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0
Semiconductors & Semiconductor Equipment	5.9
Capital Markets	5.4
Banks	4.2
Insurance	4.0
Interactive Media & Services	3.8
Machinery	3.8
Diversified Telecommunication Services	3.7
Electric Utilities	3.1
Health Care Providers & Services	3.0
Software	2.9
Aerospace & Defense	2.8
Consumer Staples Distribution & Retail	2.6
Biotechnology	2.3
Financial Services	2.3
IT Services	2.2
Health Care Equipment & Supplies	1.9
Electrical Equipment	1.8
Metals & Mining	1.7
Specialty Retail	1.7
Life Sciences Tools & Services	1.6

Passenger Airlines	1.5%
Building Products	1.5
Air Freight & Logistics	1.4
Multi-Utilities	1.4
Hotels, Restaurants & Leisure	1.4
Specialized REITs	1.4
Tobacco	1.3
Food Products	1.3
Communications Equipment	1.2
Technology Hardware, Storage & Peripherals	1.2
Chemicals	1.1
Electronic Equipment, Instruments & Components	1.1
Broadline Retail	1.0
Industrial Conglomerates	1.0
Gas Utilities	0.9
Media	0.9
Hotel & Resort REITs	0.8
Real Estate Management & Development	0.7
Automobiles	0.6
Retail REITs	0.6
Commercial Services & Supplies	0.6
Household Products	0.5

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  23

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2026

Industry Classification (continued):

Marine Transportation	0.5%
Beverages	0.5
Entertainment	0.4
Professional Services	0.3
Unaffiliated Exchange-Traded Fund	0.3
Energy Equipment & Services	0.3
Trading Companies & Distributors	0.3
Automobile Components	0.2
Diversified Consumer Services	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.1
Distributors	0.1
Independent Power & Renewable Electricity Producers	0.1
Containers & Packaging	0.1

Textiles, Apparel & Luxury Goods	0.1%
Consumer Finance	0.1
Affiliated Mutual Fund	0.1
Construction & Engineering	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Statement of Assets & Liabilities

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $193,885,594)	$254,418,726
Affiliated investments (cost $191,162)	191,162
Dividends receivable	275,195
Tax reclaim receivable	2,451
Receivable for Fund shares sold	1,809
Prepaid expenses	7,878

Total Assets	254,897,221

Liabilities
Management fee payable	121,595
Distribution fee payable	73,801
Transfer agent’s fees and expenses payable	40,678
Payable for Fund shares purchased	40,382
Audit fee payable	27,722
Custodian and accounting fees payable	18,067
Accrued expenses and other liabilities	12,822
Professional fees payable	11,809
Shareholders’ reports fee payable	11,768
Trustees’ fees payable	2,420
Affiliated transfer agent fee payable	2,191

Total Liabilities	363,255

Net Assets	$254,533,966

Net assets were comprised of:
Shares of beneficial interest, at par	$19,524
Paid-in capital in excess of par	183,386,158
Total distributable earnings (loss)	71,128,284

Net assets, February 28, 2026	$254,533,966

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  25

PGIM Quant Solutions Large-Cap Value Fund

Statement of Assets & Liabilities (continued)

as of February 28, 2026

Class A
Net asset value and redemption price per share, ($37,055,231 ÷ 2,963,934 shares of beneficial interest issued and outstanding)	$12.50
Maximum sales charge (5.50% of offering price)	0.73

Maximum offering price to public	$13.23

Class C
Net asset value, offering price and redemption price per share, ($1,767,133 ÷ 168,215 shares of beneficial interest issued and outstanding)	$10.51

Class R
Net asset value, offering price and redemption price per share, ($171,026,698 ÷ 13,001,463 shares of beneficial interest issued and outstanding)	$13.15

Class Z
Net asset value, offering price and redemption price per share, ($42,534,728 ÷ 3,227,097 shares of beneficial interest issued and outstanding)	$13.18

Class R6
Net asset value, offering price and redemption price per share, ($2,150,176 ÷ 163,322 shares of beneficial interest issued and outstanding)	$13.17

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Statement of Operations

Year Ended February 28, 2026

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $236 foreign withholding tax)	$5,368,549
Affiliated dividend income	16,495
Affiliated income from securities lending, net	2,812

Total income	5,387,856

Expenses
Management fee	1,941,533
Distribution fee(a)	1,356,345
Transfer agent’s fees and expenses (including affiliated expense of $12,719)(a)	262,692
Custodian and accounting fees	53,544
Registration fees(a)	43,511
Professional fees	35,158
Audit fee	27,722
Shareholders’ reports	25,394
Trustees’ fees	12,306
Miscellaneous	63,682

Total expenses	3,821,887
Less: Fee waiver and/or expense reimbursement(a)	(439,974)
Distribution fee waiver(a)	(427,356)

Net expenses	2,954,557

Net investment income (loss)	2,433,299

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $159)	35,278,220
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $175)	7,746,492

Net gain (loss) on investment transactions	43,024,712

Net Increase (Decrease) In Net Assets Resulting From Operations	$45,458,011

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	111,965	18,295	1,226,085	—	—
Transfer agent’s fees and expenses	39,800	4,102	194,395	23,255	1,140
Registration fees	15,845	7,631	6,295	5,575	8,165
Fee waiver and/or expense reimbursement	(62,305)	(7,119)	(294,631)	(64,744)	(11,175)
Distribution fee waiver	(18,661)	—	(408,695)	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  27

PGIM Quant Solutions Large-Cap Value Fund

Statements of Changes in Net Assets

	Year Ended February 28,

	2026	2025

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,433,299	$3,812,917
Net realized gain (loss) on investment transactions	35,278,220	47,903,515
Net change in unrealized appreciation (depreciation) on investments	7,746,492	(14,091,225)

Net increase (decrease) in net assets resulting from operations	45,458,011	37,625,207

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,564,274)	(6,066,641)
Class C	(295,551)	(361,068)
Class R	(23,598,788)	(25,098,158)
Class Z	(6,013,538)	(6,378,330)
Class R6	(292,954)	(433,229)

	(35,765,105)	(38,337,426)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	9,707,661	20,818,764
Net asset value of shares issued in reinvestment of dividends and distributions	35,666,482	38,231,187
Cost of shares purchased	(59,108,472)	(113,988,490)

Net increase (decrease) in net assets from Fund share transactions	(13,734,329)	(54,938,539)

Total increase (decrease)	(4,041,423)	(55,650,758)

Net Assets:

Beginning of year	258,575,389	314,226,147

End of year	$254,533,966	$258,575,389

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2026	2025		2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.19	$12.61		$12.15	$13.86	$12.74
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.17		0.22	0.21	0.20
Net realized and unrealized gain (loss) on investment transactions	2.20	1.53		0.69	(0.72)	2.21
Total from investment operations	2.33	1.70		0.91	(0.51)	2.41
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.40)		(0.13)	(0.23)	(0.24)
Distributions from net realized gains	(1.84)	(1.72)		(0.32)	(0.97)	(1.05)
Total dividends and distributions	(2.02)	(2.12)		(0.45)	(1.20)	(1.29)
Net asset value, end of year	$12.50	$12.19		$12.61	$12.15	$13.86
Total Return(b):	20.36%	13.55%		7.66%	(3.63)%	19.13%

Ratios/Supplemental Data:
Net assets, end of year (000)	$37,055	$39,788		$37,602	$37,826	$38,102
Average net assets (000)	$37,322	$39,088		$35,169	$37,739	$36,266
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11%	1.11	%(d)	1.12%	1.12%	1.12%
Expenses before waivers and/or expense reimbursement	1.33%	1.31%		1.34%	1.34%	1.34%
Net investment income (loss)	1.09%	1.32%		1.86%	1.62%	1.39%
Portfolio turnover rate(e)	107%	96%		81%	96%	73%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  29

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (continued)

Class C Shares
	Year Ended February 28/29,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.54	$11.16	$10.81	$12.48	$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.04	0.09	0.07	0.06
Net realized and unrealized gain (loss) on investment transactions	1.87	1.34	0.60	(0.65)	2.00
Total from investment operations	1.88	1.38	0.69	(0.58)	2.06
Less Dividends and Distributions:
Dividends from net investment income	(0.07)	(0.28)	(0.02)	(0.12)	(0.12)
Distributions from net realized gains	(1.84)	(1.72)	(0.32)	(0.97)	(1.05)
Total dividends and distributions	(1.91)	(2.00)	(0.34)	(1.09)	(1.17)
Net asset value, end of year	$10.51	$10.54	$11.16	$10.81	$12.48
Total Return(b):	19.02%	12.54%	6.50%	(4.60)%	17.97%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,767	$2,008	$2,425	$3,700	$3,977
Average net assets (000)	$1,829	$2,257	$2,845	$3,753	$3,661
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.13%	2.13%	2.16%	2.14%	2.09%
Expenses before waivers and/or expense reimbursement	2.52%	2.46%	2.37%	2.31%	2.26%
Net investment income (loss)	0.07%	0.32%	0.83%	0.59%	0.44%
Portfolio turnover rate(d)	107%	96%	81%	96%	73%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (continued)

Class R Shares
	Year Ended February 28/29,
	2026	2025		2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.73	$13.09		$12.60	$14.32	$13.13
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.15		0.20	0.19	0.17
Net realized and unrealized gain (loss) on investment transactions	2.30	1.58		0.71	(0.74)	2.27
Total from investment operations	2.41	1.73		0.91	(0.55)	2.44
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.37)		(0.10)	(0.20)	(0.20)
Distributions from net realized gains	(1.84)	(1.72)		(0.32)	(0.97)	(1.05)
Total dividends and distributions	(1.99)	(2.09)		(0.42)	(1.17)	(1.25)
Net asset value, end of year	$13.15	$12.73		$13.09	$12.60	$14.32
Total Return(b):	20.02%	13.36%		7.41%	(3.79)%	18.91%

Ratios/Supplemental Data:
Net assets, end of year (000)	$171,027	$172,034		$176,559	$173,940	$234,737
Average net assets (000)	$163,478	$177,754		$171,600	$189,944	$241,292
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.32%	1.32	%(d)	1.33%	1.33%	1.33%
Expenses before waivers and/or expense reimbursement	1.75%	1.75%		1.75%	1.75%	1.75%
Net investment income (loss)	0.87%	1.11%		1.65%	1.39%	1.19%
Portfolio turnover rate(e)	107%	96%		81%	96%	73%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  31

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended February 28/29,
	2026	2025		2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.75	$13.10		$12.60	$14.33	$13.13
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.22		0.27	0.26	0.25
Net realized and unrealized gain (loss) on investment transactions	2.31	1.59		0.72	(0.75)	2.28
Total from investment operations	2.49	1.81		0.99	(0.49)	2.53
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.44)		(0.17)	(0.27)	(0.28)
Distributions from net realized gains	(1.84)	(1.72)		(0.32)	(0.97)	(1.05)
Total dividends and distributions	(2.06)	(2.16)		(0.49)	(1.24)	(1.33)
Net asset value, end of year	$13.18	$12.75		$13.10	$12.60	$14.33
Total Return(b):	20.67%	13.99%		8.03%	(3.34)%	19.58%

Ratios/Supplemental Data:
Net assets, end of year (000)	$42,535	$42,067		$42,356	$46,000	$55,747
Average net assets (000)	$41,016	$42,833		$41,869	$49,467	$71,101
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79%	0.79	%(d)	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.95%	0.95%		0.95%	0.95%	0.96%
Net investment income (loss)	1.40%	1.64%		2.18%	1.93%	1.69%
Portfolio turnover rate(e)	107%	96%		81%	96%	73%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended February 28/29,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.73	$13.08	$12.59	$14.32	$13.13
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.25	0.27	0.28	0.21
Net realized and unrealized gain (loss) on investment transactions	2.32	1.56	0.71	(0.77)	2.31
Total from investment operations	2.50	1.81	0.98	(0.49)	2.52
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.44)	(0.17)	(0.27)	(0.28)
Distributions from net realized gains	(1.84)	(1.72)	(0.32)	(0.97)	(1.05)
Total dividends and distributions	(2.06)	(2.16)	(0.49)	(1.24)	(1.33)
Net asset value, end of year	$13.17	$12.73	$13.08	$12.59	$14.32
Total Return(b):	20.69%	14.01%	7.96%	(3.34)%	19.52%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,150	$2,678	$55,285	$35,302	$36,200
Average net assets (000)	$2,118	$33,036	$47,186	$49,222	$13,569
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79%	0.79%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	1.32%	0.90%	0.90%	0.90%	0.98%
Net investment income (loss)	1.41%	1.84%	2.18%	2.07%	1.37%
Portfolio turnover rate(d)	107%	96%	81%	96%	73%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  33

Notes to Financial Statements

1. Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Jennison Focused Growth Fund and PGIM Quant Solutions Large-Cap Value Fund (each, a “Fund” and collectively, the “Funds”). PGIM Jennison Focused Growth Fund is classified as a non-diversified fund for purposes of the 1940 Act and PGIM Quant Solutions Large-Cap Value Fund is classified as a diversified fund for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Jennison Focused Growth Fund (“Jennison Focused Growth”)	long-term growth of capital
PGIM Quant Solutions Large-Cap Value Fund (“Quant Solutions Large-Cap Value”)	long-term growth of capital

2. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Notes to Financial Statements (continued)

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually

Expected Distribution Schedule to Shareholders*	Frequency
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)
Jennison Focused Growth	Jennison Associates LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)
Quant Solutions Large-Cap Value	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Focused Growth	0.67% up to $1 billion of average daily net assets; 0.65% from $1 billion to $3 billion of average daily net assets; 0.63% from $3 billion to $5 billion of average daily net assets; 0.62% from $5 billion to $10 billion of average daily net assets; 0.61% over $10 billion of average daily net assets	0.66%
Quant Solutions Large-Cap Value	0.79% to $1 billion of average daily net assets; 0.75% over $1 billion of average daily net assets	0.79

The Manager has contractually agreed, through June 30, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows: The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Focused Growth - Class A	1.05%
Jennison Focused Growth - Class C	1.78
Jennison Focused Growth - Class Z	0.75
Jennison Focused Growth - Class R6	0.67
Quant Solutions Large-Cap Value - Class A	1.11
Quant Solutions Large-Cap Value - Class C	2.13

Notes to Financial Statements (continued)

Fund	Class Expense Limitation
Quant Solutions Large-Cap Value - Class R	1.32%
Quant Solutions Large-Cap Value - Class Z	0.79
Quant Solutions Large-Cap Value - Class R6	0.79

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2027 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Jennison Focused Growth - Class A	0.30%	0.25%
Jennison Focused Growth - Class C	1.00	1.00
Jennison Focused Growth - Class Z	N/A	N/A
Jennison Focused Growth - Class R6	N/A	N/A
Quant Solutions Large-Cap Value - Class A	0.30	0.25
Quant Solutions Large-Cap Value - Class C	1.00	1.00
Quant Solutions Large-Cap Value - Class R	0.75	0.50
Quant Solutions Large-Cap Value - Class Z	N/A	N/A
Quant Solutions Large-Cap Value - Class R6	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended February 28, 2026, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Focused Growth	$23,065

For the year ended February 28, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Focused Growth - Class A	$308,436	$5,281
Jennison Focused Growth - Class C	—	2,375
Quant Solutions Large-Cap Value - Class A	5,795	—
Quant Solutions Large-Cap Value - Class C	—	128

PGIM Investments, PIMS, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional

Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended February 28, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended February 28, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Jennison Focused Growth	$495,943,757	$681,153,465
Quant Solutions Large-Cap Value	263,548,102	310,731,261

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended February 28, 2026, is presented as follows:

Jennison Focused Growth

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)

$31,663	$339,686,610	$ 335,428,699	$—	$ —	$ 4,289,574	4,289,574	$395,474		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.836%)(b)(wb)

—	873,561,761	828,769,614	—	(5,086)	44,787,061	44,818,434	41,555	(1)	—
$31,663	$1,213,248,371	$1,164,198,313	$—	$(5,086)	$49,076,635		$437,029		$—

Quant Solutions Large-Cap Value

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)

$ 123,253	$29,802,042	$29,734,133	$—	$ —	$191,162	191,162	$16,495		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.836%)(b)(wb)

1,910,770	41,884,790	43,795,894	175	159	—	—	2,812	(1)	—
$2,034,023	$71,686,832	$73,530,027	$175	$159	$191,162		$19,307		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.  Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

Notes to Financial Statements (continued)

For the year ended February 28, 2026, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
Jennison Focused Growth (a)	$9,100,783	$(9,100,783)
Quant Solutions Large-Cap Value	—	—

(a) Net Operating Loss

For the year ended February 28, 2026, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Focused Growth	$ —	$70,085,694	$—	$70,085,694
Quant Solutions Large-Cap Value	6,167,587	29,597,518	—	35,765,105

For the year ended February 28, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Focused Growth	$ —	$ —	$—	$ —
Quant Solutions Large-Cap Value	9,764,396	28,573,030	—	38,337,426

For the year ended February 28, 2026, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Jennison Focused Growth	$ —	$77,113,937
Quant Solutions Large-Cap Value	3,141,365	8,990,685

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of February 28, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Focused Growth	$830,217,031	$853,034,780	$(34,766,246)	$818,268,534
Quant Solutions Large-Cap Value	195,613,654	65,639,251	(6,643,017)	58,996,234

The difference between GAAP basis and tax basis was primarily attributable to deferred losses on wash sales, and investments in passive foreign investment companies.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of February 28, 2026 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Focused Growth	$—	$5,902,000
Quant Solutions Large-Cap Value	—	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (February 28, 2027).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Focused Growth	$1,827,000	$—
Quant Solutions Large-Cap Value	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2026 are subject to such review.

7.  Capital and Ownership

The Jennison Focused Growth Fund offers Class A, Class C, Class Z and Class R6 shares. The Quant Solutions Large-Cap Value Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Funds at $0.001 par value per share.

As of February 28, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Focused Growth–Class Z	27,738	0.2%
Quant Solutions Large-Cap Value–Class R	405	0.1
Quant Solutions Large-Cap Value–Class Z	20,939	0.6

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Focused Growth	—	—%
Quant Solutions Large-Cap Value	—	—
Unaffiliated:
Jennison Focused Growth	5	44.3
Quant Solutions Large-Cap Value	2	83.0

Notes to Financial Statements (continued)

Transactions in shares of beneficial interest were as follows:

Jennison Focused Growth:

Share Class	Shares	Amount

Class A
Year ended February 28, 2026:
Shares sold	829,866	$23,333,099
Shares issued in reinvestment of dividends and distributions	1,564,589	46,139,724
Shares purchased	(5,007,057)	(139,976,595)
Net increase (decrease) in shares outstanding before conversion	(2,612,602)	(70,503,772)
Shares issued upon conversion from other share class(es)	295,520	8,214,624
Shares purchased upon conversion into other share class(es)	(332,850)	(9,509,953)
Net increase (decrease) in shares outstanding	(2,649,932)	$(71,799,101)

Year ended February 28, 2025:
Shares sold	1,288,625	$33,080,529
Shares purchased	(5,478,653)	(137,495,945)
Net increase (decrease) in shares outstanding before conversion	(4,190,028)	(104,415,416)
Shares issued upon conversion from other share class(es)	259,541	6,437,540
Shares purchased upon conversion into other share class(es)	(331,446)	(8,176,727)
Net increase (decrease) in shares outstanding	(4,261,933)	$(106,154,603)

Class C
Year ended February 28, 2026:
Shares sold	242,532	$4,703,607
Shares issued in reinvestment of dividends and distributions	123,930	2,452,578
Shares purchased	(308,681)	(5,874,776)
Net increase (decrease) in shares outstanding before conversion	57,781	1,281,409
Shares purchased upon conversion into other share class(es)	(371,598)	(7,008,470)
Net increase (decrease) in shares outstanding	(313,817)	$(5,727,061)

Year ended February 28, 2025:
Shares sold	226,062	$3,943,709
Shares purchased	(480,933)	(8,329,802)
Net increase (decrease) in shares outstanding before conversion	(254,871)	(4,386,093)
Shares purchased upon conversion into other share class(es)	(318,283)	(5,536,871)
Net increase (decrease) in shares outstanding	(573,154)	$(9,922,964)

Class Z
Year ended February 28, 2026:
Shares sold	2,161,993	$67,579,726
Shares issued in reinvestment of dividends and distributions	430,455	14,415,937
Shares purchased	(3,076,318)	(96,689,008)
Net increase (decrease) in shares outstanding before conversion	(483,870)	(14,693,345)
Shares issued upon conversion from other share class(es)	292,301	9,387,895
Shares purchased upon conversion into other share class(es)	(96,124)	(3,118,114)
Net increase (decrease) in shares outstanding	(287,693)	$(8,423,564)

Year ended February 28, 2025:
Shares sold	2,023,734	$56,748,054
Shares purchased	(3,767,112)	(106,108,210)
Net increase (decrease) in shares outstanding before conversion	(1,743,378)	(49,360,156)
Shares issued upon conversion from other share class(es)	292,531	8,184,608
Shares purchased upon conversion into other share class(es)	(109,012)	(3,043,816)
Net increase (decrease) in shares outstanding	(1,559,859)	$(44,219,364)

Jennison Focused Growth (cont’d.):

Share Class	Shares	Amount

Class R6
Year ended February 28, 2026:
Shares sold	435,840	$13,726,797
Shares issued in reinvestment of dividends and distributions	130,826	4,400,976
Shares purchased	(1,280,122)	(40,919,372)
Net increase (decrease) in shares outstanding before conversion	(713,456)	(22,791,599)
Shares issued upon conversion from other share class(es)	66,086	2,181,908
Shares purchased upon conversion into other share class(es)	(4,578)	(147,890)
Net increase (decrease) in shares outstanding	(651,948)	$(20,757,581)

Year ended February 28, 2025:
Shares sold	735,358	$20,802,390
Shares purchased	(1,628,632)	(46,199,865)
Net increase (decrease) in shares outstanding before conversion	(893,274)	(25,397,475)
Shares issued upon conversion from other share class(es)	86,519	2,464,430
Shares purchased upon conversion into other share class(es)	(11,050)	(329,164)
Net increase (decrease) in shares outstanding	(817,805)	$(23,262,209)

Notes to Financial Statements (continued)

Quant Solutions Large-Cap Value:

Share Class	Shares	Amount

Class A
Year ended February 28, 2026:
Shares sold	259,365	$3,058,724
Shares issued in reinvestment of dividends and distributions	469,956	5,484,390
Shares purchased	(1,042,283)	(12,764,906)
Net increase (decrease) in shares outstanding before conversion	(312,962)	(4,221,792)
Shares issued upon conversion from other share class(es)	22,902	285,524
Shares purchased upon conversion into other share class(es)	(11,259)	(145,589)
Net increase (decrease) in shares outstanding	(301,319)	$(4,081,857)

Year ended February 28, 2025:
Shares sold	442,366	$5,764,441
Shares issued in reinvestment of dividends and distributions	497,095	5,989,990
Shares purchased	(637,237)	(8,181,883)
Net increase (decrease) in shares outstanding before conversion	302,224	3,572,548
Shares issued upon conversion from other share class(es)	19,628	247,055
Shares purchased upon conversion into other share class(es)	(39,260)	(521,832)
Net increase (decrease) in shares outstanding	282,592	$3,297,771

Class C
Year ended February 28, 2026:
Shares sold	9,743	$104,480
Shares issued in reinvestment of dividends and distributions	30,097	295,551
Shares purchased	(37,529)	(390,195)
Net increase (decrease) in shares outstanding before conversion	2,311	9,836
Shares purchased upon conversion into other share class(es)	(24,657)	(265,067)
Net increase (decrease) in shares outstanding	(22,346)	$(255,231)

Year ended February 28, 2025:
Shares sold	14,401	$165,923
Shares issued in reinvestment of dividends and distributions	33,585	350,623
Shares purchased	(51,679)	(584,289)
Net increase (decrease) in shares outstanding before conversion	(3,693)	(67,743)
Shares purchased upon conversion into other share class(es)	(22,964)	(252,927)
Net increase (decrease) in shares outstanding	(26,657)	$(320,670)

Class R
Year ended February 28, 2026:
Shares sold	372,698	$4,775,836
Shares issued in reinvestment of dividends and distributions	1,921,725	23,598,787
Shares purchased	(2,808,205)	(35,860,617)
Net increase (decrease) in shares outstanding	(513,782)	$(7,485,994)

Year ended February 28, 2025:
Shares sold	351,833	$4,692,559
Shares issued in reinvestment of dividends and distributions	1,993,499	25,098,158
Shares purchased	(2,322,726)	(31,776,451)
Net increase (decrease) in shares outstanding	22,606	$(1,985,734)

Class Z
Year ended February 28, 2026:
Shares sold	131,249	$1,664,606
Shares issued in reinvestment of dividends and distributions	487,779	5,994,800
Shares purchased	(699,217)	(9,071,537)
Net increase (decrease) in shares outstanding before conversion	(80,189)	(1,412,131)

Quant Solutions Large-Cap Value (cont’d.):

Share Class	Shares	Amount
Shares issued upon conversion from other share class(es)	9,762	$133,759
Shares purchased upon conversion into other share class(es)	(2,969)	(36,133)
Net increase (decrease) in shares outstanding	(73,396)	$(1,314,505)

Year ended February 28, 2025:
Shares sold	57,477	$786,042
Shares issued in reinvestment of dividends and distributions	504,756	6,359,921
Shares purchased	(513,337)	(6,909,962)
Net increase (decrease) in shares outstanding before conversion	48,896	236,001
Shares issued upon conversion from other share class(es)	32,080	442,779
Shares purchased upon conversion into other share class(es)	(14,982)	(211,274)
Net increase (decrease) in shares outstanding	65,994	$467,506

Class R6
Year ended February 28, 2026:
Shares sold	8,270	$104,015
Shares issued in reinvestment of dividends and distributions	23,856	292,954
Shares purchased	(81,336)	(1,021,217)
Net increase (decrease) in shares outstanding before conversion	(49,210)	(624,248)
Shares issued upon conversion from other share class(es)	2,234	28,275
Shares purchased upon conversion into other share class(es)	(54)	(769)
Net increase (decrease) in shares outstanding	(47,030)	$(596,742)

Year ended February 28, 2025:
Shares sold	688,796	$9,409,799
Shares issued in reinvestment of dividends and distributions	34,380	432,495
Shares purchased	(4,759,144)	(66,535,905)
Net increase (decrease) in shares outstanding before conversion	(4,035,968)	(56,693,611)
Shares issued upon conversion from other share class(es)	21,399	301,339
Shares purchased upon conversion into other share class(es)	(366)	(5,140)
Net increase (decrease) in shares outstanding	(4,014,935)	$(56,397,412)

8. Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the year ended February 28, 2026. The average balance outstanding is for the

Notes to Financial Statements (continued)

number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at February 28, 2026
Jennison Focused Growth	$986,288	5.16%	73	$4,471,000	$—
Quant Solutions Large-Cap Value	474,256	5.15	39	5,842,000	—

9. Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Focused Growth	Quant Solutions Large-Cap Value
Convertible Securities	X	–
Economic and Market Events	X	X
Equity and Equity-Related Securities	X	X
Foreign Securities	X	–
Growth Style	X	–
Increase in Expenses	X	X
Initial Public Offerings	X	–
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Model Design	–	X
Model Implementation	–	X
Non-Diversified Investment Company	X	–
Portfolio Turnover	–	X
Preferred Securities	X	–
Sector Exposure	X	X
Value Style	–	X

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings (“IPOs”) Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets.

Notes to Financial Statements (continued)

Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Preferred Securities Risk: Preferred securities can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred securities may be less attractive and the price of preferred securities may decline. Preferred security usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred security to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11. Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2026.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 3 and Shareholders of PGIM Jennison Focused Growth Fund and PGIM Quant Solutions Large-Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Jennison Focused Growth Fund and PGIM Quant Solutions Large-Cap Value Fund (two of the funds constituting Prudential Investment Portfolios 3, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

50

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Strategic Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2026

Table of Contents	Financial Statements and Other Information	February 28, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Strategic Bond Fund	1
Notes to Financial Statements	53

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 101.8%

ASSET-BACKED SECURITIES 10.8%

Automobiles 0.1%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 144A	7.917%	05/17/32		433	$443,408
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		284	284,011
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,249,335

					1,976,754

Collateralized Loan Obligations 8.4%
Bilbao CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.216(c)	04/15/36	EUR	5,900	6,978,252
BlueMountain CLO Ltd. (Cayman Islands), Series 2019-25A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.522(c)	01/15/38		6,000	6,031,322
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.750(c)	03/15/32	EUR	8,250	9,756,377
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	10,056,128
Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	01/20/38		5,750	5,771,849
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.766(c)	10/15/34	EUR	9,000	10,628,601
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.716(c)	07/15/32	EUR	8,050	9,495,388
Madison Park Funding Ltd. (Cayman Islands), Series 2018-29A, Class BR2, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.268(c)	03/25/38		4,000	4,013,480
Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.918(c)	01/20/38		5,150	5,162,853
Nassau Euro CLO DAC (Ireland), Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.930(c)	04/25/39	EUR	5,500	6,499,801
Regatta Funding Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.472(c)	10/15/37		5,500	5,520,791
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	9,527,107
St. Paul’s CLO DAC (Ireland), Series 04A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	10,502,336
Tikehau CLO DAC (Ireland), Series 09A, Class B1R, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.026(c)	01/20/37	EUR	9,500	11,232,642

					111,176,927

Consumer Loans 0.7%
Affirm Master Trust, Series 2026-01A, Class E, 144A	6.430	02/15/34		5,000	5,020,255
Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		1,000	1,011,407
OneMain Financial Issuance Trust, Series 2023-02A, Class D, 144A	7.520	09/15/36		2,600	2,714,551

					8,746,213

Equipment 0.3%
MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class C, 144A	7.830	08/20/55		2,000	2,065,364
Series 2025-04A, Class C, 144A	7.112	12/20/55		1,900	1,938,964

					4,004,328

See Notes to Financial Statements.

PGIM Strategic Bond Fund  1

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans 0.4%
Towd Point Mortgage Trust, Series 2025-CES01, Class M2B, 144A	6.872%(cc)	02/25/55		2,200	$2,243,243
Series 2025-HE02, Class A2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.367(c)	09/25/65		2,600	2,617,445

					4,860,688

Other 0.4%
GoodLeap Sustainable Home Solutions Trust, Series 2024-01GS, Class A, 144A	6.250	06/20/57		771	759,091
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41		1,800	1,772,563
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.424(c)	12/25/27		2,000	2,014,510
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		438	462,503
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60		943	956,257

					5,964,924

Residential Mortgage-Backed Securities 0.5%
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.047(c)	11/25/60	EUR	47	55,787
PRET LLC, Series 2025-NPL02, Class A1, 144A	5.835(cc)	03/25/55		1,793	1,794,243
Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55		3,677	3,690,515
Series 2025-NPL07, Class A1, 144A	5.657(cc)	07/25/55		1,378	1,382,957
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.185(c)	03/15/26	EUR	163	144,882

					7,068,384

Student Loan 0.0%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		339	167,363

TOTAL ASSET-BACKED SECURITIES (cost $141,988,636)					143,965,581

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.2%
20 Times Square Trust, Series 2018-20TS, Class F, 144A(x)	3.100(cc)	05/15/35		4,900	4,410,000
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35		5,000	4,350,000
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35		100	84,500
Aesir European Loan Conduit DAC (Ireland), Series 41A, Class D, 144A, SONIA + 2.400% (Cap N/A, Floor 0.000%)	6.157(c)	01/23/36	GBP	2,800	3,774,609
ARES Trust, Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.760(c)	04/15/42		1,130	1,130,281
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.210(c)	04/15/42		1,060	1,060,267
BANK5, Series 2023-05YR03, Class XD, IO, 144A	3.315(cc)	09/15/56		11,949	869,052
Series 2023-05YR04, Class XD, IO, 144A	3.605(cc)	12/15/56		10,349	827,647
Barclays Commercial Mortgage Securities Trust, Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36		250	239,190
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		250	227,089
Series 2019-C04, Class XB, IO	1.107(cc)	08/15/52		43,170	1,482,035
Benchmark Mortgage Trust, Series 2024-V05, Class XD, IO, 144A	2.972(cc)	01/10/57		13,473	1,003,712
BFLD Mortgage Trust, Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.249(c)	07/15/41		1,700	1,701,062
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.349(c)	07/15/39		1,205	1,206,602

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BLP Commercial Mortgage Trust, Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.910%(c)	03/15/42		1,658	$1,653,290
BMO Mortgage Trust, Series 2024-05C04, Class XD, IO, 144A	2.768(cc)	05/15/57		16,130	1,160,484
BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.389(cc)	11/05/39		2,240	2,328,823
BPR Trust, Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38		3,800	3,925,629
BX Commercial Mortgage Trust, Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.040(c)	08/15/42		2,252	2,252,673
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	7.350(c)	04/15/40		997	1,002,293
Series 2026-CSMO, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.067(c)	02/15/42		4,150	4,150,000
BX Trust, Series 2025-ARIA, Class A, 144A	5.031(cc)	12/13/42		2,400	2,463,685
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.660(c)	02/15/35		2,110	2,107,362
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	5.652(c)	03/15/30		1,835	1,834,909
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	6.960(c)	06/15/35		1,040	1,039,357
Commercial Mortgage Trust, Series 2024-277P, Class A, 144A	6.338	08/10/44		600	633,776
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44		1,900	43,724
DBMS DAC (United Kingdom), Series 2025-01A, Class D, 144A, SONIA + 2.650% (Cap N/A, Floor 0.000%)	6.404(c)	02/18/36	GBP	4,300	5,856,454
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 144A	5.317(cc)	08/10/42		4,500	4,630,586
ELP Commercial Mortgage Trust, Series 2025-ELP, Class A, 144A	4.757(cc)	11/13/42		2,900	2,922,222
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.311(cc)	03/25/26		225	38
Series K066, Class X1, IO	0.725(cc)	06/25/27		6,791	46,305
Series K103, Class X1, IO	0.633(cc)	11/25/29		144,984	2,996,447
GS Mortgage Securities Corp. Trust, Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.314(c)	11/25/41		2,155	2,157,055
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 144A	6.340(cc)	01/13/40		1,895	1,982,792
Series 2025-SPRL, Class E, 144A	6.678(cc)	01/13/40		970	1,020,371
IP Mortgage Trust, Series 2025-IP, Class A, 144A	5.250(cc)	06/10/42		2,000	2,051,855
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	6.375(c)	04/15/38		2,188	2,188,000
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.053(c)	10/15/40		2,300	2,304,313
NYC Commercial Mortgage Trust, Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.199(c)	02/15/42		2,110	2,124,327
NYC Trust, Series 2025-77C, Class A, 144A	4.790(cc)	01/10/36		2,300	2,332,110
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		1,895	2,027,983
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.274(c)	05/15/31		11,200	11,205,963
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	5.950(c)	10/15/41		700	700,243
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.599(c)	10/15/41		1,100	1,097,724
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.010(c)	08/15/42		1,750	1,750,547

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $97,426,041)					96,357,386

CORPORATE BONDS 31.0%

Aerospace & Defense 0.3%
Boeing Co. (The), Sr. Unsec’d. Notes	2.700	02/01/27		1,035	1,023,809
Sr. Unsec’d. Notes	3.950	08/01/59		1,500	1,074,989

See Notes to Financial Statements.

PGIM Strategic Bond Fund  3

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000%	02/15/28		918	$917,192
Sr. Unsec’d. Notes, 144A	6.750	06/15/33		595	627,094

					3,643,084

Agriculture 0.0%
Altria Group, Inc.,
Gtd. Notes(h)	3.400	05/06/30		100	97,301

Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29		1,925	1,944,596
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.750	10/28/29		1,720	1,689,623
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27		695	703,071
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates(h)	2.700	11/01/33		336	313,204
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29		470	473,365
Gtd. Notes	5.375	03/01/31		540	550,338
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29		400	400,141

					6,074,338

Apparel 0.1%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29		1,250	1,190,926

Auto Manufacturers 0.5%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32		875	786,882
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26		1,175	1,166,484
Sr. Unsec’d. Notes	2.900	02/16/28		550	533,703
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	3.600	06/21/30		1,365	1,326,266
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	6.375	07/17/33	EUR	2,500	3,117,711

					6,931,046

Auto Parts & Equipment 0.2%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30		50	52,373
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29		200	206,920
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33		80	83,120
Sr. Sec’d. Notes, 144A	5.750	08/15/32		135	138,128
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		1,975	1,975,012

					2,455,553

Banks 5.5%
Banco de Credito del Peru SA (Peru),
Sub. Notes, 144A, MTN	3.250(ff)	09/30/31		1,315	1,299,404

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A	3.466%(ff)	09/23/36	1,185	$1,091,978
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	1,605	1,486,595
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,935	2,755,369
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	1,200	1,149,432
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	971,992
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	1,270	1,162,715
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	1,375	1,576,260
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	600	605,636
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	400	401,095
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	8,576,730
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A	4.656(ff)	01/12/32	2,020	2,030,445
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,409,111
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	263,456
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,042,593
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.619(ff)	11/06/31	2,865	2,896,824
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	700	674,730
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	17,934,383
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,533,217
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,764,552
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,547,920
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	3,820	3,517,307
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	745	683,718
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	2,580	2,394,995
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.669(ff)	09/01/26(oo)	710	713,564
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	3,621,863
VTB Bank OJSC Via VTB Capital SA (Russia),
Sub. Notes	6.950	10/17/22(d)	2,240	112,000
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,457,020

				72,674,904

Building Materials 0.3%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	150	74,833
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	515	514,512
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	450	365,496
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	395	410,580
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	85	88,337

See Notes to Financial Statements.

PGIM Strategic Bond Fund  5

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000%	11/01/28		1,565	$1,564,920
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		1,200	1,157,925

					4,176,603

Chemicals 0.5%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31		575	528,054
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28		212	96,460
Gtd. Notes, 144A	4.500	01/31/30		262	110,354
Gtd. Notes, 144A	8.500	01/12/31		4,925	2,090,170
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	188,600
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A	6.800	05/13/30		1,560	1,569,036
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		730	723,897
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30		1,400	1,319,368
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/33		180	182,055

					6,807,994

Commercial Services 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		825	816,716
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	671,153
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	415,409
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29		365	345,986
Covista, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		728	728,000
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		1,620	1,661,111
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	661,696
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		720	729,918
Gtd. Notes, 144A	6.000	03/15/34		65	65,375
Gtd. Notes, 144A	7.000	06/15/30		285	298,581
Gtd. Notes, 144A	7.250	06/15/33		120	126,655
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		2,050	1,935,959

					8,456,559

Computers 0.1%
Gartner, Inc.,
Gtd. Notes, 144A	4.500	07/01/28		350	344,952
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		656	703,752

					1,048,704

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services 2.0%
Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610%	05/03/27		1,250	$1,244,755
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31		600	607,145
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31		470	453,514
Sr. Unsec’d. Notes, 144A	9.250	02/01/29		125	130,547
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.230(c)	05/31/26(d)		6,293	5,601,043
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	4.150	01/23/30		350	344,804
Jerrold Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	7.500	06/15/31	GBP	2,075	2,803,502
Navient Corp.,
Sr. Unsec’d. Notes	6.750	06/15/26		925	927,064
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,800	1,741,568
Gtd. Notes	4.000	09/15/30		750	692,395
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		1,800	1,730,432
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	816,040
Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 3 Month EURIBOR + 5.500%(a)	7.600(c)	12/15/29	EUR	2,475	2,899,324
Stifel Financial Corp.,
Sr. Unsec’d. Notes(a)	4.000	05/15/30		6,525	6,425,388

					26,417,521

Electric 2.7%
Calpine LLC,
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		4,000	4,000,318
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29		295	280,304
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,533,677
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,774,532
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,175	1,192,897
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,485	2,564,222
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		306	328,090
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		2,504	2,684,764
Light SA (Brazil),
Unsec’d. Notes	23.382(s)	08/31/27		326	65,146
Light Servicos de Eletricidade SA (Brazil),
Sec’d. Notes	2.260	12/19/37		323	80,752
Sr. Sec’d. Notes	4.210	12/19/32		760	541,271
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29		739	735,977
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	225,064
Gtd. Notes, 144A	3.375	02/15/29		200	192,671
Gtd. Notes, 144A	3.625	02/15/31		3,650	3,448,891
Gtd. Notes, 144A	3.875	02/15/32		1,350	1,264,036
Gtd. Notes, 144A	5.250	06/15/29		1,275	1,279,701
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	248,181
Pacific Gas & Electric Co.,
Sr. Sec’d. Notes	3.250	06/01/31		1,650	1,554,555

See Notes to Financial Statements.

PGIM Strategic Bond Fund  7

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875%	11/05/31	EUR	1,106	$1,176,165
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55		100	103,522
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100	06/15/30		4,130	4,077,609
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		875	886,804
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	3,180,114
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		225	222,602
Gtd. Notes, 144A	5.000	07/31/27		405	404,997
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30		1,180	1,231,628

					36,278,490

Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		115	115,366
Gtd. Notes, 144A	5.500	04/15/34		115	115,874
Gtd. Notes, 144A	6.375	03/15/29		205	210,831
Gtd. Notes, 144A	6.625	03/15/32		160	166,349
Gtd. Notes, 144A	7.250	06/15/28		975	982,402

					1,590,822

Electronics 0.1%
Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		665	627,371

Engineering & Construction 0.7%
AECOM,
Gtd. Notes, 144A	6.000	08/01/33		95	97,029
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,300,603
Sr. Sec’d. Notes, 144A	5.500	10/31/46		938	825,637
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,142	5,373,618
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		875	832,422
Gtd. Notes, 144A	5.625	01/31/34		125	126,210

					9,555,519

Entertainment 0.7%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		3,525	3,446,058
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		350	343,841
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29		1,275	1,253,189
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,125	3,126,491
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	02/01/33		775	795,575

					8,965,154

Environmental Control 0.1%
Clean Harbors, Inc.,
Gtd. Notes, 144A	5.750	10/15/33		285	291,636

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Environmental Control (cont’d.)
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A	5.500%	02/01/34		450	$451,395
GFL Environmental, Inc.,
Gtd. Notes, 144A	6.750	01/15/31		70	73,312

					816,343

Foods 0.7%
Albertson’s Cos., Inc.,
Gtd. Notes, 144A	5.625	03/31/32		1,440	1,445,524
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		55	55,373
Gtd. Notes, 144A	5.750	03/31/34		90	89,573
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		1,250	1,213,390
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		350	339,584
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	735	824,010
Sr. Sec’d. Notes	8.125	05/14/30	GBP	697	859,470
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	275	309,274
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/31		150	142,044
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		900	872,374
Gtd. Notes, 144A	4.375	01/31/32		725	692,509
Pilgrim’s Pride Corp.,
Gtd. Notes	4.250	04/15/31		2,000	1,961,064

					8,804,189

Forest Products & Paper 0.1%
LD Celulose International GmbH (Brazil),
Sr. Sec’d. Notes, 144A(a)	7.950	01/26/32		1,615	1,702,525

Gas 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		295	297,410

Healthcare-Products 0.2%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		2,150	2,114,535

Healthcare-Services 0.9%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		100	93,414
Gtd. Notes, 144A	4.625	06/01/30		3,300	3,230,190
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		2,000	2,323,572
Gtd. Notes, MTN	7.750	07/15/36		1,500	1,769,264
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A	9.875	08/15/30		2,050	2,192,513
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.500	02/15/31		15	15,059
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30		725	532,688
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		325	319,670
Sr. Sec’d. Notes	4.375	01/15/30		875	858,882

See Notes to Financial Statements.

PGIM Strategic Bond Fund  9

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes	4.625%	06/15/28	825	$823,799
Sr. Sec’d. Notes, 144A	5.500	11/15/32	215	217,804

				12,376,855

Holding Companies-Diversified 0.2%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	2,811	2,915,205

Home Builders 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	675	657,834
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	825	787,710
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	125	124,845
Gtd. Notes	7.250	10/15/29	3,233	3,296,805
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,325	1,240,969
Gtd. Notes, 144A	6.250	09/15/27	275	274,296
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	1,159,896
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	550	566,803
KB Home,
Gtd. Notes	4.000	06/15/31	615	587,915
Gtd. Notes	6.875	06/15/27	941	958,192
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	800	794,521
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	3,483,945
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,925	1,917,129
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	11/15/32	85	87,788
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	530	534,704

				16,473,352

Home Furnishings 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	90	90,283
Sr. Unsec’d. Notes	6.500	06/15/33	225	224,816

				315,099

Household Products/Wares 0.1%
ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	1,475	1,356,355

Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	145	145,468
Sr. Unsec’d. Notes(a)	6.625	05/15/32	75	75,005

				220,473

Insurance 0.1%
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	600	631,235
Sr. Sec’d. Notes, 144A	8.375	02/01/34	465	462,247

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900%	09/15/44	75	$69,531

				1,163,013

Internet 0.6%
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A(h)	6.581	05/30/49	5,734	6,089,289
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	266	265,012
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	1,350	1,260,656

				7,614,957

Iron/Steel 0.3%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	975	982,283
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	600	637,122
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	245	252,293
Gtd. Notes, 144A	7.375	05/01/33	160	164,198
Gtd. Notes, 144A	7.500	09/15/31	400	417,483
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	100	101,915
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	125	127,957
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	1,175	1,230,448

				3,913,699

Leisure Time 0.3%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	300	304,078
Gtd. Notes, 144A	5.750	03/15/30	150	154,700
Gtd. Notes, 144A	5.750	08/01/32	1,570	1,629,299
Sr. Sec’d. Notes, 144A	4.000	08/01/28	100	99,282
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	1,100	1,127,137
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	25	25,540
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,075	1,073,366

				4,413,402

Lodging 0.4%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes	4.250	01/24/27	1,020	1,015,920
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.900	08/08/29	255	249,631
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27	2,160	2,151,511
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	1,500	1,500,525
Gtd. Notes	5.500	04/15/27	250	252,279

				5,169,866

See Notes to Financial Statements.

PGIM Strategic Bond Fund  11

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500%	01/01/30		125	$130,039
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28		900	952,451

					1,082,490

Media 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29		1,350	1,347,136
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		232	232,242
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.484	10/23/45		50	47,558
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,080	645,421
Gtd. Notes, 144A	4.125	12/01/30		200	123,108
Gtd. Notes, 144A	5.375	02/01/28		225	162,026
Gtd. Notes, 144A	5.500	04/15/27		400	338,408
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		475	175,779
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		4,000	1,547,439
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29		200	178,040
Gtd. Notes(x)	7.375	07/01/28		250	241,759
Gtd. Notes(x)	7.750	07/01/26		4,570	4,520,824
DISH Network Corp.,
Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27		525	542,262
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		625	642,947
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,300	2,844,963

					13,589,912

Metal Fabricate/Hardware 0.0%
Advanced Drainage Systems, Inc.,
Sr. Unsec’d. Notes, 144A	5.375	03/01/34		400	403,108

Mining 1.3%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes	3.375	11/01/28		1,405	1,367,824
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A	11.500	10/01/31		1,050	1,157,654
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33		155	159,981
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36		455	456,463
Gtd. Notes, 144A	7.250	02/15/34		1,795	1,878,147
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		820	836,831
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28		277	277,238
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26		900	898,443
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28		1,265	1,336,637
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875	04/01/32		760	805,547
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		105	101,756
Gtd. Notes, 144A	6.375	08/15/33		715	722,342

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Vedanta Resources Finance II PLC (India),
Gtd. Notes	9.125%	10/15/32		1,424	$1,473,584
Gtd. Notes	9.850	04/24/33		1,576	1,682,695
Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630	08/15/31		5,000	4,568,861

					17,724,003

Oil & Gas 1.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	4.000	01/15/31		150	146,509
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		1,004	1,202,559
Sr. Unsec’d. Notes, 144A	6.625	10/15/32		280	290,855
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		495	500,240
Gtd. Notes, 144A	8.375	01/15/34		575	593,613
Gtd. Notes, 144A	9.250	02/15/28		224	229,969
Gtd. Notes, 144A	9.750	10/15/30		600	645,099
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		1,000	1,005,000
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,246,260
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		575	574,136
Gtd. Notes, 144A	5.875	02/01/29		425	425,143
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	676,712
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	658,429
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	706,084
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29		149	146,419
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29		178	175,702
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29		149	146,418
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		45	43,925
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		650	654,003
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	730	1,019,201
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	01/23/29		100	102,200
Gtd. Notes	6.625	06/15/38		63	59,011
Gtd. Notes	6.700	02/16/32		1,137	1,140,297
Gtd. Notes, EMTN	2.750	04/21/27	EUR	424	496,144
Gtd. Notes, MTN	8.750	06/02/29		2,020	2,173,278
SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26		1,000	1,000,009
Gtd. Notes, 144A	6.750	08/01/29		975	997,202
Gtd. Notes, 144A	8.375	07/01/28		50	51,676
Gtd. Notes, 144A	8.625	11/01/30		325	344,005

					18,450,098

Packaging & Containers 0.2%
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		690	689,156
Sr. Sec’d. Notes, 144A	6.750	04/15/32		250	251,812

See Notes to Financial Statements.

PGIM Strategic Bond Fund  13

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500%	03/01/29	1,100	$1,050,013
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	100	101,415

				2,092,396

Pharmaceuticals 0.8%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32	353	364,914
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,350	1,296,027
Gtd. Notes, 144A	6.125	08/01/28	300	300,971
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	650	567,125
Gtd. Notes, 144A	5.000	02/15/29	800	609,048
Gtd. Notes, 144A	5.250	01/30/30	1,175	824,486
Gtd. Notes, 144A	5.250	02/15/31	4,025	2,646,437
Gtd. Notes, 144A	6.250	02/15/29	75	59,438
Gtd. Notes, 144A	7.000	01/15/28	1,225	1,107,859
Sr. Sec’d. Notes, 144A	4.875	06/01/28	171	158,602
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45	25	22,855
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43	3,000	2,640,445
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	525	465,620

				11,063,827

Pipelines 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	01/15/28	1,800	1,799,013
Gtd. Notes, 144A	5.750	07/01/34	400	405,929
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	3,005,074
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	657,819
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,561
Enterprise Products Operating LLC,
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	6.900(c)	08/16/77	200	200,300
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	231,503
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,250	1,249,080
Gtd. Notes, 144A	6.000	12/31/30	2,150	2,178,624
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	535	467,720
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	141	146,447
Sr. Sec’d. Notes, 144A	6.500	01/15/34	150	157,863
Sr. Sec’d. Notes, 144A	6.500	06/15/34	53	55,753
Sr. Sec’d. Notes, 144A	6.750	01/15/36	500	533,145
Sr. Sec’d. Notes, 144A	7.500	05/01/33	146	162,018
Sr. Sec’d. Notes, 144A	7.750	05/01/35	357	405,129
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	76	69,445

				11,729,423

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate 0.5%
Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes	6.050%	10/13/25(d)		2,085	$85,902
Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30		420	434,584
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		4,000	3,873,946
Sr. Unsec’d. Notes, 144A	5.875	03/01/32		315	314,841
Sr. Unsec’d. Notes, 144A	6.125	03/01/34		335	334,247
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		1,950	1,857,716

					6,901,236

Real Estate Investment Trusts (REITs) 0.7%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30		1,590	1,575,771
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		1,825	1,648,671
Sr. Unsec’d. Notes	4.750	02/15/28		1,425	1,394,133
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		500	384,113
Gtd. Notes	5.000	10/15/27		450	441,932
Sr. Sec’d. Notes, 144A	8.500	02/15/32		50	53,521
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	4.875	05/15/29		1,050	1,031,698
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	5.750	03/15/34		225	226,490
Gtd. Notes, 144A	6.500	04/01/32		500	517,978
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.875	02/15/27		1,800	1,788,734
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		345	344,584
Gtd. Notes, 144A	4.500	09/01/26		75	75,024
Gtd. Notes, 144A	4.625	12/01/29		285	284,603

					9,767,252

Retail 1.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		1,350	1,296,189
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29		325	289,867
AutoNation, Inc.,
Sr. Unsec’d. Notes	4.750	06/01/30		1,880	1,907,129
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		800	833,140
Sr. Sec’d. Notes, 144A	9.000	06/01/31		1,750	1,918,211
CD&R Firefly Bidco PLC (United Kingdom),
Sr. Sec’d. Notes	8.625	04/30/29	GBP	4,175	5,886,662
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	3.375	01/15/32		2,855	2,587,415
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		525	495,286
Sr. Sec’d. Notes, 144A	4.625	01/15/29		50	48,519
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		825	784,348
Gtd. Notes, 144A	3.875	10/01/31		750	697,962

See Notes to Financial Statements.

PGIM Strategic Bond Fund  15

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875%	06/01/29		550	$531,600
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32		250	259,536

					17,535,864

Semiconductors 0.1%
MKS, Inc.,
Gtd. Notes, 144A	4.250	02/15/34	EUR	950	1,121,313

Software 0.2%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		290	280,449
Gtd. Notes, 144A	9.250	06/01/30		575	563,114
X.AI LLC/X.AI Co. Issuer Corp.,
Sr. Sec’d. Notes, 144A	12.500	06/30/30		1,925	2,192,449

					3,036,012

Telecommunications 2.3%
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A	6.125	02/15/31		765	783,335
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31		3,475	3,361,681
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		127	13
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		84	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		1,120	1,165,660
Eutelsat Communications SACA (France),
Sr. Unsec’d. Notes, 144A	5.750	03/15/31	EUR	550	657,971
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	EUR	525	628,094
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29		2,550	2,560,843
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36		1,205	1,254,456
Sr. Sec’d. Notes, 144A	6.875	06/30/33		400	414,228
Sr. Sec’d. Notes, 144A	7.000	03/31/34		815	847,116
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	1,275	1,552,791
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A	5.375	06/15/29		1,000	957,875
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	669,992
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	400	465,739
Sr. Unsec’d. Notes	6.375	07/10/33	EUR	1,925	2,288,796
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		3,000	3,663,122
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31		1,670	1,677,215
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	2,054	3
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes	11.125	12/31/32		2,700	2,553,598
Sr. Sec’d. Notes, 144A	11.125	12/31/32		1,300	1,229,037
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	8.625	06/15/32		190	192,561

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Veon Midco BV (Pakistan),
Gtd. Notes, EMTN	3.375%	11/25/27		2,950	$2,836,425
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		140	147,226

					29,907,777

Transportation 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		75	77,112
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		1,605	1,525,442

					1,602,554

TOTAL CORPORATE BONDS
(cost $427,709,772)					412,666,432

FLOATING RATE AND OTHER LOANS 1.1%

Auto Parts & Equipment 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.423(c)	01/28/32		249	248,545
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.511(c)	11/17/28		386	379,249

					627,794

Chemicals 0.1%
Root Bidco Sarl (Portugal),
Facility B4, 3 Month EURIBOR + 5.000%	7.016(c)	09/27/30	EUR	1,425	1,669,283

Commercial Services 0.0%
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	6.423(c)	08/12/28		172	172,065

Diversified Financial Services 0.1%
HPS Speciality Loan Fund VI GP (Luxembourg),
Term Loan	— (p)	09/30/34		94	93,513
Term Loan	— (p)	09/30/34		215	215,482
HPS Speciality Loan Fund VI IM (Luxembourg),
Term Loan	— (p)	09/30/34		140	140,269
Term Loan	— (p)	09/30/34		323	323,223

					772,487

Education 0.1%
International Schools Partnership (United Kingdom),
Term Loan, 3 Month SOFR + 4.500%^	8.171(c)	07/06/31		944	938,992

Healthcare-Products 0.1%
Avantor Funding, Inc.,
Incremental B-6 Euro Term Loan, 1 Month EURIBOR + 2.500%	4.428(c)	10/11/32	EUR	825	975,687

Insurance 0.0%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.250%	8.023(c)	08/21/28		686	685,192

Internet 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28		280	42,000

See Notes to Financial Statements.

PGIM Strategic Bond Fund  17

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Leisure Time 0.1%
ClubCorp Holdings, Inc.,
Term Loan, 3 Month SOFR + 5.000%^	8.672%(c)	07/10/32		347	$343,572
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	1,025	1,202,057

					1,545,629

Media 0.1%
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.614%	8.787(c)	09/25/29		1,053	911,320

Metal Fabricate/Hardware 0.2%
Doncasters US Finance LLC (United Kingdom), 2025 Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30		179	179,692
Initial Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30		1,842	1,852,927

					2,032,619

Retail 0.1%
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.500%	8.228(c)	08/31/32	GBP	1,325	1,794,886

Telecommunications 0.2%
CloudHQ VA B1,
Term Loan, 1 Month SOFR + 2.250%	5.910(c)	01/29/30		527	527,275
Zegona Holdco Ltd.,
Additional Facility B2 (EUR) Loan, 6 Month EURIBOR + 2.750%	4.891(c)	07/17/29	EUR	1,652	1,957,968

					2,485,243

TOTAL FLOATING RATE AND OTHER LOANS
(cost $14,461,805)					14,653,197

MUNICIPAL BOND 0.1%

Illinois
State of Illinois,
General Obligation Unlimited, Taxable
(cost $1,107,453)	5.100	06/01/33		1,056	1,092,784

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.6%
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)	8.686(c)	07/01/26		650	651,911
Bellemeade Re Ltd.,
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	6.867(c)	08/25/34		1,640	1,649,884
BRAVO Residential Funding Trust,
Series 2025-NQM09, Class A3, 144A	5.551(cc)	09/25/65		2,221	2,234,600
Clavel Residential 4 DAC (Spain),
Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.538(c)	10/28/66	EUR	1,500	1,746,585
Series 2025-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.038(c)	10/28/66	EUR	1,000	1,159,784
COLT Mortgage Loan Trust,
Series 2025-10, Class M1, 144A	6.014(cc)	10/25/70		1,800	1,827,759
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.767(c)	10/25/41		1,220	1,236,250
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.917(c)	03/25/42		1,000	1,054,494
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.767(c)	03/25/42		1,000	1,021,548
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	10.467(c)	06/25/42		500	534,690
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)	9.267(c)	07/25/42		500	529,673
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.267(c)	07/25/42		635	655,560
Cross Mortgage Trust,
Series 2026-NQM02, Class A3, 144A	5.239(cc)	03/25/61		2,000	2,001,596

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Interest Strips,
Series 422, Class C7, IO	3.500%	11/25/35		2,034		$206,913
Fannie Mae REMIC,
Series 2018-80, Class GC	3.500	10/25/48		1,500		1,370,137
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.667(c)	12/25/50		3,240		3,453,578
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.467(c)	11/25/41		310		311,358
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.017(c)	05/25/42		700		719,691
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46		2,546		2,345,355
Series 2019-137, Class IO, IO	3.000	11/20/49		3,437		559,892
Series 2019-159, Class IJ, IO	3.500	12/20/49		597		91,593
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		2,824		2,835,926
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		3,100		3,113,035
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	5.873(c)	06/27/27		2,000		2,000,000
Lugo Funding DAC (Spain),
Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.041(c)	05/26/66	EUR	1,200		1,390,105
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.538(c)	01/25/48		56		55,425
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.567(c)	04/25/34		1,602		1,613,725
PMT Credit Risk Transfer Trust,
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.768(c)	09/27/28		3,570		3,608,736
PRPM LLC,
Series 2025-02, Class A1, 144A	6.469(cc)	05/25/30		1,042		1,042,483
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		3,441		3,444,868
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.367(c)	11/25/31		784		790,839
RCO Mortgage LLC,
Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		1,781		1,785,248
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r	)	1
VCAT LLC,
Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55		1,047		1,049,068

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $47,782,521)						48,092,310

SOVEREIGN BONDS 4.8%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	728		722,661
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		3,745		3,170,536
Sr. Unsec’d. Notes	1.000	07/09/29		2,120		1,870,096
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		606		609,151
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.500	11/06/30		1,980		2,039,400
Sr. Unsec’d. Notes	7.250	01/12/56		4,900		4,978,400
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	3,730		4,372,241
Sr. Unsec’d. Notes	4.500	03/15/29		1,655		1,611,143
Sr. Unsec’d. Notes	5.375	01/21/29		1,655		1,651,690
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		663		674,105
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635		1,662,386
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,740		1,757,880
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		1,800		1,893,600
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	8.750	01/29/34		4,400		4,439,600

See Notes to Financial Statements.

PGIM Strategic Bond Fund  19

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875%	01/30/32	EUR	1,172	$1,352,015
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,678	2,008,748
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	3,316	3,996,549
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		1,630	1,555,020
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		1,865	1,997,415
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		3,850	4,150,839
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	5.662	02/23/38		1,305	1,310,579
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, 144A	7.250	12/11/55		2,105	2,105,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	3,310	3,903,115
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		2,390	2,481,561
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	2.125	12/01/30		508	451,410
Sr. Unsec’d. Notes	6.250	05/26/28		1,119	1,165,159
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,175	2,410,127
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		425	442,531
Trinidad & Tobago Government International Bond (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A	6.500	01/28/36		2,395	2,423,141

TOTAL SOVEREIGN BONDS
(cost $60,783,550)					63,206,098

U.S. GOVERNMENT AGENCY OBLIGATIONS 20.4%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		5,726	4,789,069
Federal Home Loan Mortgage Corp.	2.000	01/01/51		495	413,803
Federal Home Loan Mortgage Corp.	2.000	04/01/51		2,685	2,241,318
Federal Home Loan Mortgage Corp.	2.000	11/01/51		2,512	2,090,105
Federal Home Loan Mortgage Corp.	2.500	08/01/50		5,202	4,549,642
Federal Home Loan Mortgage Corp.	2.500	09/01/50		10,612	9,290,229
Federal Home Loan Mortgage Corp.(k)	2.500	10/01/50		11,001	9,753,154
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,645	1,440,009
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,302	1,137,750
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,785	1,556,693
Federal Home Loan Mortgage Corp.	2.500	11/01/51		8,036	7,016,024
Federal Home Loan Mortgage Corp.	2.500	12/01/51		3,016	2,632,487
Federal Home Loan Mortgage Corp.	3.000	11/01/51		326	296,561
Federal Home Loan Mortgage Corp.	3.000	02/01/52		3,278	2,971,803
Federal Home Loan Mortgage Corp.	3.500	12/01/50		1,628	1,536,234
Federal Home Loan Mortgage Corp.	3.500	02/01/52		966	915,364
Federal Home Loan Mortgage Corp.	3.500	03/01/52		959	909,749
Federal Home Loan Mortgage Corp.	5.000	12/01/43		1,333	1,373,612
Federal Home Loan Mortgage Corp.	5.000	08/01/52		964	972,965
Federal Home Loan Mortgage Corp.	5.000	10/01/54		480	482,880
Federal Home Loan Mortgage Corp.	5.000	11/01/54		1,446	1,453,898
Federal Home Loan Mortgage Corp.	5.500	11/01/52		1,892	1,933,115
Federal Home Loan Mortgage Corp.	5.500	12/01/54		3,461	3,518,787
Federal Home Loan Mortgage Corp.	5.500	01/01/55		11,257	11,444,593
Federal Home Loan Mortgage Corp.	6.000	11/01/52		1,775	1,833,461
Federal Home Loan Mortgage Corp.	6.000	01/01/53		1,026	1,059,611
Federal National Mortgage Assoc.	1.500	12/01/50		2,656	2,115,428
Federal National Mortgage Assoc.	1.500	01/01/51		2,355	1,875,065
Federal National Mortgage Assoc.	1.500	03/01/51		2,558	2,035,964
Federal National Mortgage Assoc.	1.500	07/01/51		3,261	2,591,453
Federal National Mortgage Assoc.	2.000	08/01/50		1,096	917,928
Federal National Mortgage Assoc.	2.000	10/01/50		5,986	5,008,800
Federal National Mortgage Assoc.	2.000	12/01/50		2,548	2,131,984
Federal National Mortgage Assoc.	2.000	01/01/51		4,559	3,812,311
Federal National Mortgage Assoc.	2.000	11/01/51		2,630	2,187,971
Federal National Mortgage Assoc.	2.500	06/01/50		2,466	2,161,492
Federal National Mortgage Assoc.	2.500	12/01/50		520	455,351

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	02/01/51	1,595	$1,402,195
Federal National Mortgage Assoc.	2.500	03/01/51	2,570	2,249,782
Federal National Mortgage Assoc.	2.500	06/01/51	937	818,924
Federal National Mortgage Assoc.	2.500	06/01/51	1,948	1,703,082
Federal National Mortgage Assoc.	2.500	07/01/51	2,158	1,885,723
Federal National Mortgage Assoc.	2.500	08/01/51	10,242	9,031,395
Federal National Mortgage Assoc.	2.500	09/01/51	868	758,665
Federal National Mortgage Assoc.	3.000	10/01/51	894	812,244
Federal National Mortgage Assoc.	3.000	11/01/51	837	761,035
Federal National Mortgage Assoc.	3.000	12/01/51	9,216	8,394,605
Federal National Mortgage Assoc.	3.000	02/01/52	3,540	3,209,797
Federal National Mortgage Assoc.	3.000	02/01/52	4,770	4,352,052
Federal National Mortgage Assoc.	3.000	03/01/52	2,261	2,049,289
Federal National Mortgage Assoc.	3.500	07/01/51	873	829,005
Federal National Mortgage Assoc.	3.500	01/01/52	1,215	1,152,424
Federal National Mortgage Assoc.	3.500	02/01/52	2,976	2,825,142
Federal National Mortgage Assoc.	5.000	TBA	14,500	14,565,039
Federal National Mortgage Assoc.	5.000	TBA	24,500	24,585,968
Federal National Mortgage Assoc.	5.000	11/01/44	464	477,443
Federal National Mortgage Assoc.	5.000	07/01/52	1,211	1,222,713
Federal National Mortgage Assoc.	5.000	08/01/52	986	997,707
Federal National Mortgage Assoc.	5.000	08/01/52	3,514	3,548,401
Federal National Mortgage Assoc.	5.000	12/01/54	4,673	4,699,038
Federal National Mortgage Assoc.	5.000	01/01/55	1,325	1,332,128
Federal National Mortgage Assoc.	5.500	TBA	9,500	9,652,311
Federal National Mortgage Assoc.	5.500	10/01/52	682	695,986
Federal National Mortgage Assoc.	5.500	11/01/52	5,065	5,181,159
Federal National Mortgage Assoc.	5.500	12/01/54	1,364	1,386,511
Federal National Mortgage Assoc.	6.000	TBA	3,500	3,589,635
Federal National Mortgage Assoc.	6.000	TBA	4,000	4,102,753
Federal National Mortgage Assoc.	6.000	11/01/52	2,028	2,094,863
Federal National Mortgage Assoc.	6.000	12/01/52	3,203	3,315,039
Federal National Mortgage Assoc.	6.000	08/01/53	182	187,847
Federal National Mortgage Assoc.	6.500	01/01/53	698	724,199
Government National Mortgage Assoc.	2.000	10/20/50	4,830	4,096,592
Government National Mortgage Assoc.	2.000	12/20/50	641	543,932
Government National Mortgage Assoc.	2.000	01/20/51	1,757	1,489,084
Government National Mortgage Assoc.	2.500	08/20/50	857	756,822
Government National Mortgage Assoc.	2.500	09/20/50	1,502	1,327,671
Government National Mortgage Assoc.	2.500	01/20/51	559	493,854
Government National Mortgage Assoc.	2.500	03/20/51	2,205	1,946,797
Government National Mortgage Assoc.	3.500	11/20/47	642	617,309
Government National Mortgage Assoc.	3.500	11/20/48	763	731,094
Government National Mortgage Assoc.	3.500	12/20/51	4,752	4,503,959
Government National Mortgage Assoc.	3.500	01/20/52	2,967	2,818,763
Government National Mortgage Assoc.	3.500	03/20/52	1,348	1,281,626
Government National Mortgage Assoc.	3.500	04/20/52	1,512	1,432,235
Government National Mortgage Assoc.	4.000	06/20/51	586	571,335
Government National Mortgage Assoc.	4.000	01/20/52	610	592,705
Government National Mortgage Assoc.	4.000	04/20/52	1,396	1,355,003
Government National Mortgage Assoc.	4.500	07/20/52	1,074	1,070,410
Government National Mortgage Assoc.	4.500	08/20/52	7,938	7,908,458
Government National Mortgage Assoc.	5.000	TBA	2,000	2,004,051
Government National Mortgage Assoc.	5.000	11/20/54	3,555	3,572,508
Government National Mortgage Assoc.	5.500	04/20/55	921	933,537
Government National Mortgage Assoc.	6.000	09/20/52	193	198,458
Government National Mortgage Assoc.	6.000	10/20/52	607	624,814
Government National Mortgage Assoc.	6.000	02/20/53	606	623,188
Government National Mortgage Assoc.	6.000	06/20/53	791	811,457
Government National Mortgage Assoc.	6.000	09/20/54	685	699,712

See Notes to Financial Statements.

PGIM Strategic Bond Fund  21

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	6.500%	03/20/54	394	$410,162

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $266,590,096)				270,916,298

U.S. TREASURY OBLIGATIONS 21.1%
U.S. Treasury Bonds	2.375	11/15/49	9,600	6,417,000
U.S. Treasury Bonds	3.125	02/15/43	4,825	4,029,629
U.S. Treasury Bonds	3.375	11/15/48	3,825	3,135,902
U.S. Treasury Bonds	3.625	02/15/44	885	784,746
U.S. Treasury Bonds	3.875	02/15/43	7,420	6,875,094
U.S. Treasury Bonds	4.000	11/15/42	8,410	7,934,309
U.S. Treasury Bonds(h)	4.125	08/15/44	26,045	24,665,429
U.S. Treasury Bonds(h)	4.375	08/15/43	23,840	23,452,600
U.S. Treasury Bonds	4.500	02/15/44	1,640	1,635,131
U.S. Treasury Bonds	4.500	11/15/54	2,895	2,828,505
U.S. Treasury Bonds	4.625	05/15/44	6,785	6,863,452
U.S. Treasury Bonds	4.625	11/15/44	570	575,433
U.S. Treasury Bonds	4.750	11/15/43	11,790	12,138,173
U.S. Treasury Bonds	4.750	02/15/45	2,560	2,624,400
U.S. Treasury Bonds	4.750	05/15/55	195	198,473
U.S. Treasury Bonds	4.875	08/15/45	2,390	2,486,347
U.S. Treasury Bonds	5.000	05/15/45	16,000	16,915,000
U.S. Treasury Notes	0.750	01/31/28	26,265	24,989,711
U.S. Treasury Notes(h)	1.250	11/30/26	19,940	19,598,060
U.S. Treasury Notes	1.875	02/15/32	4,745	4,299,415
U.S. Treasury Notes(k)	3.375	11/30/27	8,300	8,295,137
U.S. Treasury Notes	3.500	09/30/27	5,545	5,551,065
U.S. Treasury Notes	3.625	08/31/27	11,520	11,550,600
U.S. Treasury Notes	3.875	09/30/32	5,235	5,290,622
U.S. Treasury Notes(h)	3.875	08/15/33	34,500	34,747,969
U.S. Treasury Notes	4.125	10/31/31	1,225	1,257,635
U.S. Treasury Notes	4.125	11/15/32	16,220	16,625,500
U.S. Treasury Notes	4.500	12/31/31	7,385	7,726,556
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	141,049
U.S. Treasury Strips Coupon(k)	1.939(s)	08/15/40	11,065	5,740,360
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	110	63,176
U.S. Treasury Strips Coupon	2.208(s)	05/15/39	830	463,249
U.S. Treasury Strips Coupon(h)(k)	2.340(s)	02/15/43	5,160	2,317,325
U.S. Treasury Strips Coupon(k)	2.341(s)	02/15/40	5,135	2,741,775
U.S. Treasury Strips Coupon(k)	2.423(s)	11/15/40	580	296,646
U.S. Treasury Strips Coupon(k)	3.081(s)	08/15/41	1,295	634,152
U.S. Treasury Strips Coupon(k)	4.407(s)	11/15/41	3,285	1,586,519
U.S. Treasury Strips Coupon	4.568(s)	11/15/42	320	145,866
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	170	56,601
U.S. Treasury Strips Coupon(k)	4.685(s)	08/15/46	230	85,500
U.S. Treasury Strips Coupon(k)	4.727(s)	05/15/50	250	77,233
U.S. Treasury Strips Coupon(k)	4.760(s)	05/15/43	1,835	812,489
U.S. Treasury Strips Coupon(k)	4.809(s)	02/15/42	75	35,689
U.S. Treasury Strips Coupon(k)	4.924(s)	02/15/49	480	157,600
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	155	59,896
U.S. Treasury Strips Coupon	5.020(s)	05/15/44	125	52,339
U.S. Treasury Strips Coupon(k)	5.038(s)	11/15/43	2,245	966,366
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	477,081

TOTAL U.S. TREASURY OBLIGATIONS
(cost $285,303,354)				280,402,804

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 1.0%
Fixed Income
PGIM Corporate Bond 0-5 Year ETF			125,000	6,329,375

See Notes to Financial Statements.

22

Description	Shares	Value

AFFILIATED EXCHANGE-TRADED FUNDS (Continued)
Fixed Income (cont’d.)
PGIM Corporate Bond 5-10 Year ETF	75,000	$3,849,682
PGIM Floating Rate Income ETF	50,000	2,447,585

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS
(cost $12,667,204)(wa)		12,626,642

COMMON STOCKS 0.4%

Chemicals 0.1%
TPC Group, Inc.*	70,274	1,288,333

Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	677	20,310

Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)*	4,838	888,048

Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	37,739	7,095

Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	10,284	1,109,850

Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*(x)	116,510	2,077,781

TOTAL COMMON STOCKS (cost $1,000,754)		5,391,417

PREFERRED STOCKS 0.3%

Electronic Equipment, Instruments & Components 0.3%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	3,925	4,268,438

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	7,553	95,679

TOTAL PREFERRED STOCKS (cost $3,833,780)		4,364,117

OPTION PURCHASED*~ 0.0% (cost $16,042)		38,868

	Units

WARRANTS* 0.0%

Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	15	53

Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	70,583	1

TOTAL WARRANTS (cost $582)		54

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 101.8% (cost $1,360,671,590)		1,353,773,988

See Notes to Financial Statements.

PGIM Strategic Bond Fund  23

Schedule of Investments (continued)

as of February 28, 2026

Description	Units	Value

OPTIONS WRITTEN*~ (0.0)%
(premiums received $0)		$(15,442)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 101.8%
(cost $1,360,671,590)		1,353,758,546

	Shares

SHORT-TERM INVESTMENTS 2.3%

AFFILIATED MUTUAL FUNDS 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)	20,931,701	20,931,701
PGIM Institutional Money Market Fund (7-day effective yield 3.836%)
(cost $9,044,778; includes $9,024,286 of cash collateral for securities on loan)(b)(wa)	9,051,531	9,045,195

TOTAL AFFILIATED MUTUAL FUNDS
(cost $29,976,479)		29,976,896

OPTIONS PURCHASED*~ 0.0%
(cost $799,441)		717,999

TOTAL SHORT-TERM INVESTMENTS
(cost $30,775,920)		30,694,895

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 104.1%
(cost $1,391,447,510)		1,384,453,441

OPTIONS WRITTEN*~ (0.1)%
(premiums received $1,362,579)		(1,132,619)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 104.0%
(cost $1,390,084,931)		1,383,320,822
Liabilities in excess of other assets(z) (4.0)%		(53,813,273)

NET ASSETS 100.0%		$1,329,507,549

Below is a list of the abbreviation(s) used in the annual report:

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BMO—BMO Capital Markets

BNP—BNP Paribas S.A.

See Notes to Financial Statements.

24

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMS—Constant Maturity Swap

CORRA—Canadian Overnight Repo Rate Average

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OJSC—Open Joint-Stock Company

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

RBC—Royal Bank of Canada

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

TONAR—Tokyo Overnight Average Rate

UAG—UBS AG

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $18,435,981 and 1.4% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,767,148; cash collateral of $9,024,286 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  25

Schedule of Investments (continued)

as of February 28, 2026

(x) Restricted Securities:

				Percentage
	Acquisition	Original	Market	of
Issuer	Date	Cost	Value	Net Assets
20 Times Square Trust,
Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	$88,505	$84,500	0.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18-08/26/20	4,424,349	4,350,000	0.3
20 Times Square Trust,
Series 2018-20TS, Class F, 144A, 3.100%(cc), 05/15/35	08/26/20	4,480,438	4,410,000	0.3
Diamond Sports Group LLC*	01/02/25	98,813	7,095	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	13	13	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	8	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	26,530	95,679	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	140,548	2,077,781	0.2
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	1,120,000	1,165,660	0.1
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	78,000	178,040	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	06/24/20	250,000	241,759	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	04/18/18-01/29/21	4,627,600	4,520,824	0.4
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	04/19/24	528,938	542,262	0.1
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.230%(c), 05/31/26^(d)	05/18/21	6,293,306	5,601,043	0.4

Total		$22,157,048	$23,274,657	1.8%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at February 28, 2026:

	Principal
	Amount	Current	Unrealized	Unrealized
Borrower	(000)#	Value	Appreciation	Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $198,454)	198	$198,454	$—	$—
CloudHQ VA B1, Quick Draw, —%(p), Maturity Date 01/29/30 (cost $849,292)	849	849,292	—	—
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $22,380)^	23	22,463	83	—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $37,300)^	38	37,438	138	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $270,000)^	270	271,574	1,574	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, —%(p), Maturity Date 09/30/34 (cost $257,160)	257	257,160	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, —%(p), Maturity Date 09/30/34 (cost $621,820)	622	621,820	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, —%(p), Maturity Date 09/30/34 (cost $385,741)	386	385,741	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, —%(p), Maturity Date 09/30/34 (cost $932,730)	933	932,730	—	—

		$3,576,672	$1,795	$—

Unfunded preferred stock commitment outstanding at February 28, 2026:

		Current	Unrealized	Unrealized
Issuer	Shares	Value	Appreciation	Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $1,810,000)^	181	$1,810,000	$—	$—

Forward Commitment Contract:

				Principal
	Interest	Maturity	Settlement	Amount
U.S. Government Agency Obligation	Rate	Date	Date	(000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $897,715)	3.000%	TBA	04/13/26	$(1,000)	$(903,837)

See Notes to Financial Statements.

26

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.38	124	310	$5,425

(cost $14,036)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		6,513	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		13,025	—
Currency Option EUR vs CZK	Call	CITI	03/04/26	27.00	—	EUR	1,689	—
Currency Option EUR vs HUF	Call	MSI	03/03/26	430.00	—	EUR	1,686	—
Currency Option EUR vs HUF	Call	CITI	03/13/26	450.00	—	EUR	1,699	—
Currency Option EUR vs TRY	Call	BOA	03/03/26	99.00	—	EUR	6,742	1
Currency Option EUR vs TRY	Call	BOA	03/24/26	99.00	—	EUR	6,799	4,652
Currency Option USD vs BRL	Call	MSI	03/11/26	6.00	—		2,003	29
Currency Option USD vs CLP	Call	CITI	03/27/26	1,000.00	—		2,007	121
Currency Option USD vs COP	Call	CITI	03/03/26	4,800.00	—		1,989	—
Currency Option USD vs COP	Call	CITI	03/13/26	4,800.00	—		2,004	4
Currency Option USD vs COP	Call	MSI	03/24/26	4,500.00	—		1,203	104
Currency Option USD vs KRW	Call	DB	03/11/26	1,600.00	—		4,007	—
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00	—		6,560	6
Currency Option USD vs TRY	Call	JPM	03/04/26	99.00	—		2,989	9
Currency Option USD vs TRY	Call	BOA	03/12/26	99.00	—		7,015	1,337
Currency Option USD vs TRY	Call	JPM	03/25/26	99.00	—		2,007	1,605
Currency Option USD vs ZAR	Call	CITI	03/03/26	16.10	—		2,984	4,692
Currency Option USD vs ZAR	Call	HSBC	03/03/26	19.00	—		2,984	—
Currency Option USD vs ZAR	Call	DB	03/13/26	19.00	—		2,004	50
Currency Option EUR vs HUF	Put	MSI	08/31/26	360.00	—	EUR	10,200	56,806
Currency Option USD vs BRL	Put	MSI	03/18/26	4.80	—		1,994	43
Currency Option USD vs COP	Put	CITI	03/04/26	3,000.00	—		1,992	—
Currency Option USD vs COP	Put	MSI	03/24/26	3,300.00	—		2,006	33
Currency Option USD vs COP	Put	CITI	03/31/26	3,300.00	—		2,006	55
Currency Option USD vs COP	Put	CITI	03/31/26	3,300.00	—		2,006	55
Currency Option USD vs INR	Put	CITI	03/04/26	81.00	—		1,989	—
Currency Option USD vs INR	Put	CITI	03/05/26	81.00	—		1,993	—
Currency Option USD vs INR	Put	MSI	03/18/26	85.00	—		1,994	4
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00	—		6,560	130,117
Currency Option USD vs THB	Put	CITI	03/17/26	28.00	—		1,993	1
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50	—		2,953	193,127
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50	—		2,953	193,127
Currency Option USD vs ZAR	Put	MSI	03/05/26	14.00	—		1,993	—

Total OTC Traded (cost $654,331)								$585,978

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 08/31/27	Call	BNP	08/27/26	0.65%	0.65%(T)	1 Day SOFR(T)/ 3.680%	13,135	$534
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.013%	EUR 12,125	38,868
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%	3,572	39,960
1-Year Interest Rate Swap, 08/31/27	Put	BNP	08/27/26	3.40%	1 Day SOFR(T)/ 3.680%	3.40%(T)	13,135	10,237
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)	19,205	66,095
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	19,205	1

See Notes to Financial Statements.

PGIM Strategic Bond Fund  27

Schedule of Investments (continued)

as of February 28, 2026

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)	3,572	$4,437
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	03/18/26	0.85%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	38,655	5,332

Total OTC Swaptions (cost $147,116)								$165,464

Total Options Purchased (cost $815,483)								$756,867

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.50	124	310	$(2,325)

(premiums received $6,664)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	03/04/26	24.35	—	EUR 1,689	$(88)
Currency Option EUR vs HUF	Call	CITI	03/13/26	382.00	—	EUR 1,699	(3,555)
Currency Option EUR vs TRY	Call	BOA	03/24/26	53.75	—	EUR 6,799	(69,195)
Currency Option USD vs BRL	Call	MSI	03/11/26	5.23	—	2,003	(6,750)
Currency Option USD vs CLP	Call	CITI	03/27/26	870.00	—	2,007	(27,328)
Currency Option USD vs COP	Call	CITI	03/03/26	3,700.00	—	1,989	(30,891)
Currency Option USD vs COP	Call	CITI	03/13/26	3,800.00	—	2,004	(17,579)
Currency Option USD vs COP	Call	MSI	03/24/26	3,750.00	—	1,203	(22,194)
Currency Option USD vs KRW	Call	DB	03/11/26	1,470.00	—	4,007	(3,876)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00	—	6,560	(36,846)
Currency Option USD vs TRY	Call	JPM	03/04/26	44.50	—	2,989	(4,011)
Currency Option USD vs TRY	Call	BOA	03/12/26	44.50	—	7,015	(31,630)
Currency Option USD vs TRY	Call	JPM	03/25/26	44.80	—	2,007	(17,584)
Currency Option USD vs ZAR	Call	HSBC	03/03/26	16.10	—	2,984	(4,692)
Currency Option USD vs ZAR	Call	DB	03/13/26	16.00	—	2,004	(14,238)
Currency Option EUR vs HUF	Put	MSI	08/31/26	350.00	—	EUR 10,200	(24,352)
Currency Option USD vs BRL	Put	MSI	03/18/26	5.20	—	1,994	(31,514)
Currency Option USD vs COP	Put	CITI	03/04/26	3,800.00	—	1,992	(29,446)
Currency Option USD vs COP	Put	MSI	03/24/26	3,800.00	—	2,006	(39,585)
Currency Option USD vs COP	Put	CITI	03/31/26	3,675.00	—	2,006	(11,770)
Currency Option USD vs COP	Put	CITI	03/31/26	3,750.00	—	2,006	(25,936)
Currency Option USD vs INR	Put	CITI	03/04/26	90.00	—	1,989	(88)
Currency Option USD vs INR	Put	CITI	03/05/26	90.00	—	1,993	(149)
Currency Option USD vs INR	Put	MSI	03/18/26	90.60	—	1,994	(3,089)
Currency Option USD vs THB	Put	CITI	03/17/26	31.00	—	1,993	(12,649)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00	—	2,953	(18,790)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00	—	2,953	(18,790)
Currency Option USD vs ZAR	Put	MSI	03/05/26	16.00	—	1,993	(18,676)

Total OTC Traded (premiums received $718,714)							$(525,291)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 08/31/27	Call	BNP	08/27/26	2.65%	1 Day SOFR(T)/ 3.680%	2.65%(T)	13,135	$(11,139)
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.013%	1.74%(A)	EUR 12,125	(15,442)

See Notes to Financial Statements.

28

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)	3,572	$(25,332)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	19,205	(31,302)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	19,205	(17,495)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	3,572	(8,695)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$102.00	5.00%(Q)	CDX.NA.HY.45.V1(Q)	4,330	(5,405)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$102.00	5.00%(Q)	CDX.NA.HY.45.V1(Q)	6,010	(7,503)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	4,500	(9,824)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	7,350	(16,046)
CDX.NA.IG.45.V1, 12/20/30	Put	RBC	04/15/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	35,330	(29,826)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	100,740	(66,995)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	77,310	(109,639)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	187,425	(265,802)

Total OTC Swaptions (premiums received $637,201)								$(620,445)

Total Options Written (premiums received $1,362,579)								$(1,148,061)

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
317	3 Month CME SOFR	Mar. 2026	$76,327,656	$31,120
2,094	5 Year U.S. Treasury Notes	Jun. 2026	230,634,479	1,018,152
109	10 Year Australian Treasury Bonds	Mar. 2026	8,577,078	50,696
55	10 Year Euro-Bund	Jun. 2026	8,396,450	20,096
924	10 Year U.S. Treasury Notes	Jun. 2026	105,162,750	643,809
690	10 Year U.S. Ultra Treasury Notes	Jun. 2026	80,546,722	430,298

				2,194,171

Short Positions:
118	2 Year U.S. Treasury Notes	Jun. 2026	24,694,266	(38,490)
199	5 Year Euro-Bobl	Jun. 2026	27,754,335	(50,221)
25	20 Year U.S. Treasury Bonds	Jun. 2026	2,961,719	(21,568)
431	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	52,406,906	(506,212)
71	Euro Schatz Index	Jun. 2026	8,975,776	(4,260)

				(620,751)

				$1,573,420

Bond forward contracts outstanding at February 28, 2026:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:

U.S. Treasury Bond 3.375%, 11/15/48	BOA	08/21/26	17,370	$80.46	$13,975,680	$14,218,075	$242,395	$—

See Notes to Financial Statements.

PGIM Strategic Bond Fund  29

Schedule of Investments (continued)

as of February 28, 2026

Forward foreign currency exchange contracts outstanding at February 28, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 03/03/26	CITI	BRL	35,036	$ 6,685,690	$ 6,826,661	$ 140,971	$ —
Expiring 03/03/26	CITI	BRL	6,289	1,186,000	1,225,351	39,351	—
Expiring 03/03/26	DB	BRL	10,507	1,969,000	2,047,195	78,195	—
Expiring 03/03/26	GSI	BRL	10,334	1,982,000	2,013,635	31,635	—
Expiring 04/02/26	GSI	BRL	62,165	11,970,137	12,012,793	42,656	—
Chilean Peso,
Expiring 03/18/26	BOA	CLP	954,131	1,047,000	1,093,202	46,202	—
Expiring 03/18/26	CITI	CLP	1,404,086	1,565,095	1,608,741	43,646	—
Expiring 03/18/26	CITI	CLP	830,458	925,905	951,503	25,598	—
Expiring 03/18/26	DB	CLP	1,368,767	1,544,000	1,568,274	24,274	—
Colombian Peso,
Expiring 03/18/26	CITI	COP	18,757,471	4,795,467	4,971,756	176,289	—
Czech Koruna,
Expiring 04/22/26	BNP	CZK	44,673	2,173,000	2,179,591	6,591	—
Expiring 04/22/26	BOA	CZK	32,121	1,538,000	1,567,188	29,188	—
Expiring 04/22/26	GSI	CZK	30,088	1,463,000	1,467,980	4,980	—
Expiring 04/22/26	JPM	CZK	44,548	2,170,000	2,173,470	3,470	—
Euro,
Expiring 04/22/26	MSI	EUR	5,257	6,199,268	6,229,308	30,040	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	483,109	5,331,000	5,298,612	—	(32,388)
Expiring 03/18/26	BOA	INR	291,047	3,211,000	3,192,126	—	(18,874)
Expiring 03/18/26	CITI	INR	240,640	2,646,000	2,639,284	—	(6,716)
Expiring 03/18/26	JPM	INR	1,138,250	12,518,557	12,484,036	—	(34,521)
Expiring 03/18/26	UAG	INR	1,138,250	12,552,241	12,484,035	—	(68,206)
Indonesian Rupiah,
Expiring 03/13/26	BOA	IDR	41,189,279	2,438,000	2,452,594	14,594	—
Expiring 03/13/26	CITI	IDR	88,513,652	5,287,870	5,270,500	—	(17,370)
Expiring 03/13/26	SCB	IDR	45,850,361	2,735,000	2,730,136	—	(4,864)
Mexican Peso,
Expiring 03/18/26	BOA	MXN	157,805	8,783,000	9,145,135	362,135	—
Expiring 03/18/26	CITI	MXN	56,472	3,227,000	3,272,644	45,644	—
Expiring 03/18/26	DB	MXN	39,842	2,202,000	2,308,937	106,937	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	40,107	1,267,000	1,279,974	12,974	—
Expiring 03/18/26	JPM	TWD	60,834	1,944,000	1,941,447	—	(2,553)
Expiring 03/18/26	MSI	TWD	76,948	2,470,311	2,455,723	—	(14,588)
Expiring 03/18/26	MSI	TWD	62,610	1,981,000	1,998,124	17,124	—
Expiring 03/18/26	MSI	TWD	58,316	1,875,000	1,861,109	—	(13,891)
Expiring 03/18/26	MSI	TWD	57,667	1,851,000	1,840,388	—	(10,612)
Expiring 03/18/26	SCB	TWD	56,046	1,795,000	1,788,662	—	(6,338)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	8,955	2,654,249	2,668,043	13,794	—
Expiring 03/18/26	CITI	PEN	3,903	1,160,000	1,163,022	3,022	—
Philippine Peso,
Expiring 03/18/26	BOA	PHP	101,451	1,705,000	1,757,552	52,552	—
Expiring 03/18/26	CITI	PHP	94,194	1,603,000	1,631,830	28,830	—
Expiring 03/18/26	SCB	PHP	113,593	1,920,000	1,967,903	47,903	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	9,497	2,675,400	2,657,598	—	(17,802)
Expiring 04/22/26	TD	PLN	4,088	1,146,600	1,143,986	—	(2,614)
Singapore Dollar,
Expiring 03/18/26	BOA	SGD	4,717	3,698,000	3,735,244	37,244	—
Expiring 03/18/26	CITI	SGD	4,959	3,874,000	3,926,795	52,795	—
Expiring 03/18/26	DB	SGD	2,190	1,711,000	1,733,943	22,943	—
Expiring 03/18/26	GSI	SGD	3,310	2,605,600	2,620,872	15,272	—
Expiring 03/18/26	HSBC	SGD	1,362	1,062,000	1,078,502	16,502	—
Expiring 03/18/26	JPM	SGD	4,946	3,908,400	3,916,425	8,025	—
Expiring 03/18/26	JPM	SGD	4,907	3,853,000	3,885,578	32,578	—
Expiring 03/18/26	MSI	SGD	3,567	2,790,000	2,824,330	34,330	—

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at February 28, 2026 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 03/18/26	MSI	SGD 3,237	$ 2,527,000	$2,563,190	$36,190	$—
Expiring 03/18/26	MSI	SGD 1,293	1,008,000	1,023,721	15,721	—
South African Rand,
Expiring 03/18/26	DB	ZAR 18,923	1,182,000	1,186,431	4,431	—
Expiring 03/18/26	DB	ZAR 16,444	957,000	1,030,966	73,966	—
Expiring 03/18/26	GSI	ZAR 13,576	796,909	851,187	54,278	—
Expiring 03/18/26	JPM	ZAR 20,046	1,218,000	1,256,800	38,800	—
South Korean Won,
Expiring 03/18/26	BOA	KRW 2,870,267	1,998,000	1,994,052	—	(3,948)
Expiring 03/18/26	CITI	KRW 1,671,457	1,158,000	1,161,206	3,206	—
Expiring 03/18/26	JPM	KRW 6,974,389	4,761,000	4,845,296	84,296	—
Expiring 03/18/26	MSI	KRW 2,964,382	2,056,000	2,059,436	3,436	—
Expiring 03/18/26	MSI	KRW 1,087,535	740,500	755,540	15,040	—
Expiring 03/18/26	UAG	KRW 2,041,957	1,414,000	1,418,603	4,603	—
Turkish Lira,
Expiring 03/12/26	BOA	TRY 146,960	3,296,464	3,307,673	11,209	—
Expiring 03/12/26	UAG	TRY 146,960	3,296,871	3,307,673	10,802	—
Expiring 03/23/26	BARC	TRY 136,068	3,035,475	3,031,151	—	(4,324)
Expiring 03/30/26	HSBC	TRY 68,034	1,511,735	1,506,271	—	(5,464)
Expiring 03/30/26	HSBC	TRY 68,034	1,512,104	1,506,271	—	(5,833)

			$190,163,848	$191,897,204	2,004,262	(270,906)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 03/03/26	GSI	BRL 62,165	$ 12,066,255	$ 12,112,840	$—	$ (46,585)
British Pound,
Expiring 04/22/26	BNY	GBP 20,861	28,066,494	28,118,646	—	(52,152)
Expiring 04/22/26	SCB	GBP 2,647	3,579,160	3,567,716	11,444	—
Chilean Peso,
Expiring 03/18/26	CITI	CLP 6,258,025	6,802,792	7,170,173	—	(367,381)
Chinese Renminbi,
Expiring 03/18/26	BNP	CNH 39,892	5,754,000	5,823,130	—	(69,130)
Expiring 03/18/26	HSBC	CNH 22,774	3,271,000	3,324,411	—	(53,411)
Expiring 03/18/26	HSBC	CNH 22,404	3,218,000	3,270,328	—	(52,328)
Expiring 03/18/26	HSBC	CNH 3,890	553,536	567,785	—	(14,249)
Expiring 03/18/26	JPM	CNH 26,607	3,836,000	3,883,938	—	(47,938)
Colombian Peso,
Expiring 03/18/26	MSI	COP 4,548,850	1,158,000	1,205,694	—	(47,694)
Czech Koruna,
Expiring 04/22/26	CITI	CZK 22,001	1,076,000	1,073,442	2,558	—
Expiring 04/22/26	TD	CZK 244,285	11,761,434	11,918,591	—	(157,157)
Euro,
Expiring 04/22/26	CITI	EUR 10,129	12,020,000	12,001,633	18,367	—
Expiring 04/22/26	DB	EUR 28,273	33,105,963	33,498,954	—	(392,991)
Expiring 04/22/26	GSI	EUR 794	939,228	940,936	—	(1,708)
Expiring 04/22/26	MSI	EUR 666	789,000	789,484	—	(484)
Expiring 04/22/26	SSB	EUR 32,985	38,509,575	39,082,112	—	(572,537)
Expiring 04/22/26	UAG	EUR 32,985	38,493,578	39,082,112	—	(588,534)
Indian Rupee,
Expiring 03/18/26	BARC	INR 29,656	327,000	325,255	1,745	—
Expiring 03/18/26	BOA	INR 342,187	3,785,000	3,753,017	31,983	—
Expiring 03/18/26	BOA	INR 314,312	3,462,000	3,447,289	14,711	—
Expiring 03/18/26	CITI	INR 191,157	2,112,000	2,096,563	15,437	—
Expiring 03/18/26	CITI	INR 142,417	1,567,000	1,561,991	5,009	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund  31

Schedule of Investments (continued)

as of February 28, 2026

Forward foreign currency exchange contracts outstanding at February 28, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/18/26	CITI	INR	35,635	$394,000	$390,839	$3,161	$—
Expiring 03/18/26	DB	INR	234,822	2,546,880	2,575,472	—	(28,592)
Expiring 03/18/26	GSI	INR	88,474	970,000	970,357	—	(357)
Expiring 03/18/26	HSBC	INR	456,185	5,028,000	5,003,326	24,674	—
Expiring 03/18/26	JPM	INR	165,629	1,799,530	1,816,574	—	(17,044)
Expiring 03/18/26	UAG	INR	332,485	3,612,590	3,646,608	—	(34,018)
Indonesian Rupiah,
Expiring 03/13/26	HSBC	IDR	99,613,614	5,854,992	5,931,441	—	(76,449)
Expiring 03/13/26	HSBC	IDR	27,996,155	1,651,408	1,667,017	—	(15,609)
Expiring 03/13/26	HSBC	IDR	27,175,583	1,605,600	1,618,156	—	(12,556)
Expiring 03/13/26	HSBC	IDR	23,000,284	1,363,000	1,369,540	—	(6,540)
Mexican Peso,
Expiring 03/18/26	BNY	MXN	20,804	1,133,440	1,205,620	—	(72,180)
Expiring 03/18/26	MSI	MXN	137,386	7,589,863	7,961,812	—	(371,949)
New Taiwanese Dollar,
Expiring 03/18/26	HSBC	TWD	54,079	1,722,000	1,725,894	—	(3,894)
Expiring 03/18/26	HSBC	TWD	46,204	1,473,000	1,474,568	—	(1,568)
Expiring 03/18/26	MSI	TWD	105,351	3,336,000	3,362,175	—	(26,175)
Expiring 03/18/26	MSI	TWD	70,282	2,222,000	2,242,980	—	(20,980)
New Zealand Dollar,
Expiring 04/22/26	CITI	NZD	744	428,738	447,189	—	(18,451)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	3,950	1,168,000	1,176,959	—	(8,959)
Expiring 03/18/26	CITI	PEN	3,639	1,078,350	1,084,241	—	(5,891)
Expiring 03/18/26	CITI	PEN	2,652	788,000	790,170	—	(2,170)
Expiring 03/18/26	CITI	PEN	2,588	765,000	771,068	—	(6,068)
Philippine Peso,
Expiring 03/18/26	CITI	PHP	127,450	2,147,000	2,207,968	—	(60,968)
Expiring 03/18/26	CITI	PHP	15,750	266,142	272,860	—	(6,718)
Expiring 03/18/26	HSBC	PHP	72,781	1,223,000	1,260,865	—	(37,865)
Expiring 03/18/26	HSBC	PHP	51,301	866,858	888,741	—	(21,883)
Expiring 03/18/26	HSBC	PHP	38,132	657,000	660,610	—	(3,610)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	13,551	3,750,127	3,792,141	—	(42,014)
Singapore Dollar,
Expiring 03/18/26	BNP	SGD	2,889	2,253,000	2,287,728	—	(34,728)
Expiring 03/18/26	BOA	SGD	1,401	1,096,000	1,109,203	—	(13,203)
Expiring 03/18/26	CITI	SGD	1,325	1,033,000	1,049,237	—	(16,237)
Expiring 03/18/26	MSI	SGD	40,572	31,532,747	32,126,105	—	(593,358)
South African Rand,
Expiring 03/18/26	MSI	ZAR	64,026	3,856,664	4,014,209	—	(157,545)
Expiring 03/18/26	MSI	ZAR	38,698	2,337,000	2,426,269	—	(89,269)
Expiring 03/18/26	MSI	ZAR	32,102	1,910,439	2,012,712	—	(102,273)
South Korean Won,
Expiring 03/18/26	BOA	KRW	1,455,614	994,000	1,011,254	—	(17,254)
Expiring 03/18/26	CITI	KRW	12,789,995	8,733,591	8,885,555	—	(151,964)
Thai Baht,
Expiring 03/18/26	GSI	THB	31,176	983,163	1,004,718	—	(21,555)
Expiring 03/18/26	HSBC	THB	107,637	3,416,603	3,468,825	—	(52,222)
Expiring 03/18/26	HSBC	THB	45,018	1,434,000	1,450,789	—	(16,789)
Expiring 03/18/26	HSBC	THB	31,905	1,005,837	1,028,213	—	(22,376)
Expiring 03/18/26	JPM	THB	48,495	1,544,000	1,562,868	—	(18,868)
Expiring 03/18/26	MSI	THB	37,101	1,184,000	1,195,649	—	(11,649)
Expiring 03/18/26	UAG	THB	74,578	2,383,000	2,403,433	—	(20,433)

				$337,390,577	$341,967,998	129,089	(4,706,510)

						$2,133,351	$(4,977,416)

See Notes to Financial Statements.

32

Cross currency exchange contract outstanding at February 28, 2026:

Settlement	Type	Notional Amount (000)	In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK 45,881	EUR	1,880	$10,995	$—	BOA

Credit default swap agreements outstanding at February 28, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/30	1.000%(Q)	2,000	$181,087	$1,552	$179,535	DB
Dominican Republic	12/20/30	1.000%(Q)	2,000	35,961	1,552	34,409	DB
Emirate of Abu Dhabi	12/20/30	1.000%(Q)	2,000	(62,258)	1,552	(63,810)	DB
Federal Republic of Nigeria	12/20/30	1.000%(Q)	2,000	169,229	1,552	167,677	DB
Federation of Malaysia	12/20/30	1.000%(Q)	2,000	(55,893)	1,552	(57,445)	DB
Federative Republic of Brazil	12/20/30	1.000%(Q)	9,000	106,896	6,983	99,913	DB
Kingdom of Bahrain	12/20/30	1.000%(Q)	2,000	92,210	1,552	90,658	DB
Kingdom of Morocco	12/20/30	1.000%(Q)	2,000	(23,026)	1,552	(24,578)	DB
Kingdom of Saudi Arabia	12/20/30	1.000%(Q)	9,000	(89,236)	6,983	(96,219)	DB
People’s Republic of China	12/20/30	1.000%(Q)	9,000	(239,959)	6,983	(246,942)	DB
Republic of Argentina	12/20/30	1.000%(Q)	2,000	348,935	1,552	347,383	DB
Republic of Chile	12/20/30	1.000%(Q)	4,000	(102,303)	3,103	(105,406)	DB
Republic of Colombia	12/20/30	1.000%(Q)	6,000	317,408	4,655	312,753	DB
Republic of Indonesia	12/20/30	1.000%(Q)	7,000	(64,357)	5,431	(69,788)	DB
Republic of Ivory Coast	12/20/30	1.000%(Q)	2,000	130,972	1,552	129,420	DB
Republic of Panama	12/20/30	1.000%(Q)	3,000	8,983	2,328	6,655	DB
Republic of Peru	12/20/30	1.000%(Q)	3,000	(46,021)	2,328	(48,349)	DB
Republic of Philippines	12/20/30	1.000%(Q)	3,000	(55,269)	2,328	(57,597)	DB
Republic of South Africa	12/20/30	1.000%(Q)	9,000	143,320	6,983	136,337	DB
Republic of Turkey	12/20/30	1.000%(Q)	9,000	492,328	6,983	485,345	DB
Sultanate of Oman	12/20/30	1.000%(Q)	2,000	(16,819)	1,552	(18,371)	DB
United Mexican States	12/20/30	1.000%(Q)	9,000	(59,277)	6,983	(66,260)	DB

				$1,212,911	$77,591	$1,135,320

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:

CDX.EM.44.V1	12/20/30	1.000%(Q)	100,000	1.350%	$(1,319,501)	$(86,897)	$(1,232,604)	DB

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:

GS_24-PCA	08/02/27	1.650%(M)	5,170	*	$6,398	$(1,002)	$7,400	GSI

See Notes to Financial Statements.

PGIM Strategic Bond Fund  33

Schedule of Investments (continued)

as of February 28, 2026

Credit default swap agreements outstanding at February 28, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):

ADT Security Corp.	06/20/29	5.000%(Q)	920	$(126,972)	$(96,341)	$(30,631)	GSI
Antero Resources Corp.	06/20/29	5.000%(Q)	920	(138,556)	(106,355)	(32,201)	GSI
Bombardier, Inc.	06/20/29	5.000%(Q)	920	(130,668)	(69,187)	(61,481)	GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)	920	(90,800)	(77,353)	(13,447)	GSI
Chesapeake Energy Corp.	06/20/29	5.000%(Q)	920	(138,097)	(115,057)	(23,040)	GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)	920	(98,020)	(80,212)	(17,808)	GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)	920	(138,434)	(110,372)	(28,062)	GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)	920	(150,434)	(25,820)	(124,614)	GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q)	920	(128,681)	(100,255)	(28,426)	GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)	920	(139,136)	(101,468)	(37,668)	GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)	920	(135,517)	(107,587)	(27,930)	GSI
HUB International Ltd.	06/20/29	5.000%(Q)	920	(119,294)	(86,873)	(32,421)	GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)	920	(138,789)	(112,552)	(26,237)	GSI
Medline Borrower LP	06/20/29	5.000%(Q)	920	(145,598)	(90,986)	(54,612)	GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)	920	2,829	2,625	204	GSI
Organon & Co.	06/20/29	5.000%(Q)	920	(75,177)	(77,353)	2,176	GSI
PG&E Corp.	06/20/29	5.000%(Q)	920	(125,642)	(93,654)	(31,988)	GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)	920	(126,665)	(97,240)	(29,425)	GSI
Republic of France	12/20/30	0.250%(Q)	1,005	(6,679)	(2,887)	(3,792)	BARC
Republic of Panama	06/20/28	1.000%(Q)	1,740	(18,231)	(7,632)	(10,599)	DB
Safeway, Inc.	06/20/29	5.000%(Q)	920	(135,732)	(115,057)	(20,675)	GSI
Standard Building Solutions, Inc.	06/20/29	5.000%(Q)	920	(137,106)	(107,587)	(29,519)	GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)	920	(132,870)	(98,444)	(34,426)	GSI
Uber Technologies, Inc.	06/20/29	5.000%(Q)	920	(144,586)	(109,751)	(34,835)	GSI
United Rentals North America, Inc.	06/20/29	5.000%(Q)	920	(136,285)	(106,971)	(29,314)	GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q)	920	(74,003)	(75,365)	1,362	GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)	920	(127,929)	(104,821)	(23,108)	GSI

				$(3,057,072)	$(2,274,555)	$(782,517)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at February 28, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):

Alphabet, Inc.	06/20/30	1.000%(Q)		1,330	0.417%	$33,737	$31,577	$2,160	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		335	*	3,943	—	3,943	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		733	0.177%	6,267	4,249	2,018	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	105	0.264%	523	257	266	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		4,110	0.326%	30,180	22,427	7,753	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	3,311	0.317%	29,188	24,527	4,661	JPM
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	1,487	0.317%	13,109	9,960	3,149	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		265	*	2,625	—	2,625	GSI
Canadian Imperial Bank of Commerce	12/20/34	1.200%(Q)		300	0.991%	4,786	—	4,786	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		3,215	0.302%	24,236	17,900	6,336	GSI
Colombia Telecomunicaciones SA ESP	03/20/26	1.000%(T)		300	0.785%	612	(48)	660	BARC
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	807	0.107%	4,483	2,719	1,764	JPM
European Investment Bank	12/20/26	—%(Q)		4,076	0.037%	(1,206)	(1,638)	432	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		540	0.467%	1,928	987	941	BARC
General Motors Co.	06/20/26	5.000%(Q)		2,390	0.228%	58,950	28,350	30,600	GSI
Halliburton Co.	12/20/26	1.000%(Q)		2,770	0.166%	24,070	4,278	19,792	GSI
Hellenic Republic	12/20/26	1.000%(Q)		1,161	0.056%	11,063	8,519	2,544	BARC

See Notes to Financial Statements.

34

Credit default swap agreements outstanding at February 28, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at February 28, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	06/20/27	1.000%(Q)		280	0.087%	$3,837	$2,549	$1,288	BARC
Hellenic Republic	12/20/27	1.000%(Q)		210	0.101%	3,746	2,399	1,347	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		1,030	0.172%	8,843	6,986	1,857	MSI
Kingdom of Norway	12/20/26	—%(Q)		2,810	0.030%	(680)	(1,130)	450	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		465	0.324%	1,073	187	886	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		465	0.314%	1,880	1,053	827	CITI
Kingdom of Spain	06/20/26	—%(Q)	EUR	1,000	0.036%	(134)	(72)	(62)	BARC
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	852	0.022%	5,002	2,936	2,066	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		2,260	1.347%	(23,238)	(34,231)	10,993	BARC
Morgan Stanley	06/20/26	1.000%(Q)		1,741	0.270%	7,277	4,340	2,937	JPM
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		2,202	0.229%	9,485	5,081	4,404	BARC
Pacific Life	08/20/35	2.500%(Q)		400	2.873%	(9,153)	(1)	(9,152)	GSI
Petroleos Mexicanos	03/20/26	1.000%(T)		2,060	1.664%	3,155	(329)	3,484	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		1,385	1.664%	2,121	(220)	2,341	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		745	1.664%	1,141	(100)	1,241	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		535	1.664%	819	(86)	905	BARC
Petroleos Mexicanos^	03/23/26	4.100%(M)		552	*	556	—	556	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		799	*	6,744	—	6,744	GSI
Republic of Argentina	06/20/26	5.000%(Q)		3,610	1.817%	70,123	(15,165)	85,288	MSI
Republic of Argentina	06/20/26	5.000%(Q)		920	1.817%	17,870	(4,387)	22,257	MSI
Republic of Columbia	12/20/26	1.000%(Q)		1,814	0.969%	3,928	2,825	1,103	BARC
Republic of Ecuador	12/20/27	5.000%(Q)		4,500	3.086%	191,570	(27,892)	219,462	GSI
Republic of Ecuador	12/20/28	5.000%(Q)		800	3.582%	36,808	(10,131)	46,939	GSI
Republic of France	06/20/26	5.000%(Q)	EUR	230	1.379%	5,664	2,055	3,609	GSI
Republic of France	06/20/27	0.250%(Q)		545	0.083%	1,438	870	568	BARC
Republic of France	12/20/30	0.250%(Q)		1,005	0.231%	1,326	(5,945)	7,271	BARC
Republic of Italy	06/20/26	1.000%(Q)		1,622	0.034%	7,970	4,791	3,179	BARC
Republic of Italy	09/20/26	1.000%(Q)		5,472	0.043%	39,863	28,981	10,882	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		200	1.430%	(716)	(392)	(324)	BARC
Republic of Panama	03/20/26	1.000%(T)		1,345	0.412%	3,034	372	2,662	CITI
Republic of Panama	06/20/26	1.000%(Q)		667	0.410%	2,498	1,023	1,475	CITI
Republic of Panama	06/20/27	1.000%(Q)		659	0.490%	5,587	4,827	760	BARC
Republic of Panama^	06/20/28	1.000%(Q)		1,740	*	9,052	(11,346)	20,398	DB
Republic of Romania	12/20/26	1.000%(Q)		111	0.298%	840	441	399	BOA
Republic of Serbia	12/20/30	1.000%(Q)		537	1.311%	(6,279)	(5,832)	(447)	BARC
Republic of Slovakia	12/20/27	1.000%(Q)		405	0.158%	6,814	5,907	907	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	1,271	0.084%	7,170	4,068	3,102	GSI
Siemens AG	06/20/26	1.000%(Q)	EUR	1,026	0.084%	5,788	3,571	2,217	JPM
Simon Property Group LP	06/20/26	1.000%(Q)		3,820	0.119%	17,979	2,699	15,280	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		892	0.123%	8,015	6,337	1,678	MSI
SoftBank Group Corp.	06/20/26	1.000%(Q)		990	1.825%	(628)	(1,503)	875	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		561	0.191%	4,732	3,715	1,017	MSI
State of Qatar	12/20/26	1.000%(Q)		580	0.108%	5,280	4,077	1,203	BARC
Stellantis NV	06/20/26	1.000%(Q)	EUR	1,413	0.239%	7,161	4,032	3,129	BARC
TotalEnergies Capital SA	03/20/26	1.000%(T)	EUR	1,790	0.081%	5,181	1,073	4,108	JPM
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	1,436	0.113%	15,495	12,514	2,981	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	1,470	0.103%	1,628	700	928	BARC
U.S. Treasury Notes	06/20/27	0.250%(Q)	EUR	600	0.204%	767	(89)	856	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		580	0.163%	2,617	1,287	1,330	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		5,130	0.223%	22,487	6,546	15,941	GSI
Wells Fargo & Co.	06/20/26	1.000%(Q)		3,376	0.213%	14,714	8,728	5,986	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)		3,019	0.213%	13,158	7,805	5,353	JPM

						$799,902	$179,988	$619,914

See Notes to Financial Statements.

PGIM Strategic Bond Fund  35

Schedule of Investments (continued)

as of February 28, 2026

Credit default swap agreements outstanding at February 28, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):

CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	352,790	0.558%	$7,446,335	$7,538,641	$92,306

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at February 28, 2026:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	10,425	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.290%	$—	$59,097	$59,097
CHF	2,700	02/23/36	0.480%(A)	3 Month SARON(2)(A)/ (0.080)%	—	22,846	22,846
GBP	8,995	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.727%	(43,376)	361,040	404,416
GBP	2,715	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.727%	140,149	190,909	50,760
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.727%	(52,094)	340,577	392,671
GBP	185	05/08/30	3.950%(A)	1 Day SONIA(1)(A)/ 3.727%	(2,602)	(4,422)	(1,820)
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.727%	(18,372)	76,866	95,238
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.727%	(18,242)	72,997	91,239
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 3.727%	(3,364)	42,164	45,528
GBP	3,840	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.727%	(98)	75,910	76,008
JPY	900,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	7,876	7,876
JPY	540,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	24,665	24,665
NZD	12,895	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.485%	—	53,751	53,751
	37,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	35,339	206,522	171,183

See Notes to Financial Statements.

36

Interest rate swap agreements outstanding at February 28, 2026 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
67,775	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	$—	$(332,434)	$(332,434)
11,000	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	2,035	(96,433)	(98,468)
28,000	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	(8,467)	417,488	425,955
15,700	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	10,037	(511,865)	(521,902)
10,718	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(118,033)	(118,033)
20,855	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	374,559	374,559
11,048	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(27,635)	(27,635)
1,640	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	748,606	762,557	13,951
23,220	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	339,586	815,720	476,134
15,895	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	218,046	218,046
21,200	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.680%	(399,319)	(844,623)	(445,304)

				$729,818	$2,188,145	$1,458,327

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at February 28, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -30bps(T)/ 3.340%	GSI	04/20/26	(47,038)	$779,975	$—	$779,975

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of February 28, 2026, termination date 04/20/2026:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value
J M Smucker Co. (The)	12,160,000	$13,370,820	1.25%
Barclays PLC	12,160,000	13,184,923	1.24%
QUALCOMM, Inc.	12,160,000	12,940,954	1.21%
Brookfield Asset Management Ltd.	12,160,000	12,858,012	1.21%
Siemens Funding BV	12,160,000	12,834,789	1.20%
Burlington Northern Santa Fe LLC	12,160,000	12,778,921	1.20%
BHP Billiton Finance USA Ltd.	12,160,000	12,775,804	1.20%
United Parcel Service, Inc.	12,160,000	12,755,141	1.20%
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.	12,160,000	12,752,415	1.20%
HCA, Inc.	12,160,000	12,739,589	1.20%
Brown & Brown, Inc.	12,160,000	12,711,543	1.19%
Rio Tinto Finance USA PLC	12,160,000	12,705,508	1.19%
CVS Health Corp.	12,160,000	12,676,503	1.19%
Athene Holding Ltd.	12,160,000	12,667,015	1.19%
NextEra Energy Capital Holdings, Inc.	12,160,000	12,555,425	1.18%
Eli Lilly & Co.	12,160,000	12,545,805	1.18%
Caterpillar, Inc.	12,160,000	12,535,989	1.18%
Merck & Co., Inc.	12,160,000	12,529,993	1.18%
American Water Capital Corp.	12,160,000	12,502,293	1.17%
Cigna Group (The)	12,160,000	12,474,372	1.17%
Travelers Cos., Inc. (The)	12,160,000	12,426,231	1.17%
Citigroup, Inc.	12,160,000	12,396,528	1.16%

See Notes to Financial Statements.

PGIM Strategic Bond Fund  37

Schedule of Investments (continued)

as of February 28, 2026

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value
NiSource, Inc.	12,160,000	$12,387,532	1.16%
Targa Resources Corp.	12,160,000	12,376,767	1.16%
HCA, Inc.	12,160,000	12,349,211	1.16%
Energy Transfer LP	12,160,000	12,319,019	1.16%
Wynnton Funding Trust II	12,160,000	12,315,805	1.16%
Constellation Energy Generation LLC	12,160,000	12,296,612	1.15%
Amgen, Inc.	12,160,000	12,290,103	1.15%
T-Mobile USA, Inc.	12,160,000	12,276,419	1.15%
Comcast Corp.	12,160,000	12,273,147	1.15%
Union Pacific Corp.	12,160,000	12,270,725	1.15%
Kinder Morgan, Inc.	12,160,000	12,265,961	1.15%
Synopsys, Inc.	12,160,000	12,265,105	1.15%
Rwe Finance US LLC.	12,160,000	12,261,894	1.15%
AEP Texas, Inc.	12,160,000	12,248,854	1.15%
Raymond James Financial, Inc.	12,160,000	12,210,333	1.15%
AT&T, Inc.	12,160,000	12,193,403	1.14%
Steel Dynamics, Inc.	12,160,000	12,186,619	1.14%
Morgan Stanley	12,160,000	12,167,987	1.14%
Gilead Sciences, Inc.	12,160,000	12,167,163	1.14%
Virginia Electric and Power Co.	12,160,000	12,146,217	1.14%
Duke Energy Corp.	12,160,000	12,140,041	1.14%
Enel Finance International NV	12,160,000	12,110,571	1.14%
TotalEnergies Capital SA	12,160,000	12,093,865	1.13%
Lowe’s Cos., Inc.	12,160,000	12,089,457	1.13%
AbbVie, Inc.	12,160,000	12,073,237	1.13%
Waste Management, Inc.	12,160,000	12,058,650	1.13%
Takeda Pharmaceutical Co. Ltd.	12,160,000	12,053,546	1.13%
IBM Corp.	12,160,000	11,996,567	1.13%

		$621,603,383

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$380,741	$(2,485,616)	$3,411,101	$(2,883,613)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$12,873,384
JPS	—	5,551,276

Total	$—	$18,424,660

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

38

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$1,976,754	$—
Collateralized Loan Obligations	—	111,176,927	—
Consumer Loans	—	8,746,213	—
Equipment	—	4,004,328	—
Home Equity Loans	—	4,860,688	—
Other	—	5,964,924	—
Residential Mortgage-Backed Securities	—	6,923,502	144,882
Student Loan	—	167,363	—
Commercial Mortgage-Backed Securities	—	96,357,386	—
Corporate Bonds	—	405,308,167	7,358,265
Floating Rate and Other Loans	—	10,135,957	4,517,240
Municipal Bond	—	1,092,784	—
Residential Mortgage-Backed Securities	—	46,092,309	2,000,001
Sovereign Bonds	—	63,206,098	—
U.S. Government Agency Obligations	—	270,916,298	—
U.S. Treasury Obligations	—	280,402,804	—
Affiliated Exchange-Traded Funds
Fixed Income	12,626,642	—	—
Common Stocks	1,109,850	4,261,257	20,310
Preferred Stocks	—	—	4,364,117
Option Purchased	—	38,868	—
Warrants	—	1	53
Short-Term Investments
Affiliated Mutual Funds	29,976,896	—	—
Options Purchased	5,425	712,574	—

Total	$43,718,813	$1,322,345,202	$18,404,868

Liabilities
Long-Term Investments
Options Written	$—	$(15,442)	$—
Short-Term Investments
Options Written	$(2,325)	$(1,130,294)	$—

Total	$(2,325)	$(1,145,736)	$—

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$—	$1,795
Unfunded Preferred Stock Commitment	—	—	—	**
Futures Contracts	2,194,171	—	—
OTC Bond Forward Contract	—	242,395	—
OTC Forward Foreign Currency Exchange Contracts	—	2,133,351	—
OTC Cross Currency Exchange Contracts	—	10,995	—
OTC Packaged Credit Default Swap Agreements	—	2,027,329	—
Centrally Cleared Credit Default Swap Agreement	—	92,306	—
OTC Credit Default Swap Agreements	—	821,845	29,318
Centrally Cleared Interest Rate Swap Agreements	—	3,003,923	—
OTC Total Return Swap Agreement	—	779,975	—

Total	$2,194,171	$9,112,119	$31,113

Liabilities
Forward Commitment Contract	$—	$(903,837)	$—
Futures Contracts	(620,751)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,977,416)	—
OTC Packaged Credit Default Swap Agreements	—	(2,133,919)	—
OTC Credit Default Swap Agreements	—	(3,101,935)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,545,596)	—

Total	$(620,751)	$(12,662,703)	$—

See Notes to Financial Statements.

PGIM Strategic Bond Fund  39

Schedule of Investments (continued)

as of February 28, 2026

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, unfunded preferred stock commitment and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, bond forward contracts, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded loan commitments and unfunded preferred stock commitment are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage-Backed Securities
Balance as of 02/28/25	$174,011	$7,164,887	$8,057,536	$1,739,918
Realized gain (loss)	1,260	—	(107,061)	—
Change in unrealized appreciation (depreciation)	41,012	(1,151,373)	502,599	(1,214)
Purchase/Exchange/Issuances	—	472,685	1,457,636	5,074,862
Sales/Paydowns	(71,401)	—	(5,403,296)	(4,073,000)
Accrued discount/premium	—	203,525	9,826	(648)
Transfer into Level 3*	—	668,541	—	—
Transfer out of Level 3*	—	—	—	(739,917)

Balance as of 02/28/26	$144,882	$7,358,265	$4,517,240	$2,000,001

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$41,012	$(1,151,373)	$184,519	$(1,214)

	Common Stocks	Preferred Stocks	Warrants	Unfunded Corporate Bond Commitment
Balance as of 02/28/25	$1,685,554	$4,010,363	$148	$—
Realized gain (loss)	14,071	—	—	—
Change in unrealized appreciation (depreciation)	(26,627)	353,754	(95)	—
Purchase/Exchange/Issuances	—	—	—	—
Sales/Paydowns	(71,523)	—	—	—
Accrued discount/premium	—	—	—	—
Transfer into Level 3*	—	—	—	—
Transfer out of Level 3*	(1,581,165)	—	—	—

Balance as of 02/28/26	$20,310	$4,364,117	$53	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$353,754	$(95)	$—

	Unfunded Loan Commitments	Unfunded Preferred Stock Commitment	OTC Credit Default Swap Agreements
Balance as of 02/28/25	$1	$—	$33,139
Realized gain (loss)	—	—	959,665
Change in unrealized appreciation (depreciation)	1,794	—	(990,254)
Purchase/Exchange/Issuances	—	—	—
Sales/Paydowns	—	—	—
Accrued discount/premium	—	—	—
Transfer into Level 3*	—	—	26,768
Transfer out of Level 3*	—	—	—

Balance as of 02/28/26	$1,795	$—	$29,318

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$1,795	$—	$(990,254)

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

See Notes to Financial Statements.

40

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase

Asset-Backed Securities-Residential Mortgage-Backed Securities	$144,882	Market/Yield and Spread	Adjusted Spread	400 bps	Decrease
Corporate Bonds	3	Market/Recovery Value	Recovery Rate	0.00%	Increase
Corporate Bonds	512,464	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Floating Rate and Other Loans	1,545,629	Market/Enterprise Value	EBITDA Multiple	10.00x - 11.00x	Increase
Floating Rate and Other Loans	938,992	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Residential Mortgage-Backed Securities	1	Market/Recovery Value	Recovery Rate	100.00%	Increase
Preferred Stocks	95,679	Market/Recovery Value	Recovery Rate	12.67%	Increase
Preferred Stocks	4,268,438	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Unfunded Loan Commitments	221	Market/Enterprise Value	EBITDA Multiple	11.00x	Increase
Unfunded Preferred Stock Commitment	—	Market/Transaction Based	Discount/Premium Factor	0.00%	NA

	$7,506,309

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2026, the aggregate value of these securities and/or derivatives was $10,929,672. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

U.S. Treasury Obligations	21.1%
U.S. Government Agency Obligations	20.4
Collateralized Loan Obligations	8.4
Commercial Mortgage-Backed Securities	7.2
Banks	5.5
Sovereign Bonds	4.8
Residential Mortgage-Backed Securities	4.1
Electric	2.7
Telecommunications	2.5
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	2.3
Diversified Financial Services	2.1
Retail	1.4
Oil & Gas	1.4
Mining	1.3
Home Builders	1.2
Media	1.1
Affiliated Exchange-Traded Funds	1.0
Healthcare-Services	0.9
Pipelines	0.9
Pharmaceuticals	0.8
Real Estate Investment Trusts (REITs)	0.7
Chemicals	0.7
Engineering & Construction	0.7
Entertainment	0.7
Foods	0.7
Consumer Loans	0.7
Commercial Services	0.6
Internet	0.6
Auto Manufacturers	0.5
Real Estate	0.5
Airlines	0.5
Other	0.4
Leisure Time	0.4
Lodging	0.4

Home Equity Loans	0.4%
Electronic Equipment, Instruments & Components	0.3
Building Materials	0.3
Equipment	0.3
Iron/Steel	0.3
Aerospace & Defense	0.3
Healthcare-Products	0.3
Auto Parts & Equipment	0.2
Software	0.2
Holding Companies-Diversified	0.2
Metal Fabricate/Hardware	0.2
Packaging & Containers	0.2
Wireless Telecommunication Services	0.1
Automobiles	0.1
Insurance	0.1
Forest Products & Paper	0.1
Transportation	0.1
Electrical Components & Equipment	0.1
Household Products/Wares	0.1
Apparel	0.1
Semiconductors	0.1
Oil, Gas & Consumable Fuels	0.1
Municipal Bond	0.1
Machinery-Diversified	0.1
Computers	0.1
Education	0.1
Gas Utilities	0.1
Environmental Control	0.1
Electronics	0.1
Options Purchased	0.0	*
Home Furnishings	0.0	*
Gas	0.0	*
Housewares	0.0	*
Student Loan	0.0	*
Agriculture	0.0	*

See Notes to Financial Statements.

PGIM Strategic Bond Fund  41

Schedule of Investments (continued)

as of February 28, 2026

Industry Classification (continued):

Electric Utilities	0.0	*%
Interactive Media & Services	0.0	*
Hotels, Restaurants & Leisure	0.0	*

	104.1
Options Written	(0.1)
Liabilities in excess of other assets	(4.0)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$92,306	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	380,741		Premiums received for OTC swap agreements	2,485,616
Credit contracts	Unaffiliated investments	5,332		Options written outstanding, at value	511,040
Credit contracts	Unrealized appreciation on OTC swap agreements	2,631,126		Unrealized depreciation on OTC swap agreements	2,883,613
Foreign exchange contracts	Unaffiliated investments	585,978		Options written outstanding, at value	525,291
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	10,995		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,133,351		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,977,416
Interest rate contracts	Due from/to broker-variation margin futures	2,194,171	*	Due from/to broker-variation margin futures	620,751	*
Interest rate contracts	Due from/to broker-variation margin swaps	3,003,923	*	Due from/to broker-variation margin swaps	1,545,596	*
Interest rate contracts	Unaffiliated investments	165,557		Options written outstanding, at value	111,730
Interest rate contracts	Unrealized appreciation on OTC bond forward contracts	242,395		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	779,975		—	—

		$12,225,850			$13,661,053

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

42

The effects of derivative instruments on the Statement of Operations for the year ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(466,189)	$1,099,278	$—	$—	$(1,047,161)
Foreign exchange contracts	(765,521)	3,550,895	—	(16,420,162)	—
Interest rate contracts	(9,512)	52,711	7,413,080	—	542,243

Total	$(1,241,222)	$4,702,884	$7,413,080	$(16,420,162)	$(504,918)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$36,544	$(49,488)	$—	$—	$—	$244,096
Foreign exchange contracts	(73,625)	5,461	—	—	(579,214)	—
Interest rate contracts	(66,957)	90,514	(2,674,370)	242,395	—	680,361

Total	$(104,038)	$46,487	$(2,674,370)	$242,395	$(579,214)	$924,457

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 339,715
Options Written (2)	397,567,559
Futures Contracts - Long Positions (2)	523,813,204
Futures Contracts - Short Positions (2)	109,576,812
Bond Forward Contracts - Purchased (3)	2,795,136
Forward Foreign Currency Exchange Contracts - Purchased (3)	177,656,548
Forward Foreign Currency Exchange Contracts - Sold (3)	320,346,096
Cross Currency Exchange Contracts (4)	1,711,438
Credit Default Swap Agreements - Buy Protection (2)	133,333,504
Credit Default Swap Agreements - Sell Protection (2)	274,402,247
Interest Rate Swap Agreements (2)	383,234,707
Total Return Swap Agreements (2)	42,947,625

*	Average volume is based on average quarter end balances for the year ended February 28, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$8,767,148	$(8,767,148)	$—

See Notes to Financial Statements.

PGIM Strategic Bond Fund  43

Schedule of Investments (continued)

as of February 28, 2026

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$145,108	$(203,988)	$(58,880)	$—	$(58,880)
BNP	83,458	(163,794)	(80,336)	—	(80,336)
BNY	—	(124,332)	(124,332)	124,332	—
BOA	1,053,165	(205,282)	847,883	(847,883)	—
CITI	1,017,979	(918,035)	99,944	—	99,944
DB	2,398,870	(2,643,540)	(244,670)	167,476	(77,194)
GSI	1,474,547	(3,533,856)	(2,059,309)	2,059,309	—
HSBC	41,176	(407,338)	(366,162)	315,010	(51,152)
JPM	302,935	(157,961)	144,974	—	144,974
MSI	338,035	(1,626,179)	(1,288,144)	1,232,284	(55,860)
RBC	—	(53,375)	(53,375)	—	(53,375)
SCB	59,347	(11,202)	48,145	—	48,145
SSB	—	(572,537)	(572,537)	426,317	(146,220)
TD	—	(159,771)	(159,771)	159,771	—
UAG	15,405	(711,191)	(695,786)	695,786	—

	$6,930,025	$(11,492,381)	$(4,562,356)	$4,332,402	$(229,954)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

44

Statement of Assets and Liabilities

as of February 28, 2026

Assets
Investments at value, including securities on loan of $8,767,148:
Unaffiliated investments (cost $1,348,803,827)	$1,341,865,345
Affiliated investments (cost $42,643,683)	42,603,538
Foreign currency, at value (cost $29,857)	29,868
Receivable for investments sold	22,060,877
Dividends and interest receivable	9,989,052
Unrealized appreciation on OTC swap agreements	3,411,101
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,133,351
Receivable for Fund shares sold	1,535,514
Due from broker—variation margin futures	1,053,322
Premiums paid for OTC swap agreements	380,741
Unrealized appreciation on OTC bond forward contracts	242,395
Unrealized appreciation on OTC cross currency exchange contracts	10,995
Unrealized appreciation on unfunded loan commitments	1,795
Prepaid expenses	4,958

Total Assets	1,425,322,852

Liabilities
Payable for investments purchased	68,763,659
Payable to broker for collateral for securities on loan	9,024,286
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,977,416
Payable for Fund shares purchased	4,146,195
Unrealized depreciation on OTC swap agreements	2,883,613
Premiums received for OTC swap agreements	2,485,616
Options written outstanding, at value (premiums received $1,362,579)	1,148,061
Forward commitment contracts, at value (proceeds receivable $897,715)	903,837
Due to broker—variation margin swaps	564,617
Management fee payable	455,646
Accrued expenses and other liabilities	403,631
Distribution fee payable	53,360
Trustees’ fees payable	3,460
Affiliated transfer agent fee payable	1,256
Dividends and Distributions payable	650

Total Liabilities	95,815,303

Net Assets	$1,329,507,549

Net assets were comprised of:
Shares of beneficial interest, at par	$153,042
Paid-in capital in excess of par	1,612,018,651
Total distributable earnings (loss)	(282,664,144)

Net assets, February 28, 2026	$1,329,507,549

See Notes to Financial Statements.

PGIM Strategic Bond Fund  45

Statement of Assets and Liabilities

as of February 28, 2026

Class A
Net asset value and redemption price per share,
($102,828,465 ÷ 11,832,078 shares of beneficial interest issued and outstanding)	$8.69
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.98

Class C
Net asset value, offering price and redemption price per share,
($44,326,471 ÷ 5,108,425 shares of beneficial interest issued and outstanding)	$8.68

Class Z
Net asset value, offering price and redemption price per share,
($1,053,472,664 ÷ 121,273,932 shares of beneficial interest issued and outstanding)	$8.69

Class R6
Net asset value, offering price and redemption price per share,
($128,879,949 ÷ 14,827,855 shares of beneficial interest issued and outstanding)	$8.69

See Notes to Financial Statements.

46

Statement of Operations

Year Ended February 28, 2026

Net Investment Income (Loss)
Income
Interest income (net of $11,425 foreign withholding tax)	$63,420,878
Affiliated dividend income	1,787,355
Income from securities lending, net (including affiliated income of $34,295)	34,354
Unaffiliated dividend income	33,276

Total income	65,275,863

Expenses
Management fee	7,007,863
Distribution fee(a)	671,735
Transfer agent’s fees and expenses (including affiliated expense of $7,449)(a)	1,220,068
Custodian and accounting fees	155,244
Registration fees(a)	116,822
Audit fee	69,971
Shareholders’ reports	58,410
Professional fees	54,651
Trustees’ fees	24,493
Miscellaneous	52,027

Total expenses	9,431,284
Less: Fee waiver and/or expense reimbursement(a)	(1,321,617)

Net expenses	8,109,667

Net investment income (loss)	57,166,196

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,738))	(15,533,676)
Affiliated net capital gain distributions received	7,194
Futures transactions	7,413,080
Forward and cross currency contract transactions	(16,420,162)
Options written transactions	4,702,884
Swap agreement transactions	(504,918)
Foreign currency transactions	58,609

(20,276,989)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(25,642))	48,918,257
Futures	(2,674,370)
Bond forward contracts	242,395
Forward and cross currency contracts	(579,214)
Options written	46,487
Swap agreements	924,457
Foreign currencies	330,172
Unfunded loan commitments	1,794

47,209,978

Net gain (loss) on investment and foreign currency transactions	26,932,989

Net Increase (Decrease) In Net Assets Resulting From Operations	$84,099,185

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	228,506	443,229	—	—
Transfer agent’s fees and expenses	61,576	43,483	1,112,430	2,579
Registration fees	19,387	15,986	60,070	21,379
Fee waiver and/or expense reimbursement	(30,996)	(15,017)	(1,210,434)	(65,170)

See Notes to Financial Statements.

PGIM Strategic Bond Fund  47

Statements of Changes in Net Assets

	Year Ended February 28,
	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$57,166,196	$57,348,074
Net realized gain (loss) on investment and foreign currency transactions	(20,276,989)	(19,673,493)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	47,209,978	49,666,735

Net increase (decrease) in net assets resulting from operations	84,099,185	87,341,316

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,402,143)	(4,685,089)
Class C	(1,781,507)	(2,192,288)
Class Z	(47,692,578)	(51,588,223)
Class R6	(6,270,212)	(5,888,257)

	(60,146,440)	(64,353,857)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	563,602,010	455,517,098
Net asset value of shares issued in reinvestment of dividends and distributions	60,134,440	64,336,645
Cost of shares purchased	(449,286,795)	(407,081,466)

Net increase (decrease) in net assets from Fund share transactions	174,449,655	112,772,277

Total increase (decrease)	198,402,400	135,759,736

Net Assets:
Beginning of year	1,131,105,149	995,345,413

End of year	$1,329,507,549	$1,131,105,149

See Notes to Financial Statements.

48

Financial Highlights

Class A Shares
	Year Ended February 28/29,

	2026	2025	2024	2023	2022

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$8.52	$8.33	$8.34	$9.69	$10.32

Income (loss) from investment operations:

Net investment income (loss)	0.39	0.43	0.44	0.38	0.29

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.19	0.25	0.16	(1.23)	(0.54)

Total from investment operations	0.58	0.68	0.60	(0.85)	(0.25)

Less Dividends and Distributions:

Dividends from net investment income	(0.41)	(0.49)	(0.61)	(0.50)	(0.38)

Net asset value, end of year	$8.69	$8.52	$8.33	$8.34	$9.69

Total Return(b):	7.01%	8.37%	7.49%	(8.81)%	(2.59)%

Ratios/Supplemental Data:

Net assets, end of year (000)	$102,828	$86,919	$70,540	$57,693	$78,154

Average net assets (000)	$91,402	$80,682	$60,671	$61,543	$85,794

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	0.93%	0.96%	0.95%	0.94%	0.95%

Expenses before waivers and/or expense reimbursement	0.96%	0.99%	0.98%	0.97%	0.98%

Net investment income (loss)	4.57%	5.14%	5.34%	4.32%	2.81%

Portfolio turnover rate(d)(e)	122%	233%	310%	301%	54%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  49

Financial Highlights (continued)

Class C Shares
	Year Ended February 28/29,

	2026	2025	2024	2023	2022

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$8.51	$8.32	$8.33	$9.68	$10.30

Income (loss) from investment operations:

Net investment income (loss)	0.32	0.37	0.37	0.31	0.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.19	0.24	0.16	(1.23)	(0.53)

Total from investment operations	0.51	0.61	0.53	(0.92)	(0.32)

Less Dividends and Distributions:

Dividends from net investment income	(0.34)	(0.42)	(0.54)	(0.43)	(0.30)

Net asset value, end of year	$8.68	$8.51	$8.32	$8.33	$9.68

Total Return(b):	6.16%	7.53%	6.66%	(9.55)%	(3.25)%

Ratios/Supplemental Data:

Net assets, end of year (000)	$44,326	$45,546	$41,442	$41,835	$56,099

Average net assets (000)	$44,323	$43,670	$40,959	$45,944	$60,789

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	1.73%	1.74%	1.74%	1.74%	1.72%

Expenses before waivers and/or expense reimbursement	1.76%	1.77%	1.77%	1.77%	1.75%

Net investment income (loss)	3.78%	4.36%	4.54%	3.52%	2.04%

Portfolio turnover rate(d)(e)	122%	233%	310%	301%	54%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Year Ended February 28/29,

	2026	2025	2024	2023	2022

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$8.52	$8.33	$8.34	$9.69	$10.31

Income (loss) from investment operations:

Net investment income (loss)	0.42	0.46	0.47	0.41	0.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.19	0.25	0.15	(1.23)	(0.53)

Total from investment operations	0.61	0.71	0.62	(0.82)	(0.21)

Less Dividends and Distributions:

Dividends from net investment income	(0.44)	(0.52)	(0.63)	(0.53)	(0.41)

Net asset value, end of year	$8.69	$8.52	$8.33	$8.34	$9.69

Total Return(b):	7.34%	8.73%	7.85%	(8.52)%	(2.17)%

Ratios/Supplemental Data:

Net assets, end of year (000)	$1,053,473	$884,568	$808,001	$892,700	$1,445,527

Average net assets (000)	$930,494	$839,957	$853,582	$1,006,914	$1,717,073

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	0.62%	0.62%	0.62%	0.62%	0.62%

Expenses before waivers and/or expense reimbursement	0.75%	0.75%	0.76%	0.75%	0.75%

Net investment income (loss)	4.87%	5.48%	5.66%	4.63%	3.14%

Portfolio turnover rate(d)(e)	122%	233%	310%	301%	54%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  51

Financial Highlights (continued)

Class R6 Shares
	Year Ended February 28/29,

	2026	2025	2024	2023	2022

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$8.53	$8.33	$8.34	$9.70	$10.32

Income (loss) from investment operations:

Net investment income (loss)	0.42	0.46	0.47	0.41	0.33

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.18	0.26	0.16	(1.24)	(0.54)

Total from investment operations	0.60	0.72	0.63	(0.83)	(0.21)

Less Dividends and Distributions:

Dividends from net investment income	(0.44)	(0.52)	(0.64)	(0.53)	(0.41)

Net asset value, end of year	$8.69	$8.53	$8.33	$8.34	$9.70

Total Return(b):	7.25%	8.89%	7.88%	(8.49)%	(2.24)%

Ratios/Supplemental Data:

Net assets, end of year (000)	$128,880	$114,073	$75,363	$59,220	$37,135

Average net assets (000)	$121,555	$95,502	$65,842	$51,264	$37,326

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	0.59%	0.59%	0.59%	0.59%	0.59%

Expenses before waivers and/or expense reimbursement	0.64%	0.65%	0.66%	0.66%	0.67%

Net investment income (loss)	4.91%	5.49%	5.71%	4.75%	3.17%

Portfolio turnover rate(d)(e)	122%	233%	310%	301%	54%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Strategic Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official

PGIM Strategic Bond Fund  53

Notes to Financial Statements (continued)

closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Fund’s valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bond Forward Contracts: The Fund invested in bond forward contracts which are primarily used to hedge its exposure to interest rate fluctuations. These transactions involve a commitment by the Fund to purchase or sell a specific bond at a future date for a predetermined fixed price and with no upfront payments. Bond forward contracts are valued daily at the current underlying bond forward price and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on bond forward contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference of the agreed upon forward price and the actual price of the security at settlement. This gain (loss), if any, is included in net realized gain (loss) on bond forward transactions.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

PGIM Strategic Bond Fund  55

Notes to Financial Statements (continued)

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

PGIM Strategic Bond Fund  57

Notes to Financial Statements (continued)

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Strategic Bond Fund  59

Notes to Financial Statements (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadvisers’ performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its investment group PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively the “subadviser”). Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.590% on average daily net assets up to $2.5 billion;	0.59%

0.565% on average daily net assets from $2.5 billion to $5 billion;
0.540% on average daily net assets over $5 billion.

The Manager has contractually agreed, through June 30, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.15%
C	1.90
Z	0.62
R6	0.59

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A

Class	Gross Distribution Fee	Net Distribution Fee
R6	N/A%	N/A%

For the year ended February 28, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$127,700	$6,170
C	—	5,014

PGIM Investments, PIMS, PGIM, Inc. and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended February 28, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended February 28, 2026, were as follows:

Cost of Purchases	Proceeds from Sales
$1,473,010,786	$1,411,829,265

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended February 28, 2026, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM Corporate Bond 0-5 Year ETF
$—	$6,296,552	$—	$32,823	$—	$6,329,375	125,000	$94,186	$2,619

PGIM Corporate Bond 5-10 Year ETF
—	3,830,593	—	19,089	—	3,849,682	75,000	78,608	4,575

PGIM Floating Rate Income ETF
2,526,500	—	—	(78,915)	—	2,447,585	50,000	179,723	—
$2,526,500	$10,127,145	$—	$(27,003)	$—	$12,626,642		$352,517	$7,194

PGIM Strategic Bond Fund  61

Notes to Financial Statements (continued)

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)
$25,948,797	$536,333,475	$541,350,571	$—	$—	$20,931,701	20,931,701	$1,434,838		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.836%)(b)(wa)
11,953,051	110,573,946	113,479,425	1,361	(3,738)	9,045,195	9,051,531	34,295	(1)	—
$37,901,848	$646,907,421	$654,829,996	$1,361	$(3,738)	$29,976,896		$1,469,133		$—
$40,428,348	$657,034,566	$654,829,996	$(25,642)	$(3,738)	$42,603,538		$1,821,650		$7,194

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP,are recorded on the ex-date.

For the year ended February 28, 2026, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$60,146,440	$—	$—	$60,146,440

For the year ended February 28, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$64,353,857	$—	$—	$64,353,857

For the year ended February 28, 2026, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$5,375,442	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of February 28, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,395,568,977	$39,696,573	$(53,890,779)	$(14,194,206)

The difference between GAAP and tax basis is primarily attributable to the difference in the treatment of amortization of premiums, deferred losses on wash sales, futures contracts, swaps, partnerships and other book to tax differences.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of February 28, 2026 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$271,645,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2026 are subject to such review.

7.  Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of February 28, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	8,329	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%
Unaffiliated	7	92.8

PGIM Strategic Bond Fund  63

Notes to Financial Statements (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended February 28, 2026:
Shares sold	3,862,074	$33,045,205
Shares issued in reinvestment of dividends and distributions	514,602	4,401,219
Shares purchased	(2,744,325)	(23,330,054)
Net increase (decrease) in shares outstanding before conversion	1,632,351	14,116,370
Shares issued upon conversion from other share class(es)	148,651	1,268,385
Shares purchased upon conversion into other share class(es)	(146,111)	(1,246,084)
Net increase (decrease) in shares outstanding	1,634,891	$14,138,671

Year ended February 28, 2025:
Shares sold	4,135,409	$34,930,365
Shares issued in reinvestment of dividends and distributions	555,943	4,683,565
Shares purchased	(2,882,353)	(24,331,958)
Net increase (decrease) in shares outstanding before conversion	1,808,999	15,281,972
Shares issued upon conversion from other share class(es)	148,087	1,242,150
Shares purchased upon conversion into other share class(es)	(229,207)	(1,944,754)
Net increase (decrease) in shares outstanding	1,727,879	$14,579,368

Class C
Year ended February 28, 2026:
Shares sold	768,108	$6,544,421
Shares issued in reinvestment of dividends and distributions	208,661	1,781,414
Shares purchased	(1,005,345)	(8,556,352)
Net increase (decrease) in shares outstanding before conversion	(28,576)	(230,517)
Shares purchased upon conversion into other share class(es)	(214,759)	(1,829,766)
Net increase (decrease) in shares outstanding	(243,335)	$(2,060,283)

Year ended February 28, 2025:
Shares sold	1,338,997	$11,284,815
Shares issued in reinvestment of dividends and distributions	260,597	2,191,949
Shares purchased	(1,022,648)	(8,594,023)
Net increase (decrease) in shares outstanding before conversion	576,946	4,882,741
Shares purchased upon conversion into other share class(es)	(208,499)	(1,752,532)
Net increase (decrease) in shares outstanding	368,447	$3,130,209

Class Z
Year ended February 28, 2026:
Shares sold	55,924,848	$477,740,987
Shares issued in reinvestment of dividends and distributions	5,576,218	47,682,219
Shares purchased	(44,193,948)	(376,725,224)
Net increase (decrease) in shares outstanding before conversion	17,307,118	148,697,982
Shares issued upon conversion from other share class(es)	257,053	2,194,388
Shares purchased upon conversion into other share class(es)	(103,568)	(881,770)
Net increase (decrease) in shares outstanding	17,460,603	$150,010,600

Year ended February 28, 2025:
Shares sold	41,964,373	$354,407,512
Shares issued in reinvestment of dividends and distributions	6,123,822	51,574,429
Shares purchased	(41,248,003)	(346,845,777)
Net increase (decrease) in shares outstanding before conversion	6,840,192	59,136,164
Shares issued upon conversion from other share class(es)	250,290	2,110,976
Shares purchased upon conversion into other share class(es)	(329,466)	(2,806,816)
Net increase (decrease) in shares outstanding	6,761,016	$58,440,324

Share Class	Shares	Amount

Class R6
Year ended February 28, 2026:
Shares sold	5,424,452	$46,271,397
Shares issued in reinvestment of dividends and distributions	733,138	6,269,588
Shares purchased	(4,768,755)	(40,675,165)
Net increase (decrease) in shares outstanding before conversion	1,388,835	11,865,820
Shares issued upon conversion from other share class(es)	85,372	721,227
Shares purchased upon conversion into other share class(es)	(26,904)	(226,380)

Net increase (decrease) in shares outstanding	1,447,303	$12,360,667

Year ended February 28, 2025:
Shares sold	6,514,108	$54,894,406
Shares issued in reinvestment of dividends and distributions	698,462	5,886,702
Shares purchased	(3,247,399)	(27,309,708)
Net increase (decrease) in shares outstanding before conversion	3,965,171	33,471,400
Shares issued upon conversion from other share class(es)	382,224	3,269,302
Shares purchased upon conversion into other share class(es)	(13,951)	(118,326)

Net increase (decrease) in shares outstanding	4,333,444	$36,622,376

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended February 28, 2026.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

PGIM Strategic Bond Fund  65

Notes to Financial Statements (continued)

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium

PGIM Strategic Bond Fund  67

Notes to Financial Statements (continued)

paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted.

Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2026.

PGIM Strategic Bond Fund  69

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 3 and Shareholders of PGIM Strategic Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Strategic Bond Fund (one of the funds constituting Prudential Investment Portfolios 3, referred to hereafter as the “Fund”) as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agents, brokers, issuers of privately held securities and agent banks; when replies were not received from issuers of privately held securities, agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French Secretary

Date:	April 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 17, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 17, 2026